UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and Deputy General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1. Reports to Shareholders.

Semi-Annual Report
June 30, 2020
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
SPDR Bloomberg Barclays International Corporate Bond ETF
SPDR Bloomberg Barclays International Treasury Bond ETF
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
SPDR FTSE International Government Inflation-Protected Bond ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2020

Description	% of Net Assets
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/2023	1.2%
Poland Government Bond 2.75% 4/25/2028	1.0
Korea Treasury Bond 2.63% 3/10/2048	0.9
Indonesia Treasury Bond 8.13% 5/15/2024	0.9
South Africa Government Bond 10.50% 12/21/2026	0.9
TOTAL	4.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2020

% of Net Assets
Foreign Government Obligations	97.8%
Other Assets in Excess of Liabilities	2.2
TOTAL	100.0%
Top Ten Countries as of June 30, 2020

Description	% of Total Investments
South Korea	12.6%
China	10.3
Indonesia	7.0
Thailand	6.4
Malaysia	6.3
Brazil	6.0
Philippines	5.0
Mexico	4.6
Israel	4.6
South Africa	4.5
TOTAL	67.3%
(The Fund's asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.

SPDR Bloomberg Barclays International Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2020

Description	% of Net Assets
Orange SA 8.13% 1/28/2033	0.6%
Total Capital Canada, Ltd. 2.13% 9/18/2029	0.5
Anheuser-Busch InBev SA 2.75% 3/17/2036	0.5
Wells Fargo & Co. 1.50% 5/24/2027	0.5
Volkswagen International Finance NV 1.88% 3/30/2027	0.5
TOTAL	2.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2020

% of Net Assets
Corporate Bonds & Notes	98.5%
Short-Term Investments	1.8
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
See accompanying notes to financial statements.

SPDR Bloomberg Barclays International Treasury Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2020

Description	% of Net Assets
China Government Bond 3.29% 10/18/2023	2.0%
China Government Bond 3.25% 11/22/2028	0.8
China Government Bond 4.08% 10/22/2048	0.8
Korea Treasury Bond 5.50% 3/10/2028	0.6
Indonesia Treasury Bond 6.13% 5/15/2028	0.5
TOTAL	4.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2020

% of Net Assets
Foreign Government Obligations	99.1%
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.8
TOTAL	100.0%
Top Ten Countries as of June 30, 2020

Description	% of Total Investments
Japan	23.1%
United Kingdom	5.4
France	5.1
Italy	4.6
Australia	4.6
Belgium	4.6
South Korea	4.6
Germany	4.6
Spain	4.5
Canada	4.5
TOTAL	65.6%
(The Fund's asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2020

Description	% of Net Assets
Korea Treasury Bond 1.25% 12/10/2022	4.5%
China Government Bond 3.17% 10/11/2021	3.6
Government of Japan 5 Year Bond 0.10% 3/20/2022	2.3
Government of Japan 5 Year Bond 0.10% 9/20/2021	2.3
Government of Japan 5 Year Bond 0.10% 12/20/2021	1.8
TOTAL	14.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2020

% of Net Assets
Foreign Government Obligations	99.0%
Other Assets in Excess of Liabilities	1.0
TOTAL	100.0%
Top Ten Countries as of June 30, 2020

Description	% of Total Investments
Japan	23.2%
Italy	9.4
France	7.7
Germany	7.3
Canada	4.6
United Kingdom	4.6
Spain	4.6
South Korea	4.5
China	3.6
Australia	3.5
TOTAL	73.0%
(The Fund's asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.

SPDR FTSE International Government Inflation-Protected Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2020

Description	% of Net Assets
French Republic Government Bond OAT 1.85% 7/25/2027	1.4%
United Kingdom Gilt Inflation Linked 1.25% 11/22/2055	1.4
United Kingdom Gilt Inflation Linked 0.50% 3/22/2050	1.4
Deutsche Bundesrepublik Inflation Linked Bond 0.50% 4/15/2030	1.4
Bonos de la Tesoreria de la Republica 3.00% 1/1/2044	1.4
TOTAL	7.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2020

% of Net Assets
Foreign Government Obligations	99.6%
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%
Top Ten Countries as of June 30, 2020

Description	% of Total Investments
United Kingdom	22.5%
France	9.3
Italy	6.6
Brazil	6.3
Germany	4.7
Turkey	4.6
Canada	4.6
Australia	4.6
Japan	4.6
Spain	4.6
TOTAL	72.4%
(The Fund's asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 97.8%
BRAZIL — 5.8%
Brazil Letras do Tesouro Nacional:
Series LTN, Zero Coupon, 7/1/2021	BRL	14,450,000	$ 2,570,987
Series LTN, Zero Coupon, 10/1/2021	BRL	18,200,000	3,206,512
Series LTN, Zero Coupon, 1/1/2022	BRL	26,735,000	4,658,699
Series LTN, Zero Coupon, 4/1/2022	BRL	3,000,000	516,016
Series LTN, Zero Coupon, 7/1/2022	BRL	23,000,000	3,904,068
Series LTN, Zero Coupon, 7/1/2023	BRL	24,200,000	3,845,869
Series LTN, Zero Coupon, 1/1/2024	BRL	14,100,000	2,156,745
Brazil Notas do Tesouro Nacional Serie F:
Series NTNF, 10.00%, 1/1/2023	BRL	43,310,000	8,962,197
Series NTNF, 10.00%, 1/1/2025	BRL	28,850,000	6,156,824
Series NTNF, 10.00%, 1/1/2027	BRL	19,575,000	4,233,502
Series NTNF, 10.00%, 1/1/2029	BRL	11,890,000	2,605,431
Brazilian Government International Bond:
8.50%, 1/5/2024	BRL	350,000	69,480
10.25%, 1/10/2028	BRL	1,000,000	212,628
12.50%, 1/5/2022	BRL	350,000	71,576
			43,170,534
CHILE — 2.6%
Bonos de la Tesoreria de la Republica en pesos:
4.00%, 3/1/2023 (a)	CLP	1,820,000,000	2,433,076
4.50%, 3/1/2026	CLP	2,725,000,000	3,886,076
4.70%, 9/1/2030 (a)	CLP	2,240,000,000	3,285,364
5.00%, 3/1/2035	CLP	3,160,000,000	4,785,006
5.10%, 7/15/2050	CLP	950,000,000	1,589,396
Series 10YR, 6.00%, 1/1/2022	CLP	65,000,000	85,999
Series 30YR, 6.00%, 1/1/2043	CLP	1,970,000,000	3,542,927
			19,607,844
CHINA — 10.0%
China Development Bank:
Series 1903, 3.30%, 2/1/2024	CNY	21,000,000	3,009,156
Series 1908, 3.42%, 7/2/2024	CNY	11,300,000	1,625,027
Security Description		Principal Amount	Value
Series 1518, 3.74%, 9/10/2025	CNY	2,000,000	$ 290,167
Series 1605, 3.80%, 1/25/2036	CNY	6,500,000	927,794
Series 1516, 3.94%, 7/10/2022	CNY	3,000,000	434,886
Series 1213, 4.21%, 3/22/2022	CNY	10,000,000	1,450,906
Series 1510, 4.21%, 4/13/2025	CNY	9,000,000	1,332,284
Series 1708, 4.30%, 8/21/2024	CNY	10,000,000	1,477,360
Series 1712, 4.44%, 11/9/2022	CNY	1,000,000	146,999
Series 1804, 4.69%, 3/23/2023	CNY	11,000,000	1,631,302
Series 1805, 4.88%, 2/9/2028	CNY	3,000,000	465,850
Series 1421, 5.10%, 8/7/2021	CNY	10,000,000	1,455,519
China Government Bond:
Series INBK, 1.99%, 4/9/2025	CNY	17,000,000	2,343,271
Series INBK, 2.20%, 2/13/2022	CNY	20,000,000	2,825,038
Series INBK, 2.24%, 3/5/2023	CNY	22,000,000	3,101,384
Series INBK, 2.68%, 5/21/2030	CNY	13,000,000	1,810,897
Series 1903, 2.69%, 3/7/2022	CNY	25,000,000	3,565,012
Series 1909, 2.74%, 7/11/2021	CNY	17,000,000	2,417,366
Series 1911, 2.75%, 8/8/2022	CNY	23,000,000	3,286,739
Series INBK, 2.85%, 6/4/2027	CNY	24,000,000	3,395,508
Series 1913, 2.94%, 10/17/2024	CNY	11,000,000	1,581,450
Series 1916, 3.12%, 12/5/2026	CNY	17,000,000	2,442,020
Series 1915, 3.13%, 11/21/2029	CNY	10,000,000	1,442,473
Series 1904, 3.19%, 4/11/2024	CNY	27,000,000	3,908,735
Series 1828, 3.22%, 12/6/2025	CNY	7,790,000	1,127,965
Series 1907, 3.25%, 6/6/2026	CNY	18,800,000	2,731,558
Series 1823, 3.29%, 10/18/2023	CNY	20,000,000	2,902,242
Series 1906, 3.29%, 5/23/2029	CNY	12,600,000	1,830,660
Series INBK, 3.39%, 3/16/2050	CNY	11,000,000	1,494,946
Series 1626, 3.48%, 11/21/2066	CNY	6,700,000	911,970

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series 1710, 3.52%, 5/4/2027	CNY	5,000,000	$ 738,516
Series 1608, 3.52%, 4/25/2046	CNY	6,000,000	834,925
Series 1819, 3.54%, 8/16/2028	CNY	10,000,000	1,475,236
Series 1521, 3.74%, 9/22/2035	CNY	17,800,000	2,649,881
Series 1525, 3.74%, 10/20/2045	CNY	3,000,000	428,095
Series 1910, 3.86%, 7/22/2049	CNY	10,500,000	1,549,344
Series 1817, 3.97%, 7/23/2048	CNY	10,000,000	1,507,903
Series 1908, 4.00%, 6/24/2069	CNY	9,000,000	1,322,793
Series 1715, 4.05%, 7/24/2047	CNY	15,000,000	2,290,800
Series 1824, 4.08%, 10/22/2048	CNY	2,300,000	349,506
Series 1508, 4.09%, 4/27/2035	CNY	1,000,000	155,180
Series 1806, 4.22%, 3/19/2048	CNY	6,000,000	941,779
Series 1722, 4.28%, 10/23/2047	CNY	3,250,000	514,887
Series 1116, 4.50%, 6/23/2041	CNY	14,000,000	2,268,154
			74,393,483
COLOMBIA — 3.8%
Colombia Government International Bond:
4.38%, 3/21/2023	COP	1,610,000,000	431,276
9.85%, 6/28/2027	COP	115,000,000	38,719
Colombian TES:
Series B, 5.75%, 11/3/2027	COP	5,900,000,000	1,586,537
Series B, 6.00%, 4/28/2028	COP	14,715,000,000	3,995,457
Series B, 6.25%, 11/26/2025	COP	18,795,000,000	5,444,826
Series B, 7.00%, 5/4/2022	COP	12,254,000,000	3,501,638
Series B, 7.00%, 6/30/2032	COP	13,764,000,000	3,774,448
Series B, 7.25%, 10/18/2034	COP	7,825,000,000	2,175,582
Series B, 7.50%, 8/26/2026	COP	18,102,000,000	5,509,135
Series B, 7.75%, 9/18/2030	COP	5,200,000,000	1,523,017
			27,980,635
Security Description		Principal Amount	Value
CZECH REPUBLIC — 4.3%
Czech Republic Government Bond:
Series 100, 0.25%, 2/10/2027	CZK	70,100,000	$ 2,872,632
Series 97, 0.45%, 10/25/2023	CZK	30,340,000	1,282,615
Series 94, 0.95%, 5/15/2030	CZK	72,470,000	3,091,422
Series 95, 1.00%, 6/26/2026	CZK	38,470,000	1,657,169
Series 103, 2.00%, 10/13/2033	CZK	28,850,000	1,377,357
Series 89, 2.40%, 9/17/2025	CZK	110,820,000	5,106,702
Series 78, 2.50%, 8/25/2028	CZK	78,240,000	3,761,061
Series 105, 2.75%, 7/23/2029	CZK	53,450,000	2,652,212
Series 61, 3.85%, 9/29/2021	CZK	76,070,000	3,354,344
Series 49, 4.20%, 12/4/2036	CZK	38,830,000	2,393,419
Series 52, 4.70%, 9/12/2022	CZK	17,200,000	798,032
Series 53, 4.85%, 11/26/2057	CZK	12,300,000	889,266
Series 58, 5.70%, 5/25/2024	CZK	54,750,000	2,786,979
			32,023,210
HUNGARY — 3.4%
Hungary Government Bond:
Series 25/C, 1.00%, 11/26/2025	HUF	160,000,000	498,616
Series 22/C, 1.50%, 8/24/2022	HUF	40,000,000	128,685
Series 22/B, 1.75%, 10/26/2022	HUF	1,038,500,000	3,362,233
Series 21/B, 2.50%, 10/27/2021	HUF	404,900,000	1,318,845
Series 24/C, 2.50%, 10/24/2024	HUF	902,600,000	3,017,535
Series 26/D, 2.75%, 12/22/2026	HUF	561,000,000	1,910,171
Series 24/B, 3.00%, 6/26/2024	HUF	500,330,000	1,701,977
Series 27/A, 3.00%, 10/27/2027	HUF	1,153,880,000	3,982,569
Series 30/A, 3.00%, 8/21/2030	HUF	340,000,000	1,160,239
Series 38/A, 3.00%, 10/27/2038	HUF	100,000,000	325,151
Series 31/A, 3.25%, 10/22/2031	HUF	515,000,000	1,798,839
Series 25/B, 5.50%, 6/24/2025	HUF	639,220,000	2,437,061

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series 23/A, 6.00%, 11/24/2023	HUF	197,340,000	$ 728,949
Series 28/A, 6.75%, 10/22/2028	HUF	217,000,000	946,688
Series 22/A, 7.00%, 6/24/2022	HUF	422,790,000	1,507,607
			24,825,165
INDONESIA — 6.9%
Indonesia Treasury Bond:
Series FR63, 5.63%, 5/15/2023	IDR	26,555,000,000	1,833,475
Series FR64, 6.13%, 5/15/2028	IDR	41,000,000,000	2,686,741
Series FR62, 6.38%, 4/15/2042	IDR	1,700,000,000	98,787
Series FR81, 6.50%, 6/15/2025	IDR	70,000,000,000	4,883,584
Series FR61, 7.00%, 5/15/2022	IDR	26,633,000,000	1,920,335
Series FR59, 7.00%, 5/15/2027	IDR	50,000,000,000	3,500,175
Series FR82, 7.00%, 9/15/2030	IDR	33,500,000,000	2,306,892
Series FR76, 7.38%, 5/15/2048	IDR	7,700,000,000	515,040
Series FR74, 7.50%, 8/15/2032	IDR	26,300,000,000	1,811,451
Series FR80, 7.50%, 6/15/2035	IDR	23,600,000,000	1,631,101
Series FR75, 7.50%, 5/15/2038	IDR	16,910,000,000	1,158,782
Series FR83, 7.50%, 4/15/2040	IDR	23,000,000,000	1,586,251
Series FR85, 7.75%, 4/15/2031	IDR	3,000,000,000	212,183
Series FR77, 8.13%, 5/15/2024	IDR	86,000,000,000	6,357,438
Series FR53, 8.25%, 7/15/2021	IDR	15,475,000,000	1,118,620
Series FR78, 8.25%, 5/15/2029	IDR	26,400,000,000	1,966,925
Series FR58, 8.25%, 6/15/2032	IDR	3,710,000,000	269,842
Series FR72, 8.25%, 5/15/2036	IDR	33,090,000,000	2,401,428
Series FR70, 8.38%, 3/15/2024	IDR	56,100,000,000	4,166,755
Series FR68, 8.38%, 3/15/2034	IDR	44,400,000,000	3,266,982
Series FR79, 8.38%, 4/15/2039	IDR	21,000,000,000	1,543,724
Series FR73, 8.75%, 5/15/2031	IDR	9,050,000,000	687,382
Series FR67, 8.75%, 2/15/2044	IDR	7,050,000,000	526,245
Series FR71, 9.00%, 3/15/2029	IDR	6,000,000,000	465,047
Security Description		Principal Amount	Value
Series FR57, 9.50%, 5/15/2041	IDR	1,000,000,000	$ 79,468
Series FR45, 9.75%, 5/15/2037	IDR	1,250,000,000	100,298
Series FR34, 12.80%, 6/15/2021	IDR	350,000,000	26,285
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 6.63%, 10/15/2024	IDR	10,000,000,000	703,885
Series PBS, 8.75%, 8/15/2023	IDR	3,800,000,000	283,331
Series PBS, 8.88%, 11/15/2031	IDR	34,200,000,000	2,640,475
			50,748,927
ISRAEL — 4.5%
Israel Government Bond:
Series 0425, 0.50%, 4/30/2025	ILS	2,300,000	668,578
Series 0722, 0.75%, 7/31/2022	ILS	1,200,000	349,775
Series 1122, 1.25%, 11/30/2022	ILS	7,760,000	2,302,556
Series 1123, 1.50%, 11/30/2023	ILS	9,335,000	2,816,088
Series 0825, 1.75%, 8/31/2025	ILS	1,080,000	334,858
Series 0327, 2.00%, 3/31/2027	ILS	11,850,000	3,780,889
Series 0928, 2.25%, 9/28/2028	ILS	10,595,000	3,483,868
Series 0324, 3.75%, 3/31/2024	ILS	7,500,000	2,451,887
Series 0347, 3.75%, 3/31/2047	ILS	7,875,000	3,359,149
Series 0323, 4.25%, 3/31/2023	ILS	9,350,000	3,003,843
Series 0122, 5.50%, 1/31/2022	ILS	7,495,000	2,351,173
Series 0142, 5.50%, 1/31/2042	ILS	9,010,000	4,636,132
Series 1026, 6.25%, 10/30/2026	ILS	8,125,000	3,206,544
Israel Government Bond - Fixed Series 0330, 1.00%, 3/31/2030	ILS	1,000,000	298,955
			33,044,295
MALAYSIA — 6.2%
Malaysia Government Bond:
Series 0313, 3.48%, 3/15/2023	MYR	1,860,000	447,776
Series 0313, 3.48%, 3/15/2023	MYR	7,500,000	1,805,548
Series 0319, 3.48%, 6/14/2024	MYR	2,800,000	678,835

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series 0307, 3.50%, 5/31/2027	MYR	7,600,000	$ 1,859,934
Series 0218, 3.76%, 4/20/2023	MYR	10,200,000	2,475,856
Series 0519, 3.76%, 5/22/2040	MYR	1,950,000	462,553
Series 0215, 3.80%, 9/30/2022	MYR	4,795,000	1,157,645
Series 0116, 3.80%, 8/17/2023	MYR	4,131,000	1,006,237
Series 0419, 3.83%, 7/5/2034	MYR	2,000,000	492,065
Series 0413, 3.84%, 4/15/2033	MYR	6,360,000	1,560,903
Series 0118, 3.88%, 3/14/2025	MYR	2,800,000	692,238
Series 0212, 3.89%, 3/15/2027	MYR	600,000	149,585
Series 0219, 3.89%, 8/15/2029	MYR	7,100,000	1,786,913
Series 0316, 3.90%, 11/30/2026	MYR	3,315,000	826,115
Series 0417, 3.90%, 11/16/2027	MYR	2,550,000	637,556
Series 0119, 3.91%, 7/15/2026	MYR	2,240,000	557,646
Series 0115, 3.96%, 9/15/2025	MYR	7,362,000	1,840,225
Series 0314, 4.05%, 9/30/2021	MYR	2,420,000	578,346
Series 0217, 4.06%, 9/30/2024	MYR	915,000	227,211
Series 0412, 4.13%, 4/15/2032	MYR	800,000	202,046
Series 0114, 4.18%, 7/15/2024	MYR	3,797,000	945,410
Series 0415, 4.25%, 5/31/2035	MYR	1,650,000	420,198
Series 0318, 4.64%, 11/7/2033	MYR	4,180,000	1,110,848
Series 0216, 4.74%, 3/15/2046	MYR	4,425,000	1,144,744
Series 0317, 4.76%, 4/7/2037	MYR	3,135,000	841,224
Series 3/05, 4.84%, 7/15/2025	MYR	170,000	43,889
Series 0418, 4.89%, 6/8/2038	MYR	4,000,000	1,087,883
Series 0518, 4.92%, 7/6/2048	MYR	3,000,000	804,325
Series 0713, 4.94%, 9/30/2043	MYR	300,000	80,222
Malaysia Government Investment Issue:
Series 0220, 3.47%, 10/15/2030	MYR	3,000,000	737,223
Security Description		Principal Amount	Value
Series 0419, 3.66%, 10/15/2024	MYR	7,500,000	$ 1,830,489
Series 0418, 3.73%, 3/31/2022	MYR	1,630,000	390,456
Series 0317, 3.95%, 4/14/2022	MYR	2,120,000	509,961
Series 0217, 4.05%, 8/15/2024	MYR	3,400,000	842,033
Series 0316, 4.07%, 9/30/2026	MYR	4,425,000	1,113,453
Series 0318, 4.09%, 11/30/2023	MYR	4,570,000	1,125,672
Series 0118, 4.13%, 8/15/2025	MYR	3,350,000	840,652
Series 0119, 4.13%, 7/9/2029	MYR	6,000,000	1,525,603
Series 0115, 4.19%, 7/15/2022	MYR	4,020,000	975,192
Series 0117, 4.26%, 7/26/2027	MYR	5,920,000	1,514,920
Series 0218, 4.37%, 10/31/2028	MYR	6,980,000	1,801,004
Series 0116, 4.39%, 7/7/2023	MYR	2,390,000	590,342
Series 0813, 4.44%, 5/22/2024	MYR	2,300,000	576,238
Series 0219, 4.47%, 9/15/2039	MYR	4,200,000	1,078,538
Series 0513, 4.58%, 8/30/2033	MYR	7,400,000	1,932,293
Series 0519, 4.64%, 11/15/2049	MYR	3,500,000	903,433
Series 0517, 4.76%, 8/4/2037	MYR	3,300,000	882,906
Series 0615, 4.79%, 10/31/2035	MYR	810,000	215,500
Series 0417, 4.90%, 5/8/2047	MYR	1,500,000	402,585
			45,712,469
MEXICO — 4.5%
Mexican Bonos:
Series M, 5.75%, 3/5/2026	MXN	46,640,000	2,071,904
Series M, 6.50%, 6/9/2022	MXN	77,278,000	3,457,461
Series M, 6.75%, 3/9/2023	MXN	22,000,000	1,000,659
Series M, 7.25%, 12/9/2021	MXN	36,240,000	1,623,750
Series M 20, 7.50%, 6/3/2027	MXN	74,430,000	3,587,599
Series M, 7.75%, 5/29/2031	MXN	43,028,000	2,104,288
Series M, 7.75%, 11/13/2042	MXN	26,980,000	1,275,300
Series M, 8.00%, 12/7/2023	MXN	67,680,000	3,226,597

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series M, 8.00%, 9/5/2024	MXN	51,200,000	$ 2,476,975
Series M, 8.00%, 11/7/2047	MXN	37,420,000	1,814,482
Series M 20, 8.50%, 5/31/2029	MXN	69,485,000	3,559,411
Series M 30, 8.50%, 11/18/2038	MXN	87,240,000	4,479,606
Series M 20, 10.00%, 12/5/2024	MXN	49,695,000	2,587,594
			33,265,626
PERU — 3.0%
Peru Government Bond:
5.35%, 8/12/2040 (a)	PEN	3,900,000	1,107,021
5.40%, 8/12/2034 (a)	PEN	3,850,000	1,147,303
5.94%, 2/12/2029 (a)	PEN	5,825,000	1,901,761
6.15%, 8/12/2032 (a)	PEN	12,657,000	4,090,639
6.71%, 2/12/2055	PEN	1,000,000	332,248
6.90%, 8/12/2037	PEN	11,075,000	3,762,802
6.95%, 8/12/2031	PEN	8,370,000	2,881,674
8.20%, 8/12/2026	PEN	1,300,000	475,384
Peruvian Government International Bond:
Series REGS, 5.70%, 8/12/2024	PEN	1,400,000	460,153
Series REGS, 6.35%, 8/12/2028	PEN	6,910,000	2,314,438
Series REGS, 6.71%, 2/12/2055	PEN	475,000	157,818
Series REGS, 6.85%, 2/12/2042	PEN	3,425,000	1,139,668
Series REGS, 8.20%, 8/12/2026	PEN	6,935,000	2,535,994
			22,306,903
PHILIPPINES — 4.9%
Philippine Government Bond:
Series 7-57, 3.50%, 3/20/2021	PHP	77,450,000	1,571,054
Series 7-58, 3.50%, 4/21/2023	PHP	3,500,000	72,635
Series R105, 3.50%, 9/20/2026	PHP	22,000,000	460,338
Series 2020, 3.63%, 3/21/2033	PHP	18,150,000	363,800
Series 5-74, 4.00%, 1/26/2022	PHP	173,800,000	3,588,001
Series 1059, 4.13%, 8/20/2024	PHP	13,700,000	292,113
Series 3-23, 4.25%, 1/25/2021	PHP	59,050,000	1,201,201
Series 7-59, 4.50%, 4/20/2024	PHP	68,200,000	1,476,670
Series R511, 4.63%, 12/4/2022	PHP	41,850,000	888,410
Security Description		Principal Amount	Value
Series 2511, 4.63%, 9/9/2040	PHP	68,100,000	$ 1,533,836
Series 3-24, 4.75%, 7/4/2022	PHP	27,000,000	569,969
Series 1061, 4.75%, 5/4/2027	PHP	173,450,000	3,893,929
Series 2021, 5.25%, 5/18/2037	PHP	48,800,000	1,202,892
Series 5-75, 5.50%, 3/8/2023	PHP	32,000,000	697,761
Series 7-61, 5.75%, 4/12/2025	PHP	89,500,000	2,073,932
Series R251, 6.13%, 10/24/2037	PHP	72,000,000	1,880,580
Series 7-62, 6.25%, 2/14/2026	PHP	105,000,000	2,526,363
Series 1063, 6.25%, 3/22/2028	PHP	97,700,000	2,442,508
Series 1054, 6.38%, 1/19/2022	PHP	4,700,000	100,372
Series 2023, 6.75%, 1/24/2039	PHP	57,000,000	1,676,228
Series 1064, 6.88%, 1/10/2029	PHP	34,000,000	897,746
Series 2017, 8.00%, 7/19/2031	PHP	166,737,338	4,974,293
Series 25-8, 8.13%, 12/16/2035	PHP	13,300,000	409,005
Philippine Government International Bond:
3.90%, 11/26/2022	PHP	31,000,000	628,513
6.25%, 1/14/2036	PHP	20,000,000	494,841
			35,916,990
POLAND — 4.2%
Poland Government Bond:
Series 0425, 0.75%, 4/25/2025	PLN	20,000,000	5,083,342
Series 1030, 1.25%, 10/25/2030	PLN	15,000,000	3,744,393
Series 0422, 2.25%, 4/25/2022	PLN	8,900,000	2,338,323
Series 1024, 2.25%, 10/25/2024	PLN	6,000,000	1,626,616
Series 0123, 2.50%, 1/25/2023	PLN	9,580,000	2,564,347
Series 0424, 2.50%, 4/25/2024	PLN	10,000,000	2,725,218
Series 0428, 2.75%, 4/25/2028	PLN	26,700,000	7,492,103
Series 1029, 2.75%, 10/25/2029	PLN	340,000	96,624
Series 1023, 4.00%, 10/25/2023	PLN	4,960,000	1,403,493
Series 1021, 5.75%, 10/25/2021	PLN	14,820,000	4,026,106
			31,100,565

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
ROMANIA — 3.1%
Romania Government Bond:
Series 7Y, 3.25%, 4/29/2024	RON	1,300,000	$ 297,951
Series 5Y, 3.40%, 3/8/2022	RON	11,410,000	2,647,991
Series 5Y, 3.65%, 7/28/2025	RON	4,000,000	924,435
Series 15Y, 3.65%, 9/24/2031	RON	6,750,000	1,482,350
Series 3Y, 4.00%, 10/27/2021	RON	6,510,000	1,524,957
Series 3Y, 4.00%, 8/8/2022	RON	2,750,000	645,530
Series 3Y, 4.00%, 10/25/2023	RON	2,000,000	470,195
Series 5Y, 4.25%, 6/28/2023	RON	10,590,000	2,506,938
Series 4.3Y, 4.40%, 9/25/2023	RON	4,100,000	975,535
Series 5Y, 4.50%, 6/17/2024	RON	14,200,000	3,401,660
Series 10Y, 4.75%, 2/24/2025	RON	7,625,000	1,847,953
Series 7Y, 4.85%, 4/22/2026	RON	6,175,000	1,511,414
Series 10Y, 5.00%, 2/12/2029	RON	12,025,000	2,996,274
Series 15YR, 5.80%, 7/26/2027	RON	1,640,000	426,718
Series 10Y, 5.85%, 4/26/2023	RON	4,000,000	985,941
			22,645,842
RUSSIA — 4.3%
Russian Federal Bond - OFZ:
Series 5084, 5.30%, 10/4/2023	RUB	28,000,000	399,756
Series 6223, 6.50%, 2/28/2024	RUB	30,000,000	442,187
Series 6224, 6.90%, 5/23/2029	RUB	65,000,000	986,698
Series 5083, 7.00%, 12/15/2021	RUB	65,630,000	953,856
Series 6211, 7.00%, 1/25/2023	RUB	35,900,000	532,844
Series 6215, 7.00%, 8/16/2023	RUB	172,000,000	2,571,368
Series 6212, 7.05%, 1/19/2028	RUB	43,115,000	660,009
Series 6222, 7.10%, 10/16/2024	RUB	165,241,000	2,504,783
Series 6229, 7.15%, 11/12/2025	RUB	112,500,000	1,719,699
Series 6225, 7.25%, 5/10/2034	RUB	134,270,000	2,091,656
Security Description		Principal Amount	Value
Series 6220, 7.40%, 12/7/2022	RUB	40,951,000	$ 611,785
Series 6227, 7.40%, 7/17/2024	RUB	254,500,000	3,886,020
Series 6209, 7.60%, 7/20/2022	RUB	179,630,000	2,672,654
Series 6228, 7.65%, 4/10/2030	RUB	60,000,000	954,804
Series 6221, 7.70%, 3/23/2033	RUB	221,060,000	3,549,803
Series 6230, 7.70%, 3/16/2039	RUB	32,500,000	534,107
Series 6219, 7.75%, 9/16/2026	RUB	122,790,000	1,941,961
Series 6226, 7.95%, 10/7/2026	RUB	144,400,000	2,303,367
Series 6218, 8.50%, 9/17/2031	RUB	163,892,000	2,778,816
			32,096,173
SOUTH AFRICA — 4.4%
South Africa Government Bond:
Series R209, 6.25%, 3/31/2036	ZAR	25,761,000	984,486
Series R214, 6.50%, 2/28/2041	ZAR	14,330,000	524,705
Series R214, 6.50%, 2/28/2041	ZAR	18,400,000	673,731
Series R213, 7.00%, 2/28/2031	ZAR	23,352,000	1,105,037
Series R213, 7.00%, 2/28/2031	ZAR	15,500,000	733,473
Series 2023, 7.75%, 2/28/2023	ZAR	42,580,000	2,615,576
Series 2030, 8.00%, 1/31/2030	ZAR	80,855,000	4,298,657
Series 2032, 8.25%, 3/31/2032	ZAR	35,370,000	1,775,176
Series 2037, 8.50%, 1/31/2037	ZAR	61,847,000	2,877,190
Series 2044, 8.75%, 1/31/2044	ZAR	57,526,000	2,609,942
Series 2048, 8.75%, 2/28/2048	ZAR	35,180,000	1,594,084
Series 2048, 8.75%, 2/28/2048	ZAR	57,000,000	2,582,797
Series 2035, 8.88%, 2/28/2035	ZAR	45,230,000	2,238,533
Series 2040, 9.00%, 1/31/2040	ZAR	34,290,000	1,631,118
Series R186, 10.50%, 12/21/2026	ZAR	96,705,000	6,348,301
			32,592,806

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
SOUTH KOREA — 12.4%
Korea Treasury Bond:
Series 2306, 1.00%, 6/10/2023	KRW	1,500,000,000	$ 1,252,303
Series 3909, 1.13%, 9/10/2039	KRW	1,000,000,000	766,650
Series 2212, 1.25%, 12/10/2022	KRW	2,859,000,000	2,399,637
Series 2109, 1.38%, 9/10/2021	KRW	5,412,800,000	4,539,282
Series 2409, 1.38%, 9/10/2024	KRW	2,000,000,000	1,683,688
Series 2912, 1.38%, 12/10/2029	KRW	3,400,000,000	2,822,868
Series 3006, 1.38%, 6/10/2030	KRW	2,100,000,000	1,743,864
Series 2612, 1.50%, 12/10/2026	KRW	4,344,000,000	3,663,753
Series 3609, 1.50%, 9/10/2036	KRW	5,363,000,000	4,453,709
Series 5003, 1.50%, 3/10/2050	KRW	2,480,000,000	2,002,946
Series 2206, 1.63%, 6/10/2022	KRW	1,900,000,000	1,604,392
Series 2403, 1.88%, 3/10/2024	KRW	2,650,000,000	2,272,691
Series 2606, 1.88%, 6/10/2026	KRW	2,209,000,000	1,903,220
Series 2906, 1.88%, 6/10/2029	KRW	4,520,000,000	3,916,872
Series 2209, 2.00%, 9/10/2022	KRW	200,000	170
Series 4603, 2.00%, 3/10/2046	KRW	1,370,000,000	1,230,049
Series 4903, 2.00%, 3/10/2049	KRW	5,135,000,000	4,639,396
Series 2706, 2.13%, 6/10/2027	KRW	6,062,000,000	5,317,817
Series 4703, 2.13%, 3/10/2047	KRW	5,812,000,000	5,359,917
Series 2309, 2.25%, 9/10/2023	KRW	5,590,000,000	4,838,125
Series 2506, 2.25%, 6/10/2025	KRW	30,000,000	26,225
Series 3709, 2.25%, 9/10/2037	KRW	3,570,000,000	3,283,632
Series 2303, 2.38%, 3/10/2023	KRW	3,918,000,000	3,386,412
Series 2712, 2.38%, 12/10/2027	KRW	5,600,000,000	5,003,445
Series 2812, 2.38%, 12/10/2028	KRW	1,839,000,000	1,650,895
Series 3809, 2.38%, 9/10/2038	KRW	3,209,000,000	3,002,572
Series 2806, 2.63%, 6/10/2028	KRW	5,735,000,000	5,226,405
Security Description		Principal Amount	Value
Series 3509, 2.63%, 9/10/2035	KRW	870,000,000	$ 834,676
Series 4803, 2.63%, 3/10/2048	KRW	6,754,000,000	6,870,246
Series 2303, 3.00%, 3/10/2023	KRW	2,580,000,000	2,265,775
Series 4212, 3.00%, 12/10/2042	KRW	265,000,000	277,788
Series 2403, 3.50%, 3/10/2024	KRW	2,640,000,000	2,393,340
Series 2206, 3.75%, 6/10/2022	KRW	580,000,000	509,477
Series 3112, 4.00%, 12/10/2031	KRW	395,000,000	417,731
			91,559,968
SUPRANATIONAL — 0.1%
International Bank for Reconstruction & Development Series GDIF, 4.00%, 5/30/2023	PEN	3,500,000	1,051,218
THAILAND — 6.2%
Thailand Government Bond:
1.45%, 12/17/2024	THB	47,680,000	1,588,506
1.60%, 12/17/2029	THB	15,000,000	502,492
1.60%, 6/17/2035	THB	27,000,000	878,689
1.88%, 6/17/2022	THB	47,380,000	1,575,401
2.00%, 12/17/2022	THB	76,602,000	2,569,867
2.13%, 12/17/2026	THB	96,880,000	3,355,116
2.40%, 12/17/2023	THB	112,400,000	3,859,147
2.88%, 12/17/2028	THB	87,510,000	3,211,466
2.88%, 6/17/2046	THB	56,715,000	2,153,974
3.30%, 6/17/2038	THB	10,000,000	401,649
3.40%, 6/17/2036	THB	68,460,000	2,764,931
3.58%, 12/17/2027	THB	4,650,000	177,109
3.60%, 6/17/2067	THB	33,200,000	1,419,216
3.63%, 6/16/2023	THB	9,000	317
3.65%, 12/17/2021	THB	84,611,000	2,865,779
3.65%, 6/20/2031	THB	19,575,000	772,985
3.78%, 6/25/2032	THB	98,120,000	3,957,083
3.80%, 6/14/2041	THB	12,750,000	543,724
3.85%, 12/12/2025	THB	19,632,000	734,765
3.85%, 12/12/2025	THB	34,250,000	1,281,871
4.00%, 6/17/2066	THB	54,280,000	2,528,743
4.68%, 6/29/2044	THB	64,500,000	3,153,958
4.85%, 6/17/2061	THB	48,195,000	2,556,095
4.88%, 6/22/2029	THB	22,564,000	949,382
4.88%, 6/22/2029	THB	44,720,000	1,881,598
5.67%, 3/13/2028	THB	10,000,000	431,693
			46,115,556
TURKEY — 3.2%
Turkey Government Bond:
7.10%, 3/8/2023	TRY	2,225,000	305,036
8.00%, 3/12/2025	TRY	8,130,000	1,084,040

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
8.50%, 9/14/2022	TRY	12,050,000	$ 1,733,294
8.80%, 9/27/2023	TRY	2,300,000	325,803
9.00%, 7/24/2024	TRY	13,050,000	1,835,253
9.20%, 9/22/2021	TRY	17,160,000	2,513,387
10.40%, 3/20/2024	TRY	1,760,000	260,223
10.50%, 8/11/2027	TRY	9,580,000	1,333,283
10.60%, 2/11/2026	TRY	7,104,000	1,020,816
10.70%, 8/17/2022	TRY	11,190,000	1,678,153
11.00%, 3/2/2022	TRY	22,200,000	3,329,312
11.00%, 2/24/2027	TRY	13,298,000	1,897,289
12.20%, 1/18/2023	TRY	26,470,000	4,089,388
12.40%, 3/8/2028	TRY	8,050,000	1,227,215
16.20%, 6/14/2023	TRY	5,850,000	989,970
			23,622,462
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $745,690,136)			723,780,671
TOTAL INVESTMENTS — 97.8% (Cost $745,690,136)			723,780,671
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.2%			16,557,212
NET ASSETS — 100.0%			$ 740,337,883

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.9% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
BRL	Brazilian Real
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romania New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand

At June 30, 2020, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Barclays Capital	USD 5,501,892	39,000,000	08/06/2020	$ 6,458
Citibank N.A.	USD 4,938,968	35,000,000	08/06/2020	4,423
Goldman Sachs Capital Markets L.P.	CNH 7,000,000	989,248	07/07/2020	(936)
Goldman Sachs Capital Markets L.P.	USD 989,305	7,000,000	07/07/2020	879
Goldman Sachs Capital Markets L.P.	CNH 7,000,000	987,745	08/06/2020	(933)
HSBC Bank USA	USD 3,233,504	100,000,000	07/07/2020	2,106
HSBC Bank USA	THB 100,000,000	3,237,713	07/07/2020	2,103
HSBC Bank USA	USD 3,238,447	100,000,000	08/06/2020	(3,091)
HSBC Bank USA	THB 100,000,000	3,237,312	08/06/2020	1,957
JP Morgan Chase Bank, N.A.	CNH 5,000,000	701,286	07/07/2020	(5,988)
JP Morgan Chase Bank, N.A.	CNH 72,000,000	10,157,330	07/07/2020	(27,420)
JP Morgan Chase Bank, N.A.	USD 7,819,451	31,000,000	07/07/2020	17,653
JP Morgan Chase Bank, N.A.	PLN 31,000,000	7,801,859	07/07/2020	(35,245)
JP Morgan Chase Bank, N.A.	USD 10,884,623	77,000,000	07/07/2020	7,401
JP Morgan Chase Bank, N.A.	USD 7,802,692	31,000,000	08/06/2020	35,266
JP Morgan Chase Bank, N.A.	CNH 77,000,000	10,868,108	08/06/2020	(7,353)
Societe Generale	USD 799,689	2,985,000,000	07/07/2020	(1,753)
Societe Generale	COP 2,800,000,000	750,872	07/07/2020	2,389
Societe Generale	COP 185,000,000	49,307	07/07/2020	(146)
Societe Generale	USD 49,189	185,000,000	08/06/2020	133
See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Societe Generale	COP 1,200,000,000	318,895	08/06/2020	$ (1,034)
Standard Chartered Bank	USD 1,775,322	6,650,000,000	07/07/2020	2,325
Standard Chartered Bank	PHP 115,000,000	2,294,493	07/07/2020	(16,401)
Standard Chartered Bank	COP 6,650,000,000	1,770,548	07/07/2020	(7,099)
Standard Chartered Bank	USD 2,307,893	115,000,000	07/07/2020	3,001
Standard Chartered Bank	USD 1,770,497	6,650,000,000	08/06/2020	2,440
Standard Chartered Bank	PHP 115,000,000	2,303,847	08/06/2020	(4,069)
Westpac Banking Corp.	PLN 10,000,000	2,522,569	08/06/2020	(5,805)
Westpac Banking Corp.	PLN 13,000,000	3,286,463	08/06/2020	(422)
Total				$(29,161)
COP	Colombian Peso
PHP	Philippines Peso
PLN	Polish Zloty
THB	Thai Baht
During the six-month period ended June 30, 2020, average notional value related to foreign currency exchange contracts was $51,655,297 or 7% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$723,780,671	$—	$723,780,671
TOTAL INVESTMENTS	$—	$723,780,671	$—	$723,780,671
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	88,534	—	88,534
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$—	$723,751,510	$—	$723,751,510
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	(117,695)	—	(117,695)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$ (117,695)	$—	$ (117,695)
(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,199,472	$5,199,472	$123,912,309	$129,111,781	$—	$—	—	$—	$32,482
State Street Navigator Securities Lending Portfolio II	—	—	18,381,600	18,381,600	—	—	—	—	485
Total		$5,199,472	$142,293,909	$147,493,381	$—	$—		$—	$32,967
See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 98.5%
AUSTRALIA — 1.2%
Australia & New Zealand Banking Group, Ltd. 0.75%, 9/29/2026	EUR	100,000	$ 116,833
BHP Billiton Finance, Ltd. Series 12, 4.30%, 9/25/2042	GBP	200,000	362,328
National Australia Bank, Ltd.:
Series GMTN, 1.25%, 5/18/2026	EUR	200,000	239,186
Series GMTN, 1.38%, 8/30/2028	EUR	100,000	122,648
Series EMTN, 2.75%, 8/8/2022	EUR	250,000	297,227
Telstra Corp., Ltd.:
Series EMTN, 2.50%, 9/15/2023	EUR	100,000	120,274
Series EMTN, 3.50%, 9/21/2022	EUR	200,000	240,781
Westpac Banking Corp. Series EMTN, 0.25%, 1/17/2022	EUR	150,000	169,093
			1,668,370
AUSTRIA — 0.1%
OMV AG Series EMTN, 1.00%, 12/14/2026	EUR	100,000	116,867
BELGIUM — 2.5%
Anheuser-Busch InBev SA:
Series EMTN, 0.80%, 4/20/2023	EUR	100,000	114,129
Series EMTN, 0.88%, 3/17/2022	EUR	300,000	340,998
Series EMTN, 1.13%, 7/1/2027	EUR	200,000	229,193
Series EMTN, 1.15%, 1/22/2027	EUR	100,000	114,842
Series EMTN, 1.50%, 3/17/2025 (a)	EUR	300,000	354,120
Series EMTN, 1.50%, 4/18/2030	EUR	200,000	231,686
Series EMTN, 1.65%, 3/28/2031	EUR	500,000	578,213
Series EMTN, 2.00%, 3/17/2028	EUR	380,000	459,470
Series EMTN, 2.25%, 5/24/2029	GBP	100,000	127,607
Series EMTN, 2.75%, 3/17/2036	EUR	600,000	742,947
Series EMTN, 2.85%, 5/25/2037	GBP	100,000	131,151
KBC Group NV Series EMTN, 0.75%, 3/1/2022	EUR	200,000	226,579
			3,650,935
Security Description		Principal Amount	Value
CANADA — 0.9%
Bank of Montreal Series EMTN, 0.25%, 11/17/2021	EUR	200,000	$ 225,064
Bank of Nova Scotia Series EMTN, 0.50%, 4/30/2024	EUR	100,000	112,370
Canadian Imperial Bank of Commerce 0.75%, 3/22/2023	EUR	300,000	343,134
Federation des Caisses Desjardins du Quebec Series EMTN, 0.25%, 9/27/2021	EUR	100,000	112,724
Royal Bank of Canada 0.13%, 7/23/2024	EUR	100,000	111,383
Toronto-Dominion Bank:
Series EMTN, 0.38%, 4/25/2024	EUR	100,000	112,546
Series EMTN, 0.63%, 7/20/2023	EUR	300,000	343,416
			1,360,637
CAYMAN ISLANDS — 0.2%
CK Hutchison Finance 16, Ltd. Series A, 1.25%, 4/6/2023	EUR	300,000	340,618
DENMARK — 0.6%
Carlsberg Breweries A/S Series EMTN, 2.50%, 5/28/2024	EUR	100,000	121,111
Danske Bank A/S:
Series EMTN, 0.75%, 6/2/2023	EUR	200,000	228,565
Series EMTN, 0.88%, 5/22/2023	EUR	200,000	224,132
3 Month USD LIBOR + 1.15%, 0.50%, 8/27/2025 (b)	EUR	200,000	219,737
			793,545
FINLAND — 0.6%
Nordea Bank Abp Series EMTN, 0.88%, 6/26/2023	EUR	400,000	455,482
OP Corporate Bank PLC:
Series EMTN, 0.50%, 8/12/2025	EUR	100,000	113,709
Series EMTN, 0.75%, 3/3/2022	EUR	200,000	227,267
			796,458
FRANCE — 17.8%
Air Liquide Finance SA Series EMTN, 1.25%, 6/13/2028	EUR	100,000	121,920
Airbus Finance B.V. Series EMTN, 2.38%, 4/2/2024	EUR	200,000	236,648

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Auchan Holding SA Series EMTN, 2.38%, 4/25/2025	EUR	200,000	$ 222,595
Auchan Holding SADIR Series EMTN, 2.63%, 1/30/2024	EUR	200,000	228,792
Autoroutes du Sud de la France SA:
Series EMTN, 1.25%, 1/18/2027	EUR	300,000	358,092
Series EMTN, 1.38%, 1/22/2030	EUR	200,000	243,824
Series EMTN, 5.63%, 7/4/2022	EUR	200,000	248,656
Banque Federative du Credit Mutuel SA:
Series EMTN, 0.13%, 8/30/2021	EUR	200,000	224,742
Series EMTN, 0.13%, 2/5/2024	EUR	100,000	111,989
Series EMTN, 0.38%, 1/13/2022	EUR	100,000	112,726
Series EMTN, 0.75%, 7/17/2025	EUR	400,000	460,980
Series EMTN, 0.75%, 6/8/2026	EUR	100,000	114,923
Series EMTN, 1.25%, 1/14/2025	EUR	200,000	235,266
Series EMTN, 1.25%, 5/26/2027	EUR	200,000	239,851
Series EMTN, 1.38%, 7/16/2028	EUR	100,000	121,767
Series EMTN, 1.63%, 1/19/2026	EUR	200,000	241,684
Series EMTN, 1.75%, 3/15/2029	EUR	300,000	365,372
Series EMTN, 2.63%, 3/18/2024	EUR	300,000	367,494
Series EMTN, 3.00%, 11/28/2023	EUR	200,000	246,534
Series EMTN, 3.25%, 8/23/2022	EUR	200,000	239,695
BNP Paribas SA:
Series EMTN, 0.13%, 9/4/2026	EUR	200,000	215,389
Series EMTN, 0.50%, 2/19/2028 (b)	EUR	200,000	218,224
Series EMTN, 0.75%, 11/11/2022	EUR	250,000	285,232
Series EMTN, 1.13%, 1/15/2023	EUR	92,000	106,099
Series EMTN, 1.13%, 10/10/2023	EUR	150,000	171,572
Series EMTN, 1.13%, 6/11/2026	EUR	300,000	342,602
Series EMTN, 1.38%, 5/28/2029	EUR	200,000	233,623
Security Description		Principal Amount	Value
Series EMTN, 1.50%, 11/17/2025	EUR	200,000	$ 234,034
Series EMTN, 1.50%, 5/23/2028	EUR	200,000	235,691
Series EMTN, 1.50%, 5/25/2028	EUR	200,000	249,622
Series EMTN, 1.63%, 2/23/2026	EUR	100,000	122,774
1.88%, 12/14/2027	GBP	100,000	124,057
Series EMTN, 2.38%, 5/20/2024	EUR	100,000	122,489
Series EMTN, 2.88%, 10/24/2022	EUR	200,000	239,124
Series EMTN, 2.88%, 9/26/2023	EUR	100,000	122,603
Series EMTN, 3.38%, 1/23/2026	GBP	100,000	134,749
Series EMTN, 4.13%, 1/14/2022	EUR	100,000	119,245
Series EMTN, 4.50%, 3/21/2023	EUR	100,000	125,891
Series EMTN, 3 Month USD LIBOR + 1.80%, 2.13%, 1/23/2027 (b)	EUR	200,000	240,049
Bpce SA 1.00%, 7/15/2024	EUR	300,000	347,542
BPCE SA:
Series EMTN, 0.63%, 9/26/2023	EUR	200,000	227,929
Series EMTN, 0.88%, 1/31/2024	EUR	200,000	226,639
Series EMTN, 1.00%, 4/1/2025	EUR	100,000	113,685
Series EMTN, 1.00%, 10/5/2028	EUR	300,000	355,669
Series EMTN, 1.13%, 1/18/2023	EUR	500,000	568,875
Capgemini SE:
2.38%, 4/15/2032	EUR	200,000	246,624
2.50%, 7/1/2023	EUR	100,000	118,849
Carrefour SA Series EMTN, 1.75%, 7/15/2022	EUR	200,000	230,235
Cie de Saint-Gobain Series EMTN, 1.88%, 3/15/2031	EUR	100,000	120,881
Cie Generale des Etablissements Michelin SCA 1.75%, 9/3/2030	EUR	100,000	126,706
Credit Agricole SA:
Series EMTN, 0.75%, 12/5/2023	EUR	100,000	114,909
1.00%, 7/3/2029	EUR	200,000	238,901
Series EMTN, 1.25%, 4/14/2026	EUR	300,000	358,030
Series EMTN, 1.38%, 3/13/2025	EUR	200,000	232,526
Series EMTN, 1.38%, 5/3/2027	EUR	200,000	242,261

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1.75%, 3/5/2029	EUR	100,000	$ 120,556
Series EMTN, 1.88%, 12/20/2026	EUR	100,000	120,375
Series EMTN, 2.38%, 5/20/2024	EUR	300,000	367,023
Series EMTN, 3.13%, 7/17/2023	EUR	100,000	123,061
Series EMTN, 3.13%, 2/5/2026	EUR	300,000	393,263
Series EMTN, Update Replacements.xls: EUR003M + 1.250%, 1.00%, 4/22/2026 (b)	EUR	300,000	339,785
Danone SA:
Series EMTN, 0.42%, 11/3/2022	EUR	200,000	226,336
Series EMTN, 0.71%, 11/3/2024	EUR	200,000	231,033
Series EMTN, 1.21%, 11/3/2028	EUR	100,000	121,689
Series EMTN, 2.25%, 11/15/2021	EUR	100,000	115,113
Dassault Systemes SE 0.38%, 9/16/2029	EUR	200,000	222,797
Engie Alliance GIE Series EMTN, 5.75%, 6/24/2023	EUR	150,000	196,806
Engie SA:
Series EMTN, 2.38%, 5/19/2026	EUR	200,000	251,870
Series EMTN, 5.00%, 10/1/2060	GBP	150,000	353,715
EssilorLuxottica SA:
Series EMTN, 0.01%, 5/27/2023	EUR	300,000	335,659
Series EMTN, 0.13%, 5/27/2025	EUR	200,000	223,165
Series EMTN, 0.38%, 11/27/2027	EUR	100,000	111,815
0.75%, 11/27/2031	EUR	200,000	226,496
Holding d'Infrastructures de Transport SASU 4.88%, 10/27/2021	EUR	150,000	177,153
HSBC France SA Series EMTN, 0.25%, 5/17/2024	EUR	100,000	112,532
LVMH Moet Hennessy Louis Vuitton SE:
Series EMTN, 0.01%, 2/11/2024	EUR	200,000	223,246
0.13%, 2/11/2028	EUR	100,000	110,171
0.38%, 2/11/2031	EUR	300,000	329,754
Series EMTN, 0.75%, 5/26/2024	EUR	500,000	573,642
Series EMTN, 1.00%, 2/11/2023	GBP	100,000	124,586
Security Description		Principal Amount	Value
Orange SA:
Series EMTN, 1.13%, 7/15/2024	EUR	100,000	$ 115,496
Series EMTN, 1.38%, 3/20/2028	EUR	100,000	119,346
Series EMTN, 1.38%, 1/16/2030	EUR	100,000	120,462
Series EMTN, 2.00%, 1/15/2029	EUR	100,000	125,399
Series EMTN, 3.00%, 6/15/2022	EUR	100,000	118,833
Series EMTN, 3.25%, 1/15/2032	GBP	100,000	143,933
Series EMTN, 8.13%, 1/28/2033	EUR	400,000	813,306
Pernod Ricard SA 1.13%, 4/7/2025	EUR	200,000	231,791
Sanofi:
Series EMTN, 0.50%, 1/13/2027	EUR	500,000	574,906
Series EMTN, 1.13%, 3/10/2022	EUR	300,000	342,872
Series 12FX, 1.38%, 3/21/2030	EUR	200,000	247,571
Series EMTN, 1.50%, 4/1/2030	EUR	100,000	124,648
Series EMTN, 1.75%, 9/10/2026	EUR	200,000	246,913
Series 20FX, 1.88%, 3/21/2038	EUR	100,000	133,294
Series EMTN, 2.50%, 11/14/2023	EUR	200,000	242,726
Schneider Electric SE Series EMTN, 0.25%, 9/9/2024	EUR	200,000	225,823
Societe Generale SA:
Series EMTN, 0.25%, 1/18/2022	EUR	100,000	112,567
Series EMTN, 0.75%, 5/26/2023	EUR	300,000	342,117
Series EMTN, 1.00%, 4/1/2022	EUR	300,000	339,694
Series EMTN, 1.13%, 1/23/2025	EUR	300,000	339,308
Series EMTN, 1.75%, 3/22/2029	EUR	200,000	234,196
Series ETMN, 2.13%, 9/27/2028	EUR	200,000	240,562
Series EMTN, 4.25%, 7/13/2022	EUR	300,000	364,058
Total Capital Canada, Ltd.:
Series EMTN, 1.13%, 3/18/2022	EUR	100,000	114,258
Series EMTN, 2.13%, 9/18/2029	EUR	600,000	768,607

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Total Capital International SA:
Series EMTN, 0.25%, 7/12/2023	EUR	300,000	$ 338,394
Series EMTN, 0.75%, 7/12/2028	EUR	100,000	114,302
Series EMTN, 1.99%, 4/8/2032	EUR	100,000	126,455
Series EMTN, 2.50%, 3/25/2026	EUR	200,000	252,350
Vinci SA Series EMTN, 1.75%, 9/26/2030	EUR	100,000	126,119
			25,728,827
GERMANY — 9.3%
Allianz Finance II B.V.:
Series EMTN, 3.50%, 2/14/2022	EUR	200,000	237,691
Series 62, 4.50%, 3/13/2043	GBP	100,000	198,986
BASF SE:
0.88%, 11/15/2027	EUR	100,000	118,124
Series 10Y, 2.00%, 12/5/2022	EUR	200,000	235,251
BMW Finance NV:
Series EMTN, 0.13%, 11/29/2021	EUR	100,000	112,379
Series EMTN, 0.50%, 11/22/2022	EUR	100,000	112,983
Series EMTN, 0.63%, 10/6/2023	EUR	200,000	226,628
Series EMTN, 1.00%, 11/14/2024	EUR	100,000	115,034
BMW US Capital LLC:
Series EMTN, 0.63%, 4/20/2022	EUR	300,000	339,815
Series EMTN, 1.13%, 9/18/2021	EUR	100,000	113,729
Commerzbank AG:
Series EMTN, 0.50%, 8/28/2023	EUR	200,000	224,615
Series EMTN, 0.50%, 9/13/2023	EUR	100,000	110,140
Series EMTN, 0.63%, 8/28/2024	EUR	100,000	112,235
Series EMTN, 1.00%, 3/4/2026	EUR	300,000	341,684
Daimler AG:
Series EMTN, 0.85%, 2/28/2025	EUR	400,000	442,975
Series EMTN, 1.00%, 11/15/2027	EUR	200,000	217,419
Series EMTN, 1.13%, 11/6/2031	EUR	200,000	213,545
Series EMTN, 1.38%, 5/11/2028	EUR	100,000	112,495
Series EMTN, 1.40%, 1/12/2024	EUR	193,000	219,987
Security Description		Principal Amount	Value
Series EMTN, 1.50%, 3/9/2026	EUR	100,000	$ 113,988
Series EMTN, 1.50%, 7/3/2029	EUR	400,000	453,063
Series EMTN, 2.13%, 7/3/2037 (a)	EUR	150,000	174,757
Daimler International Finance B.V.:
Series EMTN, 0.25%, 5/11/2022	EUR	200,000	223,404
Series EMTN, 0.88%, 4/9/2024	EUR	200,000	223,613
Series EMTN, 1.00%, 11/11/2025	EUR	300,000	333,602
Deutsche Bank AG:
MTN, 1.13%, 8/30/2023	EUR	400,000	458,650
Series EMTN, 1.50%, 1/20/2022	EUR	200,000	225,185
Series EMTN, 1.63%, 1/20/2027	EUR	300,000	332,980
Series EMTN, 2.38%, 1/11/2023	EUR	200,000	229,505
Deutsche Telekom AG Series EMTN, 0.50%, 7/5/2027	EUR	200,000	224,713
Deutsche Telekom International Finance B.V.:
Series EMTN, 1.50%, 4/3/2028	EUR	350,000	418,827
Series EMTN, 2.00%, 12/1/2029	EUR	100,000	124,968
Series EMTN, 4.25%, 7/13/2022	EUR	150,000	181,976
Series EMTN, 6.50%, 4/8/2022	GBP	40,000	54,348
Series EMTN, 6.50%, 4/8/2022	GBP	70,000	95,109
E.ON International Finance B.V.:
Series EMTN, 5.88%, 10/30/2037	GBP	100,000	191,611
Series EMTN, 6.38%, 6/7/2032	GBP	120,000	220,802
Series EMTN, 6.75%, 1/27/2039	GBP	100,000	211,184
E.ON SE Series EMTN, 0.38%, 9/29/2027	EUR	100,000	111,832
HeidelbergCement AG:
Series EMTN, 1.50%, 2/7/2025	EUR	100,000	114,337
Series EMTN, 2.25%, 3/30/2023	EUR	148,000	172,167
innogy Finance B.V.:
Series EMTN, 6.13%, 7/6/2039	GBP	50,000	100,528
Series EMTN, 6.25%, 6/3/2030	GBP	150,000	261,774

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 6.50%, 8/10/2021	EUR	100,000	$ 120,124
Linde Finance B.V. Series EMTN, 0.25%, 1/18/2022	EUR	100,000	112,847
SAP SE:
1.25%, 3/10/2028	EUR	100,000	120,740
1.63%, 3/10/2031	EUR	300,000	377,044
Series EMTN, 1.75%, 2/22/2027	EUR	150,000	185,025
Siemens Financieringsmaatschappij NV:
0.13%, 9/5/2029	EUR	300,000	327,637
Series EMTN, 2.88%, 3/10/2028	EUR	200,000	268,356
Volkswagen Financial Services AG Series EMTN, 1.50%, 10/1/2024	EUR	200,000	226,457
Volkswagen International Finance NV:
Series EMTN, 0.88%, 1/16/2023	EUR	50,000	55,881
Series EMTN, 1.63%, 1/16/2030	EUR	100,000	111,288
Series 10Y, 1.88%, 3/30/2027	EUR	600,000	689,933
Volkswagen Leasing GmbH:
Series EMTN, 1.13%, 4/4/2024	EUR	200,000	223,558
Series EMTN, 1.38%, 1/20/2025	EUR	300,000	336,994
Series EMTN, 2.38%, 9/6/2022	EUR	100,000	115,434
Series EMTN, 2.63%, 1/15/2024	EUR	335,000	394,565
Vonovia Finance B.V. Series EMTN, 2.25%, 12/15/2023	EUR	100,000	119,721
Wintershall Dea Finance B.V.:
0.45%, 9/25/2023	EUR	200,000	216,697
0.84%, 9/25/2025	EUR	100,000	106,233
1.33%, 9/25/2028	EUR	100,000	104,858
1.82%, 9/25/2031	EUR	100,000	104,694
			13,376,724
HONG KONG — 0.2%
Hutchison Whampoa Finance 14, Ltd. 1.38%, 10/31/2021	EUR	200,000	227,105
IRELAND — 0.3%
Abbott Ireland Financing DAC:
0.88%, 9/27/2023	EUR	150,000	172,271
1.50%, 9/27/2026	EUR	250,000	299,904
			472,175
Security Description		Principal Amount	Value
ITALY — 4.2%
Assicurazioni Generali SpA Series EMTN, 5.13%, 9/16/2024	EUR	250,000	$ 334,909
Enel Finance International NV:
Series EMTN, 0.01%, 6/17/2024	EUR	100,000	110,927
Series EMTN, 1.00%, 9/16/2024	EUR	200,000	231,755
Series EMTN, 1.13%, 9/16/2026	EUR	200,000	235,614
Series EMTN, 1.50%, 7/21/2025	EUR	200,000	237,812
Series EMTN, 1.97%, 1/27/2025	EUR	250,000	302,344
Series EMTN, 5.00%, 9/14/2022	EUR	150,000	186,759
Series EMTN, 5.63%, 8/14/2024	GBP	50,000	72,756
Series EMTN, 5.75%, 9/14/2040	GBP	150,000	285,531
Eni SpA:
Series EMTN, 3.25%, 7/10/2023	EUR	100,000	122,400
Series EMTN, 3.63%, 1/29/2029	EUR	300,000	413,772
Series EMTN, 3.75%, 9/12/2025 (a)	EUR	350,000	458,536
Intesa Sanpaolo SpA:
Series EMTN, 1.00%, 7/4/2024	EUR	100,000	111,597
Series EMTN, 1.13%, 3/4/2022	EUR	327,000	369,152
Series EMTN, 1.38%, 1/18/2024	EUR	200,000	226,281
Series EMTN, 1.75%, 3/20/2028	EUR	300,000	340,785
Series EMTN, 1.75%, 7/4/2029	EUR	200,000	224,871
Series EMTN, 2.13%, 8/30/2023	EUR	100,000	116,480
Series EMTN, 4.00%, 10/30/2023	EUR	100,000	123,165
Snam SpA Series EMTN, 0.88%, 10/25/2026	EUR	200,000	230,806
Terna Rete Elettrica Nazionale SpA:
Series EMTN, 0.88%, 2/2/2022	EUR	148,000	167,532
Series EMTN, 1.38%, 7/26/2027	EUR	200,000	238,234
UniCredit SpA:
Series EMTN, 0.50%, 4/9/2025	EUR	100,000	108,168
Series EMTN, 2.00%, 3/4/2023	EUR	257,000	297,330

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 2.13%, 10/24/2026	EUR	100,000	$ 117,580
Series EMTN, 3 Month USD LIBOR + 1.55%, 1.25%, 6/25/2025 (b)	EUR	400,000	448,403
			6,113,499
JAPAN — 0.7%
Sumitomo Mitsui Financial Group, Inc.:
Series EMTN, 0.63%, 10/23/2029	EUR	200,000	217,758
1.55%, 6/15/2026	EUR	200,000	239,801
Takeda Pharmaceutical Co., Ltd.:
Series REGS, 1.13%, 11/21/2022	EUR	200,000	228,466
Series REGS, 2.25%, 11/21/2026	EUR	100,000	122,905
Series REGS, 3.00%, 11/21/2030	EUR	200,000	263,164
			1,072,094
LUXEMBOURG — 2.0%
CK Hutchison Group Telecom Finance SA:
0.38%, 10/17/2023	EUR	100,000	111,284
1.13%, 10/17/2028	EUR	400,000	442,656
HeidelbergCement Finance Luxembourg SA Series EMTN, 1.63%, 4/7/2026	EUR	100,000	114,738
Holcim Finance Luxembourg SA Series EMTN, 2.25%, 5/26/2028	EUR	200,000	247,483
Logicor Financing Sarl Series EMTN, 1.63%, 7/15/2027	EUR	300,000	338,530
Medtronic Global Holdings SCA:
Series 0000, 0.38%, 3/7/2023	EUR	200,000	225,003
1.63%, 3/7/2031	EUR	100,000	122,308
2.25%, 3/7/2039	EUR	100,000	126,018
Nestle Finance International, Ltd.:
Series EMTN, 1.13%, 4/1/2026	EUR	100,000	118,630
Series EMTN, 1.50%, 4/1/2030	EUR	200,000	247,808
Novartis Finance SA 0.13%, 9/20/2023	EUR	200,000	226,337
Richemont International Holding SA:
1.00%, 3/26/2026	EUR	100,000	117,390
1.50%, 3/26/2030	EUR	200,000	245,370
Security Description		Principal Amount	Value
2.00%, 3/26/2038	EUR	200,000	$ 253,093
			2,936,648
MEXICO — 0.4%
America Movil SAB de CV:
Series EMTN, 0.75%, 6/26/2027	EUR	200,000	220,306
4.38%, 8/7/2041	GBP	100,000	161,851
Fomento Economico Mexicano SAB de CV 1.75%, 3/20/2023	EUR	100,000	115,202
			497,359
NETHERLANDS — 9.9%
ABN AMRO Bank NV:
Series EMTN, 0.50%, 7/17/2023	EUR	300,000	341,720
Series EMTN, 1.00%, 4/16/2025	EUR	343,000	403,076
Series EMTN, 2.50%, 11/29/2023	EUR	300,000	365,096
Series EMTN, 4.13%, 3/28/2022	EUR	160,000	192,497
Airbus SE Series EMTN, 2.38%, 4/7/2032	EUR	300,000	369,265
ASML Holding NV 1.38%, 7/7/2026	EUR	100,000	119,982
Bayer Capital Corp B.V. 2.13%, 12/15/2029	EUR	100,000	124,925
Bayer Capital Corp. B.V.:
0.63%, 12/15/2022	EUR	100,000	113,299
1.50%, 6/26/2026	EUR	300,000	354,163
BMW Finance NV:
Series EMTN, 0.38%, 7/10/2023	EUR	257,000	288,583
Series EMTN, 1.50%, 2/6/2029	EUR	300,000	353,404
Cooperatieve Rabobank UA:
Series GMTN, 0.50%, 12/6/2022	EUR	100,000	113,899
Series EMTN, 0.63%, 2/27/2024	EUR	100,000	113,380
Series GMTN, 0.75%, 8/29/2023	EUR	100,000	113,677
Series GMTN, 1.13%, 5/7/2031	EUR	100,000	116,854
Series GMTN, 1.25%, 3/23/2026	EUR	300,000	360,010
Series GMTN, 1.38%, 2/3/2027	EUR	100,000	122,239
Series GMTN, 2.25%, 3/23/2022	GBP	50,000	63,474
Series EMTN, 2.38%, 5/22/2023	EUR	200,000	240,592
Series GMTN, 4.00%, 1/11/2022	EUR	200,000	238,691
4.13%, 7/14/2025	EUR	350,000	474,588

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 4.75%, 6/6/2022	EUR	500,000	$ 614,001
Daimler International Finance B.V.:
Series EMTN, 0.25%, 8/9/2021	EUR	200,000	224,382
Series EMTN, 0.63%, 2/27/2023	EUR	200,000	224,134
Deutsche Telekom International Finance B.V.:
Series EMTN, 0.63%, 4/3/2023	EUR	200,000	227,242
Series EMTN, 0.88%, 1/30/2024	EUR	100,000	115,244
Series EMTN, 1.38%, 1/30/2027	EUR	200,000	237,511
EDP Finance B.V. Series EMTN, 1.13%, 2/12/2024	EUR	100,000	115,359
Enel Finance International NV 1.38%, 6/1/2026	EUR	300,000	358,479
Heineken NV Series EMTN, 1.00%, 5/4/2026	EUR	100,000	115,828
ING Bank NV:
Series GMTN, 0.01%, 4/8/2022	EUR	100,000	112,000
Series EMTN, 4.50%, 2/21/2022	EUR	200,000	240,941
ING Groep NV:
Series EMTN, 0.75%, 3/9/2022 (a)	EUR	200,000	226,409
Series EMTN, 1.00%, 9/20/2023	EUR	200,000	229,173
Series EMTN, 1.13%, 2/14/2025	EUR	100,000	115,391
Series EMTN, 1.38%, 1/11/2028	EUR	200,000	237,808
Series EMTN, 2.00%, 9/20/2028	EUR	300,000	374,169
Series EMTN, 2.50%, 11/15/2030	EUR	100,000	132,568
Series EMTN, 3.00%, 2/18/2026	GBP	100,000	133,424
Series EMTN, 3 Month USD LIBOR + 0.60%, 0.10%, 9/3/2025 (b)	EUR	200,000	219,434
innogy Finance B.V. Series EMTN, 1.50%, 7/31/2029	EUR	100,000	120,143
Koninklijke KPN NV Series GMTN, 5.75%, 9/17/2029	GBP	150,000	232,725
LeasePlan Corp. NV 0.13%, 9/13/2023	EUR	200,000	216,061
Naturgy Finance B.V.:
Series EMTN, 1.25%, 1/15/2026	EUR	100,000	116,757
Security Description		Principal Amount	Value
Series EMTN, 1.38%, 1/19/2027	EUR	100,000	$ 118,058
Schlumberger Finance B.V. 1.38%, 10/28/2026	EUR	200,000	229,502
Shell International Finance B.V.:
Series EMTN, 0.13%, 11/8/2027	EUR	200,000	219,460
Series EMTN, 0.38%, 2/15/2025	EUR	200,000	227,277
Series EMTN, 0.75%, 8/15/2028	EUR	100,000	114,498
Series EMTN, 0.88%, 11/8/2039	EUR	100,000	103,347
Series EMTN, 1.00%, 4/6/2022	EUR	100,000	114,286
Series EMTN, 1.25%, 5/12/2028	EUR	400,000	475,361
Series EMTN, 1.63%, 1/20/2027	EUR	300,000	365,117
Series EMTN, 1.88%, 9/15/2025	EUR	200,000	244,517
Series EMTN, 1.88%, 4/7/2032	EUR	200,000	247,563
Series EMTN, 2.50%, 3/24/2026	EUR	100,000	126,805
Siemens Financieringsmaatschappij NV:
Series EMTN, 0.01%, 2/20/2026	EUR	100,000	111,217
Series EMTN, 0.38%, 9/6/2023	EUR	400,000	454,049
Series EMTN, 1.38%, 9/6/2030	EUR	500,000	610,377
Unilever NV:
Series EMTN, 1.25%, 3/25/2025	EUR	200,000	237,348
1.75%, 3/25/2030	EUR	100,000	127,259
Vonovia Finance B.V. Series EMTN, 1.25%, 12/6/2024	EUR	200,000	232,936
			14,281,574
NORWAY — 0.3%
DNB Bank ASA Series EMTN, 4.25%, 1/18/2022	EUR	400,000	478,587
PORTUGAL — 0.1%
EDP Finance B.V. Series EMTN, 2.63%, 1/18/2022	EUR	127,000	148,022
SPAIN — 5.4%
Abertis Infraestructuras SA:
1.38%, 5/20/2026	EUR	100,000	107,758
Series EMTN, 2.38%, 9/27/2027	EUR	200,000	225,591
Series EMTN, 3.00%, 3/27/2031	EUR	100,000	115,820

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Banco Bilbao Vizcaya Argentaria SA:
Series EMTN, 0.38%, 11/15/2026	EUR	200,000	$ 221,439
Series GMTN, 0.63%, 1/17/2022	EUR	300,000	339,099
Series GMTN, 0.75%, 9/11/2022	EUR	100,000	112,671
1.00%, 6/21/2026	EUR	400,000	446,537
Series GMTN, 1.38%, 5/14/2025	EUR	100,000	114,307
Banco de Sabadell SA:
Series EMTN, 0.88%, 3/5/2023	EUR	100,000	109,765
Series EMTN, 1.75%, 5/10/2024	EUR	300,000	318,556
Banco Santander SA:
Series EMTN, 0.25%, 6/19/2024	EUR	200,000	223,964
Series EMTN, 0.30%, 10/4/2026	EUR	100,000	111,788
Series EMTN, 1.13%, 1/17/2025	EUR	500,000	568,673
1.38%, 2/9/2022	EUR	100,000	113,671
Series EMTN, 1.38%, 12/14/2022	EUR	200,000	231,464
1.38%, 7/31/2024	GBP	100,000	123,752
CaixaBank SA:
Series EMTN, 1.13%, 1/12/2023	EUR	200,000	224,814
Series EMTN, 1.13%, 5/17/2024	EUR	200,000	227,833
Series EMTN, 1.13%, 3/27/2026	EUR	200,000	228,152
Series EMTN, 1.38%, 6/19/2026	EUR	300,000	335,520
Series EMTN, 2.38%, 2/1/2024	EUR	200,000	233,203
Criteria Caixa SA Series EMTN, 1.63%, 4/21/2022	EUR	100,000	114,689
Iberdrola Finanzas SA Series EMTN, 1.00%, 3/7/2025	EUR	200,000	232,465
Iberdrola International B.V. Series EMTN, 1.13%, 4/21/2026	EUR	100,000	117,802
Mapfre SA 1.63%, 5/19/2026	EUR	100,000	119,811
Repsol International Finance B.V. Series EMTN, 3.63%, 10/7/2021	EUR	100,000	116,875
Santan Consumer Finance SA Series EMTN, 1.00%, 2/27/2024	EUR	100,000	113,635
Security Description		Principal Amount	Value
Santander Consumer Finance SA:
Series EMTN, 0.38%, 6/27/2024	EUR	100,000	$ 110,831
0.88%, 1/24/2022	EUR	200,000	225,922
Telefonica Emisiones SA:
Series EMTN, 1.07%, 2/5/2024	EUR	200,000	230,575
Series EMTN, 1.45%, 1/22/2027	EUR	100,000	117,886
Series EMTN, 1.46%, 4/13/2026	EUR	300,000	353,455
Series EMTN, 1.50%, 9/11/2025	EUR	100,000	117,883
Series EMTN, 1.53%, 1/17/2025	EUR	300,000	353,305
Series EMTN, 1.72%, 1/12/2028	EUR	300,000	361,651
Series EMTN, 1.79%, 3/12/2029	EUR	100,000	120,366
Series EMTN, 2.24%, 5/27/2022	EUR	200,000	233,554
			7,775,082
SWEDEN — 1.7%
Nordea Bank Abp:
Series EMTN, 1.00%, 2/22/2023	EUR	200,000	230,769
Series EMTN, 1.13%, 2/12/2025	EUR	100,000	118,188
Series EMTN, 1.13%, 9/27/2027	EUR	100,000	119,881
Skandinaviska Enskilda Banken AB:
0.05%, 7/1/2024	EUR	200,000	224,008
Series GMTN, 0.50%, 3/13/2023	EUR	100,000	113,728
Series EMTN, 0.63%, 11/12/2029 (a)	EUR	300,000	334,619
Series GMTN, 0.75%, 8/24/2021	EUR	100,000	113,317
Svenska Handelsbanken AB:
Series EMTN, 0.25%, 2/28/2022	EUR	200,000	225,631
0.50%, 2/18/2030	EUR	100,000	109,877
Series EMTN, 1.13%, 12/14/2022	EUR	400,000	461,754
Series EMTN, 2.63%, 8/23/2022	EUR	200,000	237,146
Series EMTN, 4.38%, 10/20/2021	EUR	100,000	118,856
			2,407,774
SWITZERLAND — 3.0%
Credit Suisse AG:
Series EMTN, 1.00%, 6/7/2023	EUR	100,000	115,241

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1.38%, 1/31/2022	EUR	300,000	$ 343,947
Series EMTN, 1.50%, 4/10/2026	EUR	300,000	363,453
Credit Suisse Group AG:
Series EMTN, 1 year GBP Swap + 0.75%, 1.25%, 7/17/2025 (b)	EUR	200,000	228,810
Series EMTN, 1 year GBP Swap + 1.05%, 1.00%, 6/24/2027 (b)	EUR	200,000	224,258
1 year GBP Swap + 1.23%, 2.13%, 9/12/2025 (b)	GBP	100,000	125,943
Series EMTN, Update Replacements.xls: EUSA1 + .770%, 0.65%, 1/14/2028 (b)	EUR	300,000	327,059
Credit Suisse Group Funding Guernsey, Ltd.:
Series EMTN, 1.00%, 4/14/2023	CHF	125,000	134,486
Series EMTN, 1.25%, 4/14/2022	EUR	255,000	291,153
Glencore Finance Europe, Ltd. Series EMTN, 1.88%, 9/13/2023	EUR	200,000	227,108
Roche Finance Europe B.V. Series EMTN, 0.88%, 2/25/2025	EUR	100,000	117,093
UBS AG:
Series EMTN, 0.25%, 1/10/2022	EUR	200,000	225,251
Series EMTN, 1.25%, 9/3/2021	EUR	300,000	342,170
UBS Group AG:
Series EMTN, 1.25%, 9/1/2026	EUR	500,000	582,466
1.50%, 11/30/2024	EUR	300,000	347,764
1.75%, 11/16/2022	EUR	300,000	347,997
			4,344,199
UNITED KINGDOM — 11.2%
Barclays PLC:
Series EMTN, 1.88%, 12/8/2023	EUR	100,000	115,940
Series EMTN, 3.13%, 1/17/2024	GBP	100,000	128,440
Series EMTN, 3.25%, 2/12/2027	GBP	100,000	131,101
Series EMTN, 3.25%, 1/17/2033	GBP	300,000	390,231
Series EMTN, 1 year GBP Swap + 0.78%, 1.38%, 1/24/2026 (b)	EUR	400,000	451,966
1 year GBP Swap + 1.32%, 2.38%, 10/6/2023 (b)	GBP	200,000	250,068
Security Description		Principal Amount	Value
BAT International Finance PLC Series EMTN, 2.25%, 1/16/2030	EUR	200,000	$ 232,305
BG Energy Capital PLC:
Series EMTN, 5.00%, 11/4/2036	GBP	100,000	181,651
Series EMTN, 5.13%, 12/1/2025	GBP	100,000	151,487
BP Capital Markets PLC:
Series EMTN, 1.11%, 2/16/2023	EUR	100,000	114,854
Series EMTN, 1.23%, 5/8/2031	EUR	300,000	332,477
Series EMTN, 1.37%, 3/3/2022	EUR	200,000	228,782
Series EMTN, 1.53%, 9/26/2022	EUR	200,000	231,077
Series EMTN, 1.57%, 2/16/2027	EUR	500,000	583,800
Series EMTN, 2.97%, 2/27/2026	EUR	300,000	377,248
British Telecommunications PLC:
Series EMTN, 1.00%, 11/21/2024	EUR	100,000	113,905
Series EMTN, 1.50%, 6/23/2027	EUR	100,000	116,740
Series EMTN, 1.75%, 3/10/2026	EUR	300,000	355,744
Cadent Finance PLC:
Series EMTN, 2.13%, 9/22/2028	GBP	100,000	130,706
Series EMTN, 2.75%, 9/22/2046	GBP	200,000	283,771
Centrica PLC Series EMTN, 7.00%, 9/19/2033	GBP	100,000	184,589
Connect Plus M25 Issuer PLC 2.61%, 3/31/2039	GBP	96,278	133,092
GlaxoSmithKline Capital PLC:
Series EMTN, 1.25%, 5/21/2026	EUR	200,000	237,765
Series EMTN, 1.38%, 12/2/2024	EUR	150,000	177,475
Series EMTN, 4.25%, 12/18/2045	GBP	100,000	188,315
Series EMTN, 5.25%, 12/19/2033	GBP	168,000	307,870
Series EMTN, 5.25%, 4/10/2042	GBP	100,000	203,842
Series EMTN, 6.38%, 3/9/2039	GBP	100,000	217,720
Heathrow Funding, Ltd.:
Series EMTN, 4.63%, 10/31/2046	GBP	100,000	163,829
Series REGS, 5.23%, 2/15/2023	GBP	100,000	132,538

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 5.88%, 5/13/2043	GBP	100,000	$ 182,190
Series REGS, 6.45%, 12/10/2031	GBP	150,000	258,375
Series EMTN, 6.75%, 12/3/2028	GBP	100,000	153,822
HSBC Holdings PLC:
0.88%, 9/6/2024	EUR	400,000	457,437
Series EMTN, 1.50%, 3/15/2022	EUR	300,000	344,296
Series EMTN, 2.50%, 3/15/2027 (a)	EUR	300,000	383,053
2.63%, 8/16/2028	GBP	200,000	257,344
1 year GBP Swap + 0.94%, 2.18%, 6/27/2023 (b)	GBP	100,000	124,818
1 year GBP Swap + 1.04%, 2.26%, 11/13/2026 (b)	GBP	200,000	250,781
1 year GBP Swap + 1.65%, 3.00%, 7/22/2028 (b)	GBP	100,000	130,783
Series EMTN, 3 Month USD LIBOR + 1.36%, 1.50%, 12/4/2024 (b)	EUR	250,000	290,573
Imperial Brands Finance PLC Series EMTN, 9.00%, 2/17/2022	GBP	50,000	69,506
Lloyds Bank PLC Series EMTN, 6.50%, 9/17/2040	GBP	90,000	191,245
Lloyds Banking Group PLC:
Series EMTN, 1.50%, 9/12/2027 (a)	EUR	400,000	471,192
Series EMTN, 2.25%, 10/16/2024	GBP	200,000	254,702
Series EMTN, 1 year GBP Swap + 0.47%, 0.63%, 1/15/2024 (b)	EUR	500,000	557,756
Logicor 2019-1 UK PLC 1.88%, 11/17/2026	GBP	100,000	123,908
Nationwide Building Society 3 Month USD LIBOR + 0.93%, 1.50%, 3/8/2026 (b)	EUR	200,000	232,443
Royal Bank of Scotland Group PLC:
Series EMTN, 2.50%, 3/22/2023	EUR	222,000	259,348
Series EMTN, 1 year GBP Swap + 1.49%, 2.88%, 9/19/2026 (b)	GBP	100,000	128,277
Series EMTN, 3 Month USD LIBOR - 2.04%, 2.00%, 3/8/2023 (b)	EUR	300,000	342,501
Series EMTN, 3 Month USD LIBOR + 1.08%, 1.75%, 3/2/2026 (b)	EUR	500,000	574,547
Santander UK Group Holdings PLC 1.13%, 9/8/2023	EUR	100,000	112,867
Security Description		Principal Amount	Value
Sky, Ltd.:
Series EMTN, 1.50%, 9/15/2021	EUR	222,000	$ 253,102
Series EMTN, 2.50%, 9/15/2026	EUR	100,000	126,372
THFC Funding No. 3 PLC Series EMTN, 5.20%, 10/11/2043	GBP	150,000	295,886
University of Oxford 2.54%, 12/8/2117	GBP	150,000	275,707
Vodafone Group PLC:
Series EMTN, 0.38%, 11/22/2021	EUR	200,000	225,430
Series EMTN, 1.13%, 11/20/2025	EUR	100,000	116,178
Series EMTN, 1.60%, 7/29/2031	EUR	100,000	118,949
1.63%, 11/24/2030	EUR	100,000	119,150
Series EMTN, 1.75%, 8/25/2023	EUR	300,000	352,209
Series EMTN, 1.88%, 9/11/2025	EUR	150,000	180,198
Series EMTN, 2.20%, 8/25/2026	EUR	228,000	281,295
Series EMTN, 3.00%, 8/12/2056	GBP	50,000	67,238
Series EMTN, 3.38%, 8/8/2049	GBP	100,000	142,853
Series EMTN, 4.65%, 1/20/2022	EUR	100,000	120,205
Wellcome Trust, Ltd. 2.52%, 2/7/2118	GBP	100,000	190,778
Western Power Distribution East Midlands PLC Series EMTN, 5.25%, 1/17/2023	GBP	100,000	136,711
Western Power Distribution West Midlands PLC Series EMTN, 5.75%, 4/16/2032	GBP	100,000	177,212
			16,180,565
UNITED STATES — 25.9%
AbbVie, Inc. 1.38%, 5/17/2024	EUR	214,000	247,671
Altria Group, Inc.:
1.00%, 2/15/2023	EUR	100,000	113,260
2.20%, 6/15/2027	EUR	200,000	236,052
3.13%, 6/15/2031 (a)	EUR	100,000	122,192
American Honda Finance Corp.:
0.35%, 8/26/2022	EUR	100,000	111,834
1.95%, 10/18/2024	EUR	200,000	236,784
American International Group, Inc. 1.88%, 6/21/2027	EUR	100,000	117,863
Amgen, Inc.:
1.25%, 2/25/2022	EUR	200,000	228,176
4.00%, 9/13/2029	GBP	100,000	151,361
Apple, Inc.:
0.50%, 11/15/2031	EUR	100,000	114,410

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
0.88%, 5/24/2025	EUR	100,000	$ 117,387
Series EMTN, 1.00%, 11/10/2022	EUR	100,000	115,290
Series EMTN, 1.00%, 11/10/2022	EUR	50,000	57,645
1.38%, 1/17/2024	EUR	100,000	118,314
1.38%, 5/24/2029	EUR	300,000	370,141
1.63%, 11/10/2026	EUR	300,000	369,734
2.00%, 9/17/2027	EUR	100,000	127,314
3.05%, 7/31/2029	GBP	100,000	147,704
Series MTN, 3.70%, 8/28/2022	AUD	150,000	109,847
AT&T, Inc.:
0.80%, 3/4/2030	EUR	100,000	107,027
1.30%, 9/5/2023	EUR	100,000	114,371
1.45%, 6/1/2022	EUR	400,000	457,010
2.35%, 9/5/2029	EUR	200,000	244,639
2.40%, 3/15/2024	EUR	400,000	475,359
2.45%, 3/15/2035	EUR	100,000	119,190
2.50%, 3/15/2023	EUR	200,000	235,857
2.65%, 12/17/2021	EUR	100,000	115,525
3.15%, 9/4/2036	EUR	303,000	384,598
3.50%, 12/17/2025	EUR	100,000	128,028
3.55%, 12/17/2032	EUR	300,000	404,039
4.38%, 9/14/2029	GBP	50,000	73,259
4.88%, 6/1/2044	GBP	350,000	578,449
Series EMTN, 7.00%, 4/30/2040	GBP	100,000	200,477
Bank of America Corp.:
Series EMTN, 0.75%, 7/26/2023	EUR	200,000	226,755
Series EMTN, 1.38%, 9/10/2021	EUR	100,000	113,976
Series EMTN, 1.63%, 9/14/2022	EUR	200,000	231,108
Series EMTN, 2.30%, 7/25/2025	GBP	100,000	130,088
Series EMTN, 7.00%, 7/31/2028	GBP	150,000	264,093
Series EMTN, 3 Month USD LIBOR + 0.73%, 0.58%, 8/8/2029 (b)	EUR	100,000	108,451
Series EMTN, 3 Month USD LIBOR + 0.89%, 1.66%, 4/25/2028 (b)	EUR	200,000	236,338
Series EMTN, 3 Month USD LIBOR + 0.91%, 1.38%, 5/9/2030 (b)	EUR	300,000	346,487
Series EMTN, 3 Month USD LIBOR + 1.03%, 1.38%, 2/7/2025 (b)	EUR	500,000	577,465
Series EMTN, 3 Month USD LIBOR + 1.20%, 1.78%, 5/4/2027 (a)(b)	EUR	200,000	237,333
Berkshire Hathaway Finance Corp.:
2.38%, 6/19/2039	GBP	100,000	140,191
Security Description		Principal Amount	Value
2.63%, 6/19/2059	GBP	100,000	$ 153,246
Berkshire Hathaway, Inc.:
0.01%, 3/12/2025	EUR	100,000	111,226
1.13%, 3/16/2027	EUR	300,000	354,529
1.30%, 3/15/2024	EUR	50,000	58,491
1.63%, 3/16/2035	EUR	200,000	252,643
Booking Holdings, Inc.:
0.80%, 3/10/2022	EUR	100,000	112,629
0.80%, 3/10/2022	EUR	100,000	112,629
1.80%, 3/3/2027	EUR	100,000	116,240
2.38%, 9/23/2024	EUR	100,000	119,306
Citigroup, Inc.:
Series EMTN, 0.75%, 10/26/2023	EUR	200,000	227,319
1.25%, 4/10/2029	EUR	200,000	232,846
Series EMTN, 1.38%, 10/27/2021	EUR	100,000	114,256
Series EMTN, 1.50%, 10/26/2028	EUR	200,000	238,016
1.75%, 1/28/2025	EUR	450,000	534,048
Series EMTN, 2.38%, 5/22/2024	EUR	100,000	120,507
2.75%, 1/24/2024	GBP	100,000	129,757
Series EMTN, 3 Month USD LIBOR + 1.07%, 1.50%, 7/24/2026 (b)	EUR	300,000	347,993
Coca-Cola Co.:
0.13%, 9/22/2022	EUR	100,000	112,284
0.75%, 3/9/2023	EUR	300,000	342,267
1.13%, 3/9/2027	EUR	200,000	235,310
1.63%, 3/9/2035	EUR	200,000	246,471
1.88%, 9/22/2026	EUR	100,000	123,476
Comcast Corp.:
0.75%, 2/20/2032	EUR	100,000	109,125
1.88%, 2/20/2036	GBP	100,000	127,605
DH Europe Finance II Sarl:
0.20%, 3/18/2026	EUR	100,000	110,422
0.45%, 3/18/2028	EUR	100,000	109,638
0.75%, 9/18/2031	EUR	300,000	324,148
1.35%, 9/18/2039	EUR	200,000	213,595
Digital Euro Finco LLC 2.50%, 1/16/2026	EUR	100,000	121,356
Eli Lilly & Co. 1.70%, 11/1/2049	EUR	100,000	116,581
Equinix, Inc. 2.88%, 10/1/2025	EUR	300,000	341,945
Exxon Mobil Corp.:
0.14%, 6/26/2024	EUR	300,000	336,935
0.84%, 6/26/2032	EUR	200,000	221,766
FedEx Corp. 1.63%, 1/11/2027	EUR	200,000	228,682
Fidelity National Information Services, Inc.:
0.75%, 5/21/2023	EUR	100,000	113,050
1.50%, 5/21/2027	EUR	200,000	232,052
2.00%, 5/21/2030	EUR	200,000	239,943
General Electric Co.:
0.88%, 5/17/2025	EUR	400,000	432,586

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
2.13%, 5/17/2037	EUR	200,000	$ 203,992
Goldman Sachs Group Inc Series EMTN, 2.00%, 11/1/2028	EUR	300,000	363,806
Goldman Sachs Group, Inc.:
Series EMTN, 1.25%, 5/1/2025	EUR	300,000	341,289
Series EMTN, 1.38%, 5/15/2024	EUR	200,000	228,629
Series EMTN, 1.63%, 7/27/2026	EUR	300,000	351,463
Series EMTN, 2.00%, 7/27/2023	EUR	300,000	350,944
Series EMTN, 2.13%, 9/30/2024	EUR	100,000	118,327
Series EMTN, 2.50%, 10/18/2021	EUR	100,000	115,649
Series EMTN, 3.00%, 2/12/2031	EUR	100,000	132,407
Series EMTN, 3.25%, 2/1/2023	EUR	200,000	240,199
Series EMTN, 4.25%, 1/29/2026	GBP	300,000	422,668
Honeywell International, Inc. 1.30%, 2/22/2023	EUR	200,000	230,693
International Business Machines Corp.:
0.30%, 2/11/2028	EUR	200,000	218,356
0.50%, 9/7/2021	EUR	300,000	338,572
0.65%, 2/11/2032	EUR	300,000	324,561
Series EMTN, 0.88%, 1/31/2025	EUR	100,000	115,023
0.95%, 5/23/2025	EUR	100,000	115,573
1.25%, 5/26/2023	EUR	230,000	265,888
1.50%, 5/23/2029	EUR	100,000	119,729
1.75%, 1/31/2031	EUR	100,000	122,335
Series EMTN, 2.88%, 11/7/2025	EUR	100,000	126,809
Johnson & Johnson:
0.25%, 1/20/2022	EUR	100,000	113,201
1.65%, 5/20/2035	EUR	300,000	395,169
JPMorgan Chase & Co.:
Series EMTN, 0.63%, 1/25/2024	EUR	200,000	226,450
Series EMTN, 1.50%, 10/26/2022	EUR	200,000	231,157
Series EMTN, 1.50%, 1/27/2025	EUR	100,000	117,745
Series EMTN, 1.50%, 10/29/2026	EUR	100,000	119,627
Series EMTN, 2.75%, 8/24/2022	EUR	200,000	236,594
Series EMTN, 2.75%, 2/1/2023	EUR	200,000	238,978
Series EMTN, 2.88%, 5/24/2028	EUR	100,000	132,446
Security Description		Principal Amount	Value
Series EMTN, 3 Month USD LIBOR + 0.76%, 1.09%, 3/11/2027 (b)	EUR	400,000	$ 458,402
Series EMTN, 3 Month USD LIBOR + 0.84%, 1.64%, 5/18/2028 (b)	EUR	500,000	591,538
Series EMTN, 3 Month USD LIBOR + 0.85%, 1.00%, 7/25/2031 (b)	EUR	300,000	335,988
Series EMTN, 3 Month USD LIBOR + 0.87%, 1.05%, 11/4/2032 (b)	EUR	100,000	112,033
Series EMTN, 3 Month USD LIBOR + 0.95%, 1.81%, 6/12/2029 (b)	EUR	100,000	122,446
McDonald's Corp. Series GMTN, 1.00%, 11/15/2023	EUR	100,000	114,999
Medtronic Global Holdings SCA:
0.25%, 7/2/2025	EUR	100,000	111,681
1.13%, 3/7/2027	EUR	200,000	234,472
1.50%, 7/2/2039	EUR	200,000	224,024
1.75%, 7/2/2049	EUR	100,000	109,338
Merck & Co., Inc.:
1.13%, 10/15/2021	EUR	100,000	113,608
1.88%, 10/15/2026	EUR	200,000	248,447
Metropolitan Life Global Funding I 0.38%, 4/9/2024	EUR	200,000	225,680
Microsoft Corp.:
2.13%, 12/6/2021	EUR	250,000	288,199
3.13%, 12/6/2028	EUR	200,000	280,441
Morgan Stanley:
Series GMTN, 1.00%, 12/2/2022	EUR	100,000	113,564
Series GMTN, 1.38%, 10/27/2026	EUR	50,000	58,617
Series GMTN, 1.75%, 3/11/2024	EUR	300,000	351,752
Series GMTN, 1.75%, 1/30/2025	EUR	200,000	236,291
1.88%, 3/30/2023	EUR	200,000	233,043
Series GMTN, 1.88%, 4/27/2027 (a)	EUR	300,000	364,473
Series GMTN, 2.63%, 3/9/2027	GBP	100,000	133,987
Series EMTN, 3 Month USD LIBOR + 0.75%, 0.64%, 7/26/2024 (b)	EUR	140,000	157,260
Series EMTN, 3 Month USD LIBOR + 0.83%, 1.34%, 10/23/2026 (b)	EUR	100,000	115,698
Mylan NV 2.25%, 11/22/2024	EUR	200,000	235,188
PepsiCo, Inc.:
0.25%, 5/6/2024	EUR	100,000	112,951
Series EMTN, 0.50%, 5/6/2028	EUR	200,000	226,142

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Pfizer, Inc.:
0.25%, 3/6/2022	EUR	100,000	$ 112,771
Series REGS, 2.74%, 6/15/2043	GBP	200,000	299,387
Philip Morris International, Inc. Series EMTN, 2.88%, 3/3/2026	EUR	100,000	124,916
Procter & Gamble Co.:
1.13%, 11/2/2023	EUR	200,000	233,907
2.00%, 8/16/2022	EUR	100,000	117,272
4.88%, 5/11/2027	EUR	100,000	149,664
Thermo Fisher Scientific, Inc.:
0.75%, 9/12/2024	EUR	48,000	54,585
Series EMTN, 1.88%, 10/1/2049	EUR	100,000	107,107
Toyota Motor Credit Corp.:
Series EMTN, 0.75%, 7/21/2022	EUR	300,000	340,274
Series EMTN, 1.00%, 9/10/2021	EUR	100,000	113,345
US Bancorp Series EMTN, 0.85%, 6/7/2024	EUR	200,000	227,741
Verizon Communications, Inc.:
0.88%, 4/2/2025	EUR	100,000	114,507
0.88%, 4/8/2027	EUR	100,000	113,625
1.25%, 4/8/2030	EUR	300,000	347,583
1.38%, 10/27/2026	EUR	100,000	117,409
1.38%, 11/2/2028	EUR	100,000	118,061
2.63%, 12/1/2031	EUR	200,000	262,975
Series 20Y, 2.88%, 1/15/2038	EUR	200,000	270,145
Series EMTN, 3.25%, 2/17/2026	EUR	250,000	321,691
3.38%, 10/27/2036	GBP	100,000	150,196
Walmart, Inc.:
4.88%, 9/21/2029	EUR	121,000	190,710
5.25%, 9/28/2035	GBP	168,000	325,197
5.63%, 3/27/2034	GBP	100,000	192,773
Wells Fargo & Co.:
Series EMTN, 0.50%, 4/26/2024	EUR	100,000	111,441
Series EMTN, 0.63%, 3/25/2030	EUR	100,000	106,166
Series EMTN, 1.00%, 2/2/2027	EUR	300,000	338,964
Series EMTN, 1.13%, 10/29/2021	EUR	100,000	113,912
Series EMTN, 1.38%, 10/26/2026	EUR	300,000	347,261
Series EMTN, 1.50%, 9/12/2022	EUR	100,000	114,862
Series EMTN, 1.50%, 5/24/2027	EUR	600,000	697,112
Series EMTN, 1.63%, 6/2/2025	EUR	150,000	175,638
Series EMTN, 2.00%, 7/28/2025	GBP	100,000	126,557
Security Description		Principal Amount	Value
Series EMTN, 2.00%, 4/27/2026	EUR	300,000	$ 359,657
Series EMTN, 2.25%, 5/2/2023	EUR	100,000	117,771
Series EMTN, 2.63%, 8/16/2022	EUR	250,000	293,364
4.63%, 11/2/2035 (a)	GBP	150,000	248,908
			37,364,005
TOTAL CORPORATE BONDS & NOTES (Cost $145,557,779)			142,131,669
	Shares
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (c) (d)	3,209	3,209
State Street Navigator Securities Lending Portfolio II (e) (f)	2,542,145	2,542,145
TOTAL SHORT-TERM INVESTMENTS (Cost $2,545,354)		2,545,354
TOTAL INVESTMENTS — 100.3% (Cost $148,103,133)		144,677,023
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(418,727)
NET ASSETS — 100.0%		$ 144,258,296
(a)	All or a portion of the shares of the security are on loan at June 30, 2020.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$142,131,669	$—	$142,131,669
Short-Term Investments	2,545,354	—	—	2,545,354
TOTAL INVESTMENTS	$2,545,354	$142,131,669	$—	$144,677,023
Sector Breakdown as of June 30, 2020

% of Total Investments
Financial	45.2%
Consumer, Non-cyclical	14.9
Communications	11.1
Consumer, Cyclical	7.0
Energy	6.1
Utilities	4.6
Technology	4.1
Industrial	3.6
Basic Materials	0.9
Diversified	0.4
Update Category Library	0.2
Unknown B1	0.1
Short-Term Investments	1.8
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	45,509	$45,509	$ 589,830	$ 632,130	$—	$—	3,209	$ 3,209	$ 161
State Street Navigator Securities Lending Portfolio II	—	—	9,547,886	7,005,741	—	—	2,542,145	2,542,145	4,178
Total		$45,509	$10,137,716	$7,637,871	$—	$—		$2,545,354	$4,339
See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.1%
AUSTRALIA — 4.6%
Australia Government Bond:
Series 159, 0.25%, 11/21/2024	AUD	300,000	$ 205,517
Series 160, 1.00%, 12/21/2030	AUD	170,000	117,919
Series 158, 1.25%, 5/21/2032	AUD	800,000	567,183
Series 157, 1.50%, 6/21/2031	AUD	1,852,000	1,348,939
Series 151, 2.00%, 12/21/2021	AUD	1,340,000	946,274
Series 153, 2.25%, 11/21/2022	AUD	1,675,000	1,208,005
Series 149, 2.25%, 5/21/2028	AUD	2,730,000	2,100,108
Series 155, 2.50%, 5/21/2030	AUD	2,730,000	2,168,481
Series 137, 2.75%, 4/21/2024	AUD	2,910,000	2,187,977
Series 148, 2.75%, 11/21/2027	AUD	1,350,000	1,069,334
Series 148, 2.75%, 11/21/2027	AUD	1,490,000	1,180,228
Series 152, 2.75%, 11/21/2028	AUD	2,595,000	2,074,452
Series 154, 2.75%, 11/21/2029	AUD	2,615,000	2,110,125
Series 145, 2.75%, 6/21/2035	AUD	624,000	520,417
Series 156, 2.75%, 5/21/2041	AUD	525,000	434,087
Series 150, 3.00%, 3/21/2047	AUD	1,105,000	968,177
Series 139, 3.25%, 4/21/2025	AUD	2,332,000	1,823,655
Series 138, 3.25%, 4/21/2029	AUD	2,995,000	2,490,680
Series 147, 3.25%, 6/21/2039	AUD	925,000	818,738
3.75%, 4/21/2037	AUD	1,056,000	986,461
Series 142, 4.25%, 4/21/2026	AUD	2,765,000	2,312,886
Series 140, 4.50%, 4/21/2033	AUD	1,160,000	1,133,287
Series 136, 4.75%, 4/21/2027	AUD	2,515,000	2,211,747
Series 133, 5.50%, 4/21/2023	AUD	2,505,000	1,977,221
Series 128, 5.75%, 7/15/2022	AUD	2,005,000	1,534,377
			34,496,275
Security Description		Principal Amount	Value
AUSTRIA — 3.2%
Austria Government Bond:
0.01%, 9/20/2022 (a)	EUR	590,000	$ 671,579
0.01%, 7/15/2023 (a)	EUR	815,000	931,540
0.01%, 7/15/2024 (a)	EUR	350,000	401,924
0.50%, 4/20/2027 (a)	EUR	740,000	883,324
0.50%, 2/20/2029 (a)	EUR	950,000	1,140,333
0.75%, 10/20/2026 (a)	EUR	1,080,000	1,306,020
0.75%, 2/20/2028 (a)	EUR	805,000	981,109
1.20%, 10/20/2025 (a)	EUR	810,000	993,492
1.50%, 2/20/2047 (a)	EUR	635,000	938,169
1.50%, 11/2/2086 (a)	EUR	160,000	275,060
Series 1, 1.65%, 10/21/2024 (a)	EUR	850,000	1,047,050
1.75%, 10/20/2023 (a)	EUR	1,050,000	1,271,690
2.10%, 9/20/2117 (a)	EUR	480,000	1,058,148
2.40%, 5/23/2034 (a)	EUR	685,000	1,028,631
3.15%, 6/20/2044 (a)	EUR	586,000	1,112,715
3.40%, 11/22/2022 (a)	EUR	802,000	987,636
3.50%, 9/15/2021 (a)	EUR	1,220,000	1,437,385
3.65%, 4/20/2022 (a)	EUR	704,000	851,657
3.80%, 1/26/2062 (a)	EUR	317,000	817,883
4.15%, 3/15/2037 (a)	EUR	1,185,000	2,236,034
4.85%, 3/15/2026 (a)	EUR	780,000	1,147,167
6.25%, 7/15/2027	EUR	825,000	1,365,716
Republic of Austria Government Bond:
0.01%, 4/20/2023 (a)	EUR	500,000	570,774
0.01%, 2/20/2030 (a)	EUR	150,000	172,122
0.75%, 3/20/2051 (a)	EUR	250,000	315,104
0.85%, 6/30/2120 (a)	EUR	150,000	186,811
			24,129,073
BELGIUM — 4.5%
Belgium Government Bond:
Series 79, 0.20%, 10/22/2023 (a)	EUR	655,000	754,677
Series 82, 0.50%, 10/22/2024 (a)	EUR	870,000	1,020,346
Series 74, 0.80%, 6/22/2025 (a)	EUR	1,101,000	1,316,477
Series 81, 0.80%, 6/22/2027 (a)	EUR	1,000,000	1,212,777
Series 85, 0.80%, 6/22/2028 (a)	EUR	1,202,000	1,467,527
Series 87, 0.90%, 6/22/2029 (a)	EUR	1,150,000	1,421,144
Series 77, 1.00%, 6/22/2026 (a)	EUR	1,090,000	1,328,112
Series 75, 1.00%, 6/22/2031 (a)	EUR	1,180,000	1,481,121
Series 86, 1.25%, 4/22/2033	EUR	580,000	754,405
Series 84, 1.45%, 6/22/2037 (a)	EUR	395,000	531,175
Series 78, 1.60%, 6/22/2047 (a)	EUR	735,000	1,038,414

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series 88, 1.70%, 6/22/2050 (a)	EUR	550,000	$ 803,144
Series 76, 1.90%, 6/22/2038 (a)	EUR	660,000	948,573
Series 80, 2.15%, 6/22/2066 (a)	EUR	490,000	864,237
Series 68, 2.25%, 6/22/2023	EUR	910,000	1,109,259
Series 83, 2.25%, 6/22/2057 (a)	EUR	396,000	677,269
Series 72, 2.60%, 6/22/2024 (a)	EUR	1,126,000	1,424,392
Series 73, 3.00%, 6/22/2034 (a)	EUR	631,000	994,833
Series 71, 3.75%, 6/22/2045	EUR	695,000	1,373,700
Series 48, 4.00%, 3/28/2022	EUR	955,000	1,159,500
Series 66, 4.00%, 3/28/2032	EUR	647,000	1,070,833
Series 61, 4.25%, 9/28/2021 (a)	EUR	1,135,000	1,351,738
Series 65, 4.25%, 9/28/2022 (a)	EUR	1,140,000	1,421,352
Series 60, 4.25%, 3/28/2041 (a)	EUR	1,180,000	2,334,811
Series 64, 4.50%, 3/28/2026 (a)	EUR	761,000	1,099,081
Series 44, 5.00%, 3/28/2035 (a)	EUR	1,402,000	2,689,875
Series 31, 5.50%, 3/28/2028	EUR	1,508,000	2,462,424
Kingdom of Belgium Government Bond Series 90, 0.40%, 6/22/2040 (a)	EUR	200,000	224,661
			34,335,857
CANADA — 4.5%
Canadian Government Bond:
0.50%, 3/1/2022	CAD	2,170,000	1,599,825
0.50%, 9/1/2025	CAD	1,160,000	857,608
0.75%, 9/1/2021	CAD	1,735,000	1,281,696
1.00%, 9/1/2022	CAD	2,230,000	1,662,742
1.00%, 6/1/2027	CAD	1,074,000	820,159
1.25%, 11/1/2021	CAD	1,240,000	922,762
1.25%, 3/1/2025	CAD	1,470,000	1,123,946
1.25%, 6/1/2030	CAD	1,149,000	902,032
1.50%, 8/1/2021	CAD	1,230,000	915,609
1.50%, 2/1/2022	CAD	1,510,000	1,130,560
1.50%, 6/1/2023	CAD	1,425,000	1,082,309
1.50%, 9/1/2024	CAD	1,880,000	1,446,441
1.50%, 6/1/2026	CAD	1,350,000	1,056,330
1.75%, 3/1/2023	CAD	2,362,000	1,800,843
2.00%, 9/1/2023	CAD	1,225,000	946,965
2.00%, 6/1/2028	CAD	1,350,000	1,110,043
2.00%, 12/1/2051	CAD	1,080,000	1,008,769
Security Description		Principal Amount	Value
2.25%, 3/1/2024	CAD	1,200,000	$ 942,643
2.25%, 6/1/2025	CAD	810,000	649,267
2.25%, 6/1/2029	CAD	1,230,000	1,041,861
2.50%, 6/1/2024	CAD	1,380,000	1,098,468
2.75%, 6/1/2022	CAD	1,520,000	1,168,905
2.75%, 12/1/2048	CAD	1,270,000	1,338,852
2.75%, 12/1/2064	CAD	475,000	568,288
3.50%, 12/1/2045	CAD	1,325,000	1,523,516
4.00%, 6/1/2041	CAD	1,133,000	1,314,713
5.00%, 6/1/2037	CAD	1,020,000	1,240,603
Series WL43, 5.75%, 6/1/2029	CAD	1,070,000	1,145,356
5.75%, 6/1/2033	CAD	955,000	1,138,469
Series A55, 8.00%, 6/1/2023	CAD	240,000	215,440
Series VW17, 8.00%, 6/1/2027	CAD	350,000	389,345
Series A-76, 9.00%, 6/1/2025	CAD	230,000	239,676
			33,684,041
CHILE — 0.3%
Bonos de la Tesoreria de la Republica en pesos:
4.00%, 3/1/2023 (a)	CLP	210,000,000	280,740
4.50%, 3/1/2026	CLP	300,000,000	427,825
4.70%, 9/1/2030 (a)	CLP	245,000,000	359,337
5.00%, 3/1/2035	CLP	340,000,000	514,842
5.10%, 7/15/2050	CLP	85,000,000	142,209
Series 30YR, 6.00%, 1/1/2043	CLP	260,000,000	467,594
			2,192,547
CHINA — 3.6%
China Government Bond:
Series 1814, 3.24%, 7/5/2021	CNY	450,000	64,399
Series 1827, 3.25%, 11/22/2028	CNY	43,000,000	6,219,898
Series 1823, 3.29%, 10/18/2023	CNY	103,500,000	15,019,100
Series 1824, 4.08%, 10/22/2048	CNY	39,500,000	6,002,390
			27,305,787
CYPRUS — 0.2%
Cyprus Government International Bond:
Series EMTN, 1.25%, 1/21/2040	EUR	100,000	109,239
Series EMTN, 2.38%, 9/25/2028	EUR	200,000	251,875
Series EMTN, 2.75%, 6/27/2024	EUR	50,000	61,526
Series EMTN, 2.75%, 2/26/2034	EUR	100,000	132,227
Series EMTN, 2.75%, 5/3/2049	EUR	100,000	138,582

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3.75%, 7/26/2023	EUR	110,000	$ 136,934
Series EMTN, 3.88%, 5/6/2022	EUR	130,000	156,137
Series EMTN, 4.25%, 11/4/2025	EUR	100,000	134,209
Series EMTN, 4.25%, 11/4/2025	EUR	70,000	93,947
			1,214,676
CZECH REPUBLIC — 0.7%
Czech Republic Government Bond:
Series 100, 0.25%, 2/10/2027	CZK	9,360,000	383,564
Series 97, 0.45%, 10/25/2023	CZK	8,450,000	357,221
Series 94, 0.95%, 5/15/2030	CZK	8,580,000	366,005
Series 95, 1.00%, 6/26/2026	CZK	9,920,000	427,323
Series 121, 1.20%, 3/13/2031	CZK	5,000,000	217,093
Series 120, 1.25%, 2/14/2025	CZK	8,500,000	369,374
Series 103, 2.00%, 10/13/2033	CZK	9,000,000	429,678
Series 89, 2.40%, 9/17/2025	CZK	9,440,000	435,005
Series 78, 2.50%, 8/25/2028	CZK	9,350,000	449,462
Series 105, 2.75%, 7/23/2029	CZK	8,370,000	415,323
Series 61, 3.85%, 9/29/2021	CZK	7,940,000	350,118
Series 49, 4.20%, 12/4/2036	CZK	4,030,000	248,403
Series 52, 4.70%, 9/12/2022	CZK	8,460,000	392,521
Series 53, 4.85%, 11/26/2057	CZK	1,750,000	126,522
Series 58, 5.70%, 5/25/2024	CZK	7,290,000	371,088
			5,338,700
DENMARK — 1.1%
Denmark Government Bond:
Series 3Y, 0.25%, 11/15/2022 (a)	DKK	1,690,000	259,586
Series 10Y, 0.50%, 11/15/2027	DKK	6,768,000	1,090,183
Series 10YR, 0.50%, 11/15/2029 (a)	DKK	4,473,000	726,983
1.50%, 11/15/2023	DKK	4,735,000	763,628
1.75%, 11/15/2025	DKK	5,405,000	915,628
3.00%, 11/15/2021	DKK	5,465,000	863,733
4.50%, 11/15/2039	DKK	12,555,000	3,571,164
Security Description		Principal Amount	Value
7.00%, 11/10/2024	DKK	670,000	$ 134,642
			8,325,547
ESTONIA — 0.0% (b)
Estonia Government International Bond 0.13%, 6/10/2030	EUR	100,000	112,426
FINLAND — 1.3%
Finland Government Bond:
Series 5Y, 0.01%, 4/15/2022 (a)	EUR	35,000	39,737
0.01%, 9/15/2023 (a)	EUR	595,000	681,373
0.01%, 9/15/2024 (a)	EUR	355,000	408,481
0.13%, 4/15/2036 (a)	EUR	250,000	283,823
0.50%, 4/15/2026 (a)	EUR	531,000	630,510
0.50%, 9/15/2027 (a)	EUR	590,000	706,082
0.50%, 9/15/2028 (a)	EUR	378,000	453,887
0.50%, 9/15/2029 (a)	EUR	450,000	541,029
0.75%, 4/15/2031 (a)	EUR	410,000	507,176
0.88%, 9/15/2025 (a)	EUR	393,000	474,005
1.13%, 4/15/2034 (a)	EUR	415,000	539,737
Series 30Y, 1.38%, 4/15/2047 (a)	EUR	289,000	425,653
1.50%, 4/15/2023 (a)	EUR	430,000	511,628
1.63%, 9/15/2022 (a)	EUR	440,000	518,911
2.00%, 4/15/2024 (a)	EUR	397,000	490,510
2.63%, 7/4/2042 (a)	EUR	391,000	679,218
2.75%, 7/4/2028 (a)	EUR	465,000	653,353
4.00%, 7/4/2025 (a)	EUR	662,000	916,264
			9,461,377
FRANCE — 5.1%
France Government Bond OAT:
0.01%, 2/25/2022	EUR	525,000	595,620
0.01%, 5/25/2022	EUR	427,000	485,180
0.01%, 3/25/2023	EUR	856,000	977,768
0.01%, 3/25/2024	EUR	800,000	918,160
0.01%, 3/25/2025	EUR	755,000	869,356
0.25%, 11/25/2026	EUR	747,000	875,253
0.50%, 5/25/2025	EUR	870,000	1,027,258
0.50%, 5/25/2026	EUR	768,000	912,186
0.50%, 5/25/2029	EUR	633,000	758,072
0.75%, 5/25/2028	EUR	758,000	923,593
0.75%, 11/25/2028	EUR	821,000	1,002,354
1.00%, 11/25/2025	EUR	720,000	874,882
1.00%, 5/25/2027	EUR	670,000	824,795
1.25%, 5/25/2034	EUR	735,000	959,579
1.25%, 5/25/2036 (a)	EUR	760,000	997,331
1.50%, 5/25/2031	EUR	895,000	1,182,598
1.50%, 5/25/2050 (a)	EUR	480,000	677,556
1.75%, 5/25/2023	EUR	905,000	1,086,399
1.75%, 11/25/2024	EUR	800,000	990,978
1.75%, 6/25/2039 (a)	EUR	550,000	786,133
1.75%, 5/25/2066 (a)	EUR	285,000	456,040
2.00%, 5/25/2048 (a)	EUR	535,000	831,428

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
2.25%, 10/25/2022	EUR	740,000	$ 886,631
2.25%, 5/25/2024	EUR	740,000	923,968
2.50%, 5/25/2030	EUR	895,000	1,274,075
2.75%, 10/25/2027	EUR	910,000	1,258,978
3.00%, 4/25/2022	EUR	890,000	1,065,577
3.25%, 10/25/2021	EUR	735,000	867,468
3.25%, 5/25/2045	EUR	485,000	900,806
3.50%, 4/25/2026	EUR	810,000	1,122,928
4.00%, 10/25/2038	EUR	570,000	1,071,943
4.00%, 4/25/2055	EUR	304,000	704,922
4.00%, 4/25/2060	EUR	325,000	794,525
4.25%, 10/25/2023	EUR	850,000	1,110,317
4.50%, 4/25/2041	EUR	860,000	1,773,737
4.75%, 4/25/2035	EUR	615,000	1,165,453
5.50%, 4/25/2029	EUR	750,000	1,275,977
5.75%, 10/25/2032	EUR	636,000	1,226,673
6.00%, 10/25/2025	EUR	700,000	1,062,463
8.50%, 4/25/2023	EUR	110,000	155,519
French Republic Government Bond OAT:
0.01%, 11/25/2029	EUR	550,000	628,938
0.75%, 5/25/2052 (a)	EUR	100,000	117,000
			38,400,417
GERMANY — 4.5%
Bundesobligation Series 181, 0.01%, 4/11/2025	EUR	300,000	348,493
Bundesrepublik Deutschland:
0.01%, 9/10/2021	EUR	250,000	282,962
0.01%, 12/10/2021	EUR	400,000	453,747
0.01%, 8/15/2026	EUR	687,000	804,633
0.01%, 8/15/2029	EUR	600,000	707,370
0.01%, 8/15/2030	EUR	150,000	176,545
0.01%, 8/15/2050	EUR	350,000	394,207
0.25%, 2/15/2027	EUR	800,000	954,518
0.25%, 8/15/2028 (c)	EUR	630,000	757,331
0.50%, 8/15/2027	EUR	820,000	997,892
0.50%, 2/15/2028	EUR	595,000	726,746
1.25%, 8/15/2048	EUR	514,000	786,258
Series 98, 4.75%, 7/4/2028	EUR	419,000	676,409
Series 08, 4.75%, 7/4/2040	EUR	100,000	225,879
Series 94, 6.25%, 1/4/2024	EUR	265,000	371,292
Bundesrepublik Deutschland Bundesanleihe 0.01%, 2/15/2030	EUR	650,000	765,855
Federal Republic of Germany:
Series 174, 0.01%, 10/8/2021	EUR	450,000	509,595
Series 175, 0.01%, 4/8/2022	EUR	545,000	619,615
Security Description		Principal Amount	Value
Series 176, 0.01%, 10/7/2022	EUR	510,000	$ 582,057
Series 177, 0.01%, 4/14/2023	EUR	465,000	532,892
Series 178, 0.01%, 10/13/2023	EUR	405,000	465,854
Series 179, 0.01%, 4/5/2024	EUR	550,000	634,673
Series 180, 0.01%, 10/18/2024	EUR	300,000	347,384
0.25%, 2/15/2029	EUR	600,000	722,529
0.50%, 2/15/2025	EUR	698,000	828,958
0.50%, 2/15/2026	EUR	785,000	942,275
1.00%, 8/15/2024	EUR	565,000	680,323
1.00%, 8/15/2025	EUR	618,000	756,072
1.50%, 9/4/2022	EUR	520,000	612,467
1.50%, 2/15/2023	EUR	560,000	666,186
1.50%, 5/15/2023	EUR	695,000	831,054
1.50%, 5/15/2024	EUR	574,000	701,110
1.75%, 7/4/2022	EUR	650,000	766,105
1.75%, 2/15/2024	EUR	550,000	674,067
2.00%, 1/4/2022	EUR	650,000	760,197
2.00%, 8/15/2023	EUR	550,000	671,045
2.25%, 9/4/2021	EUR	350,000	406,547
2.50%, 7/4/2044	EUR	682,000	1,252,746
2.50%, 8/15/2046	EUR	717,000	1,350,101
3.25%, 7/4/2021	EUR	430,000	501,851
3.25%, 7/4/2042	EUR	450,000	890,662
Series 05, 4.00%, 1/4/2037	EUR	642,000	1,241,157
Series 2007, 4.25%, 7/4/2039	EUR	450,000	942,917
Series 03, 4.75%, 7/4/2034	EUR	655,000	1,276,928
Series 08, 4.75%, 7/4/2040	EUR	425,000	959,986
Series 00, 5.50%, 1/4/2031	EUR	490,000	903,692
Series 98, 5.63%, 1/4/2028	EUR	425,000	705,485
Series 00, 6.25%, 1/4/2030	EUR	239,000	445,929
Series 97, 6.50%, 7/4/2027	EUR	350,000	594,026
			34,206,622
HONG KONG — 0.1%
Hong Kong Government Bond Programme:
1.10%, 1/17/2023	HKD	1,400,000	184,342
1.16%, 5/18/2022	HKD	750,000	98,308
1.25%, 6/29/2027	HKD	450,000	61,465
1.68%, 1/21/2026	HKD	300,000	41,502
1.89%, 3/2/2032	HKD	200,000	29,178
1.97%, 1/17/2029	HKD	400,000	57,796
2.02%, 3/7/2034	HKD	300,000	45,034
2.22%, 8/7/2024	HKD	750,000	104,388

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
2.46%, 8/4/2021	HKD	1,150,000	$ 151,917
			773,930
HUNGARY — 0.5%
Hungary Government Bond:
Series 22/C, 1.50%, 8/24/2022	HUF	34,000,000	109,382
Series 22/B, 1.75%, 10/26/2022	HUF	101,020,000	327,061
Series 21/B, 2.50%, 10/27/2021	HUF	61,950,000	201,784
Series 24/C, 2.50%, 10/24/2024	HUF	26,000,000	86,922
Series 26/D, 2.75%, 12/22/2026	HUF	84,930,000	289,181
Series 24/B, 3.00%, 6/26/2024	HUF	118,130,000	401,844
Series 27/A, 3.00%, 10/27/2027	HUF	156,260,000	539,325
Series 30/A, 3.00%, 8/21/2030	HUF	40,000,000	136,499
Series 38/A, 3.00%, 10/27/2038	HUF	6,500,000	21,135
Series 31/A, 3.25%, 10/22/2031	HUF	27,000,000	94,308
Series 25/B, 5.50%, 6/24/2025	HUF	88,720,000	338,250
Series 23/A, 6.00%, 11/24/2023	HUF	99,460,000	367,393
Series 28/A, 6.75%, 10/22/2028	HUF	92,270,000	402,539
Series 22/A, 7.00%, 6/24/2022	HUF	54,000,000	192,556
			3,508,179
INDONESIA — 2.1%
Indonesia Treasury Bond:
Series FR63, 5.63%, 5/15/2023	IDR	27,835,000,000	1,921,852
Series FR64, 6.13%, 5/15/2028	IDR	61,260,000,000	4,014,385
Series FR65, 6.63%, 5/15/2033	IDR	60,700,000,000	3,876,982
Series FR59, 7.00%, 5/15/2027	IDR	24,050,000,000	1,683,584
Series FR75, 7.50%, 5/15/2038	IDR	28,200,000,000	1,932,445
Series FR70, 8.38%, 3/15/2024	IDR	32,920,000,000	2,445,091
			15,874,339
IRELAND — 1.7%
Ireland Government Bond:
0.01%, 10/18/2022	EUR	425,000	483,059
0.20%, 10/18/2030	EUR	200,000	229,248
0.40%, 5/15/2035	EUR	400,000	459,458
0.80%, 3/15/2022	EUR	595,000	683,444
0.90%, 5/15/2028	EUR	699,000	852,015
Security Description		Principal Amount	Value
1.00%, 5/15/2026	EUR	1,100,000	$ 1,331,362
1.10%, 5/15/2029	EUR	900,000	1,118,428
1.30%, 5/15/2033	EUR	380,000	490,936
1.35%, 3/18/2031	EUR	439,000	563,532
1.50%, 5/15/2050	EUR	400,000	553,345
1.70%, 5/15/2037	EUR	485,000	667,901
2.00%, 2/18/2045	EUR	665,000	1,008,520
2.40%, 5/15/2030	EUR	750,000	1,045,793
3.40%, 3/18/2024	EUR	620,000	796,639
3.90%, 3/20/2023	EUR	615,000	774,178
5.40%, 3/13/2025	EUR	1,025,000	1,468,525
			12,526,383
ISRAEL — 0.8%
Israel Government Bond:
Series 0722, 0.75%, 7/31/2022	ILS	1,120,000	326,457
Series 1122, 1.25%, 11/30/2022	ILS	930,000	275,950
Series 1123, 1.50%, 11/30/2023	ILS	1,490,000	449,488
Series 0825, 1.75%, 8/31/2025	ILS	1,704,000	528,331
Series 0327, 2.00%, 3/31/2027	ILS	1,490,000	475,403
Series 0928, 2.25%, 9/28/2028	ILS	1,450,000	476,792
Series 0324, 3.75%, 3/31/2024	ILS	1,517,000	495,935
Series 0347, 3.75%, 3/31/2047	ILS	1,335,000	569,456
Series 0323, 4.25%, 3/31/2023	ILS	1,469,000	471,941
Series 0122, 5.50%, 1/31/2022	ILS	1,577,500	494,860
Series 0142, 5.50%, 1/31/2042	ILS	1,755,000	903,042
Series 1026, 6.25%, 10/30/2026	ILS	1,470,000	580,138
Israel Government Bond - Fixed Series 0330, 1.00%, 3/31/2030	ILS	325,000	97,160
			6,144,953
ITALY — 4.6%
Italy Buoni Poliennali Del Tesoro:
0.35%, 11/1/2021	EUR	175,000	197,674
0.35%, 2/1/2025	EUR	225,000	249,904
0.65%, 10/15/2023	EUR	370,000	420,344
0.90%, 8/1/2022	EUR	370,000	422,448
0.95%, 3/1/2023	EUR	435,000	498,036
0.95%, 3/15/2023	EUR	365,000	417,944
1.00%, 7/15/2022	EUR	400,000	457,556
1.20%, 4/1/2022	EUR	585,000	669,800
1.25%, 12/1/2026	EUR	530,000	609,454
1.35%, 4/1/2030	EUR	500,000	568,343

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
1.45%, 11/15/2024	EUR	310,000	$ 361,622
1.45%, 5/15/2025	EUR	350,000	407,851
1.45%, 3/1/2036 (a)	EUR	200,000	217,838
1.60%, 6/1/2026	EUR	393,000	461,658
1.65%, 12/1/2030 (a)	EUR	200,000	231,823
1.75%, 7/1/2024	EUR	150,000	176,645
1.85%, 5/15/2024	EUR	355,000	419,863
2.00%, 2/1/2028	EUR	555,000	667,357
2.05%, 8/1/2027	EUR	290,000	349,488
2.20%, 6/1/2027	EUR	485,000	589,945
2.25%, 9/1/2036 (a)	EUR	295,000	356,775
2.30%, 10/15/2021	EUR	215,000	248,892
Series 5Y, 2.45%, 10/1/2023	EUR	385,000	462,158
2.45%, 9/1/2033 (a)	EUR	340,000	423,021
2.50%, 11/15/2025	EUR	300,000	368,077
2.80%, 12/1/2028	EUR	540,000	688,881
2.80%, 3/1/2067 (a)	EUR	295,000	368,527
2.95%, 9/1/2038 (a)	EUR	289,000	378,901
3.00%, 8/1/2029	EUR	470,000	611,011
3.10%, 3/1/2040 (a)	EUR	200,000	267,238
3.45%, 3/1/2048 (a)	EUR	357,000	506,295
3.75%, 8/1/2021 (a)	EUR	400,000	468,052
3.85%, 9/1/2049 (a)	EUR	280,000	424,836
7.25%, 11/1/2026	EUR	366,000	572,067
9.00%, 11/1/2023	EUR	250,000	361,233
Republic of Italy:
1.35%, 4/15/2022	EUR	550,000	631,609
1.45%, 9/15/2022	EUR	360,000	415,954
1.50%, 6/1/2025	EUR	354,000	413,737
1.65%, 3/1/2032 (a)	EUR	460,000	531,031
2.00%, 12/1/2025	EUR	407,000	487,855
2.15%, 12/15/2021	EUR	500,000	579,652
2.50%, 12/1/2024	EUR	420,000	510,774
2.70%, 3/1/2047 (a)	EUR	335,000	418,199
3.25%, 9/1/2046 (a)	EUR	360,000	492,406
3.50%, 3/1/2030 (a)	EUR	601,000	814,160
3.75%, 9/1/2024	EUR	430,000	546,222
4.00%, 2/1/2037 (a)	EUR	640,000	943,877
4.50%, 5/1/2023	EUR	430,000	540,849
4.50%, 3/1/2024	EUR	505,000	650,781
4.50%, 3/1/2026 (a)	EUR	494,000	668,728
4.75%, 9/1/2021	EUR	407,000	482,944
4.75%, 8/1/2023 (a)	EUR	530,000	676,545
4.75%, 9/1/2028 (a)	EUR	675,000	974,738
4.75%, 9/1/2044 (a)	EUR	315,000	529,858
5.00%, 3/1/2022	EUR	585,000	711,660
5.00%, 3/1/2025 (a)	EUR	550,000	741,590
5.00%, 8/1/2034 (a)	EUR	452,000	720,972
5.00%, 8/1/2039 (a)	EUR	510,000	855,486
5.00%, 9/1/2040 (a)	EUR	470,000	791,599
5.25%, 11/1/2029	EUR	557,000	848,952
5.50%, 9/1/2022	EUR	400,000	501,509
5.50%, 11/1/2022	EUR	650,000	820,286
5.75%, 2/1/2033	EUR	444,000	739,217
Security Description		Principal Amount	Value
6.00%, 5/1/2031	EUR	550,000	$ 904,236
6.50%, 11/1/2027	EUR	430,000	667,800
			34,514,783
JAPAN — 22.9%
Government of Japan 2 Year Bond Series 402, 0.10%, 7/1/2021	JPY	37,500,000	348,576
Government of Japan 5 Year Bond:
Series 129, 0.10%, 9/20/2021	JPY	161,500,000	1,501,770
Series 130, 0.10%, 12/20/2021	JPY	98,500,000	916,469
Series 131, 0.10%, 3/20/2022	JPY	164,800,000	1,533,861
Series 132, 0.10%, 6/20/2022	JPY	147,000,000	1,369,007
Series 133, 0.10%, 9/20/2022	JPY	146,150,000	1,361,998
Series 134, 0.10%, 12/20/2022	JPY	172,150,000	1,605,111
Series 135, 0.10%, 3/20/2023	JPY	169,300,000	1,579,370
Series 136, 0.10%, 6/20/2023	JPY	235,000,000	2,193,602
Series 137, 0.10%, 9/20/2023	JPY	188,200,000	1,757,394
Series 138, 0.10%, 12/20/2023	JPY	201,000,000	1,878,056
Series 139, 0.10%, 3/20/2024	JPY	275,000,000	2,570,448
Series 140, 0.10%, 6/20/2024	JPY	153,000,000	1,430,869
Series 141, 0.10%, 9/20/2024	JPY	112,000,000	1,047,756
Government of Japan 10 Year Bond:
Series 342, 0.10%, 3/20/2026	JPY	180,500,000	1,692,452
Series 343, 0.10%, 6/20/2026	JPY	190,000,000	1,782,268
Series 344, 0.10%, 9/20/2026	JPY	182,550,000	1,713,044
Series 345, 0.10%, 12/20/2026	JPY	162,250,000	1,523,001
Series 346, 0.10%, 3/20/2027	JPY	122,250,000	1,148,313
Series 347, 0.10%, 6/20/2027	JPY	107,000,000	1,005,008
Series 348, 0.10%, 9/20/2027	JPY	154,000,000	1,446,930
Series 349, 0.10%, 12/20/2027	JPY	220,200,000	2,068,943
Series 350, 0.10%, 3/20/2028	JPY	277,550,000	2,606,940
Series 351, 0.10%, 6/20/2028	JPY	197,500,000	1,854,378

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series 352, 0.10%, 9/20/2028	JPY	136,150,000	$ 1,277,704
Series 353, 0.10%, 12/20/2028	JPY	165,000,000	1,547,178
Series 354, 0.10%, 3/20/2029	JPY	150,000,000	1,405,288
Series 355, 0.10%, 6/20/2029	JPY	210,000,000	1,965,885
Series 356, 0.10%, 9/20/2029	JPY	155,000,000	1,449,401
Series 337, 0.30%, 12/20/2024	JPY	116,750,000	1,102,213
Series 341, 0.30%, 12/20/2025	JPY	174,150,000	1,649,845
Series 338, 0.40%, 3/20/2025	JPY	194,450,000	1,844,846
Series 339, 0.40%, 6/20/2025	JPY	217,500,000	2,065,771
Series 340, 0.40%, 9/20/2025	JPY	347,150,000	3,302,824
Series 335, 0.50%, 9/20/2024	JPY	219,250,000	2,086,010
Series 336, 0.50%, 12/20/2024	JPY	98,700,000	940,022
Series 328, 0.60%, 3/20/2023	JPY	191,000,000	1,805,883
Series 331, 0.60%, 9/20/2023	JPY	77,000,000	730,531
Series 332, 0.60%, 12/20/2023	JPY	245,000,000	2,328,482
Series 333, 0.60%, 3/20/2024	JPY	238,250,000	2,268,084
Series 334, 0.60%, 6/20/2024	JPY	252,950,000	2,412,151
Series 326, 0.70%, 12/20/2022	JPY	46,500,000	439,967
Series 324, 0.80%, 6/20/2022	JPY	89,950,000	849,158
Series 325, 0.80%, 9/20/2022	JPY	175,000,000	1,656,064
Series 327, 0.80%, 12/20/2022	JPY	120,600,000	1,143,780
Series 329, 0.80%, 6/20/2023	JPY	230,000,000	2,190,975
Series 330, 0.80%, 9/20/2023	JPY	195,750,000	1,869,010
Series 322, 0.90%, 3/20/2022	JPY	85,000,000	801,987
Series 323, 0.90%, 6/20/2022	JPY	95,500,000	903,269
Series 318, 1.00%, 9/20/2021	JPY	109,000,000	1,024,692
Series 320, 1.00%, 12/20/2021	JPY	120,650,000	1,137,309
Series 321, 1.00%, 3/20/2022	JPY	170,000,000	1,606,652
Security Description		Principal Amount	Value
Series 317, 1.10%, 9/20/2021	JPY	70,000,000	$ 658,857
Series 319, 1.10%, 12/20/2021	JPY	100,000,000	944,014
Government of Japan 20 Year Bond:
Series 157, 0.20%, 6/20/2036	JPY	124,650,000	1,138,135
Series 156, 0.40%, 3/20/2036	JPY	93,900,000	885,020
Series 168, 0.40%, 3/20/2039	JPY	80,000,000	742,947
Series 158, 0.50%, 9/20/2036	JPY	71,300,000	680,907
Series 164, 0.50%, 3/20/2038	JPY	95,000,000	901,692
Series 165, 0.50%, 6/20/2038	JPY	70,000,000	663,607
Series 167, 0.50%, 12/20/2038	JPY	65,000,000	614,863
Series 159, 0.60%, 12/20/2036	JPY	90,050,000	872,329
Series 161, 0.60%, 6/20/2037	JPY	97,150,000	940,010
Series 162, 0.60%, 9/20/2037	JPY	80,000,000	773,394
Series 163, 0.60%, 12/20/2037	JPY	66,000,000	637,671
Series 160, 0.70%, 3/20/2037	JPY	71,450,000	702,427
Series 166, 0.70%, 9/20/2038	JPY	65,000,000	636,860
Series 62, 0.80%, 6/20/2023	JPY	60,000,000	571,559
Series 61, 1.00%, 3/20/2023	JPY	47,500,000	453,919
Series 155, 1.00%, 12/20/2035	JPY	117,500,000	1,207,706
Series 151, 1.20%, 12/20/2034	JPY	130,000,000	1,369,600
Series 152, 1.20%, 3/20/2035	JPY	95,000,000	1,001,135
Series 154, 1.20%, 9/20/2035	JPY	104,950,000	1,107,303
Series 153, 1.30%, 6/20/2035	JPY	110,000,000	1,174,727
Series 60, 1.40%, 12/20/2022	JPY	50,000,000	481,119
Series 150, 1.40%, 9/20/2034	JPY	170,000,000	1,832,363
1.50%, 3/20/2033	JPY	24,300,000	263,015
Series 148, 1.50%, 3/20/2034	JPY	110,000,000	1,197,015
Series 149, 1.50%, 6/20/2034	JPY	100,000,000	1,089,160
Series 136, 1.60%, 3/20/2032	JPY	92,150,000	1,000,654

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series 143, 1.60%, 3/20/2033	JPY	60,000,000	$ 656,354
Series 147, 1.60%, 12/20/2033	JPY	120,000,000	1,318,771
Series 140, 1.70%, 9/20/2032	JPY	100,000,000	1,100,885
Series 141, 1.70%, 12/20/2032	JPY	130,000,000	1,433,585
Series 145, 1.70%, 6/20/2033	JPY	156,150,000	1,729,424
Series 146, 1.70%, 9/20/2033	JPY	175,000,000	1,941,440
Series 122, 1.80%, 9/20/2030	JPY	25,050,000	273,420
Series 130, 1.80%, 9/20/2031	JPY	110,000,000	1,212,717
Series 133, 1.80%, 12/20/2031	JPY	100,000,000	1,104,945
Series 142, 1.80%, 12/20/2032	JPY	130,000,000	1,448,334
Series 58, 1.90%, 9/20/2022	JPY	37,000,000	358,545
Series 65, 1.90%, 12/20/2023	JPY	55,000,000	545,697
Series 108, 1.90%, 12/20/2028	JPY	48,200,000	519,935
Series 109, 1.90%, 3/20/2029	JPY	54,300,000	587,523
Series 121, 1.90%, 9/20/2030	JPY	48,600,000	534,882
Series 127, 1.90%, 3/20/2031	JPY	25,000,000	276,651
Series 73, 2.00%, 12/20/2024	JPY	35,000,000	355,165
Series 77, 2.00%, 3/20/2025	JPY	30,000,000	305,673
Series 93, 2.00%, 3/20/2027	JPY	30,000,000	317,357
Series 124, 2.00%, 12/20/2030	JPY	30,000,000	333,986
Series 52, 2.10%, 9/21/2021	JPY	40,000,000	381,039
Series 72, 2.10%, 9/20/2024	JPY	70,000,000	709,882
Series 82, 2.10%, 9/20/2025	JPY	45,000,000	465,120
Series 92, 2.10%, 12/20/2026	JPY	55,000,000	582,556
Series 94, 2.10%, 3/20/2027	JPY	50,000,000	532,099
Series 96, 2.10%, 6/20/2027	JPY	13,000,000	138,971
Series 99, 2.10%, 12/20/2027	JPY	90,000,000	970,417
Series 105, 2.10%, 9/20/2028	JPY	54,000,000	589,102
Security Description		Principal Amount	Value
Series 107, 2.10%, 12/20/2028	JPY	50,000,000	$ 547,217
Series 113, 2.10%, 9/20/2029	JPY	96,250,000	1,064,482
Series 117, 2.10%, 3/20/2030	JPY	59,650,000	663,960
Series 90, 2.20%, 9/20/2026	JPY	40,000,000	423,866
Series 97, 2.20%, 9/20/2027	JPY	39,700,000	428,934
Series 100, 2.20%, 3/20/2028	JPY	83,000,000	904,380
Series 106, 2.20%, 9/20/2028	JPY	50,000,000	549,289
Series 115, 2.20%, 12/20/2029	JPY	25,000,000	279,469
Series 125, 2.20%, 3/20/2031	JPY	48,650,000	552,680
Series 95, 2.30%, 6/20/2027	JPY	50,000,000	541,002
Series 102, 2.40%, 6/20/2028	JPY	58,600,000	649,823
Government of Japan 30 Year Bond:
Series 51, 0.30%, 6/20/2046	JPY	60,000,000	524,909
Series 64, 0.40%, 9/20/2049	JPY	60,000,000	528,752
Series 52, 0.50%, 9/20/2046	JPY	62,500,000	574,524
Series 62, 0.50%, 3/20/2049	JPY	40,000,000	363,190
Series 53, 0.60%, 12/20/2046	JPY	14,650,000	137,807
Series 59, 0.70%, 6/20/2048	JPY	57,000,000	546,880
Series 61, 0.70%, 12/20/2048	JPY	55,000,000	526,157
Series 50, 0.80%, 3/20/2046	JPY	59,650,000	589,218
Series 54, 0.80%, 3/20/2047	JPY	48,150,000	474,172
Series 55, 0.80%, 6/20/2047	JPY	44,650,000	439,605
Series 56, 0.80%, 9/20/2047	JPY	48,750,000	480,315
Series 57, 0.80%, 12/20/2047	JPY	68,250,000	672,119
Series 58, 0.80%, 3/20/2048	JPY	77,150,000	759,014
Series 60, 0.90%, 9/20/2048	JPY	51,650,000	519,425
Series 48, 1.40%, 9/20/2045	JPY	59,000,000	660,799
Series 49, 1.40%, 12/20/2045	JPY	59,650,000	668,184

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series 45, 1.50%, 12/20/2044	JPY	50,000,000	$ 569,458
Series 46, 1.50%, 3/20/2045	JPY	69,650,000	793,533
Series 47, 1.60%, 6/20/2045	JPY	55,000,000	639,236
Series 11, 1.70%, 6/20/2033	JPY	42,150,000	466,828
Series 41, 1.70%, 12/20/2043	JPY	38,000,000	446,916
Series 42, 1.70%, 3/20/2044	JPY	49,650,000	584,479
Series 43, 1.70%, 6/20/2044	JPY	50,000,000	589,164
Series 44, 1.70%, 9/20/2044	JPY	47,000,000	554,329
Series 38, 1.80%, 3/20/2043	JPY	50,000,000	595,954
Series 40, 1.80%, 9/20/2043	JPY	45,000,000	537,860
Series 37, 1.90%, 9/20/2042	JPY	85,000,000	1,026,721
Series 39, 1.90%, 6/20/2043	JPY	41,450,000	502,994
Series 13, 2.00%, 12/20/2033	JPY	20,000,000	229,628
Series 33, 2.00%, 9/20/2040	JPY	81,200,000	981,219
Series 35, 2.00%, 9/20/2041	JPY	82,500,000	1,005,577
Series 36, 2.00%, 3/20/2042	JPY	85,000,000	1,039,524
Series 34, 2.20%, 3/20/2041	JPY	65,550,000	819,623
Series 21, 2.30%, 12/20/2035	JPY	30,000,000	362,914
Series 25, 2.30%, 12/20/2036	JPY	18,400,000	224,786
Series 30, 2.30%, 3/20/2039	JPY	55,900,000	695,852
Series 32, 2.30%, 3/20/2040	JPY	63,650,000	799,641
Series 26, 2.40%, 3/20/2037	JPY	40,000,000	495,717
Series 29, 2.40%, 9/20/2038	JPY	50,000,000	628,109
Series 16, 2.50%, 9/20/2034	JPY	20,000,000	244,028
Series 20, 2.50%, 9/20/2035	JPY	30,000,000	370,183
Series 22, 2.50%, 3/20/2036	JPY	40,000,000	496,380
Series 24, 2.50%, 9/20/2036	JPY	30,000,000	374,312
Series 27, 2.50%, 9/20/2037	JPY	47,950,000	604,450
Security Description		Principal Amount	Value
Government of Japan 40 Year Bond:
Series 9, 0.40%, 3/20/2056	JPY	82,250,000	$ 710,010
Series 12, 0.50%, 3/20/2059	JPY	65,000,000	577,213
Series 11, 0.80%, 3/20/2058	JPY	58,000,000	569,796
Series 10, 0.90%, 3/20/2057	JPY	76,750,000	776,542
Series 8, 1.40%, 3/20/2055	JPY	58,750,000	678,687
Series 7, 1.70%, 3/20/2054	JPY	55,000,000	679,627
Series 6, 1.90%, 3/20/2053	JPY	40,000,000	513,094
Series 5, 2.00%, 3/20/2052	JPY	40,000,000	520,154
Series 2, 2.20%, 3/20/2049	JPY	29,650,000	392,536
Series 3, 2.20%, 3/20/2050	JPY	29,650,000	395,084
Series 4, 2.20%, 3/20/2051	JPY	38,050,000	510,830
Series 1, 2.40%, 3/20/2048	JPY	30,000,000	408,969
Japan Government 10 Year Bond:
Series 357, 0.10%, 12/20/2029	JPY	265,000,000	2,474,840
Series 358, 0.10%, 3/20/2030	JPY	42,500,000	396,747
Japan Government 2 Year Bond:
Series 407, 0.10%, 12/1/2021	JPY	40,000,000	372,111
Series 408, 0.10%, 1/1/2022	JPY	62,000,000	576,881
Series 409, 0.10%, 2/1/2022	JPY	40,000,000	372,267
Series 411, 0.10%, 4/1/2022	JPY	47,000,000	437,553
Japan Government 20 Year Bond Series 171, 0.30%, 12/20/2039	JPY	60,000,000	545,308
Japan Government 30 Year Bond Series 65, 0.40%, 12/20/2049	JPY	30,000,000	264,078
Japan Government Thirty Year Bond Series 66, 0.40%, 3/20/2050	JPY	65,000,000	571,525
Japan Government Twenty Year Bond Series 170, 0.30%, 9/20/2039	JPY	125,000,000	1,137,345
			172,637,812

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
LATVIA — 0.1%
Republic of Latvia:
0.38%, 10/7/2026	EUR	150,000	$ 173,737
Series GMTN, 1.38%, 9/23/2025	EUR	100,000	121,297
1.38%, 5/16/2036	EUR	150,000	196,736
Series 7, 2.25%, 2/15/2047	EUR	100,000	159,397
Series EMTN, 2.88%, 4/30/2024	EUR	100,000	125,793
			776,960
LITHUANIA — 0.1%
Lithuania Government International Bond:
Series EMTN, 0.95%, 5/26/2027	EUR	170,000	206,884
Series EMTN, 1.25%, 10/22/2025	EUR	50,000	60,791
Series EMTN, 2.10%, 5/26/2047	EUR	55,000	84,320
Series EMTN, 2.13%, 10/29/2026	EUR	100,000	129,579
Series EMTN, 2.13%, 10/22/2035	EUR	190,000	270,682
Series EMTN, 3.38%, 1/22/2024	EUR	100,000	127,483
			879,739
LUXEMBOURG — 0.1%
Luxembourg Government Bond:
0.63%, 2/1/2027	EUR	250,000	300,211
2.13%, 7/10/2023	EUR	290,000	352,229
2.25%, 3/21/2022	EUR	100,000	117,750
2.25%, 3/19/2028	EUR	80,000	108,267
			878,457
MALAYSIA — 1.9%
Malaysia Government Bond:
Series 0313, 3.48%, 3/15/2023	MYR	1,700,000	409,258
Series 0416, 3.62%, 11/30/2021	MYR	1,000,000	238,412
Series 0513, 3.73%, 6/15/2028	MYR	2,300,000	567,523
Series 0215, 3.80%, 9/30/2022	MYR	1,280,000	309,027
Series 0116, 3.80%, 8/17/2023	MYR	1,500,000	365,373
Series 0413, 3.84%, 4/15/2033	MYR	1,700,000	417,222
Series 0117, 3.88%, 3/10/2022	MYR	1,000,000	240,042
Series 0316, 3.90%, 11/30/2026	MYR	1,000,000	249,205
Series 0417, 3.90%, 11/16/2027	MYR	2,070,000	517,546
Security Description		Principal Amount	Value
Series 0115, 3.96%, 9/15/2025	MYR	1,350,000	$ 337,450
Series 0314, 4.05%, 9/30/2021	MYR	1,350,000	322,631
Series 0217, 4.06%, 9/30/2024	MYR	2,500,000	620,795
Series 0412, 4.13%, 4/15/2032	MYR	1,500,000	378,836
Series 0111, 4.16%, 7/15/2021	MYR	1,050,000	250,387
Series 0114, 4.18%, 7/15/2024	MYR	1,295,000	322,440
Series 0411, 4.23%, 6/30/2031	MYR	1,720,000	439,151
Series 0415, 4.25%, 5/31/2035	MYR	1,350,000	343,799
Series 0311, 4.39%, 4/15/2026	MYR	1,300,000	330,195
Series 0216, 4.74%, 3/15/2046	MYR	1,970,000	509,638
Series 0317, 4.76%, 4/7/2037	MYR	1,920,000	515,200
Series 0713, 4.94%, 9/30/2043	MYR	1,110,000	296,822
Malaysia Government Investment Issue:
Series 0216, 3.74%, 8/26/2021	MYR	723,000	171,845
Series 0113, 3.87%, 8/8/2028	MYR	1,250,000	311,988
Series 0317, 3.95%, 4/14/2022	MYR	1,312,000	315,599
Series 0415, 3.99%, 10/15/2025	MYR	1,250,000	312,062
Series 0217, 4.05%, 8/15/2024	MYR	1,850,000	458,165
Series 0316, 4.07%, 9/30/2026	MYR	3,300,000	830,371
Series 0115, 4.19%, 7/15/2022	MYR	565,000	137,061
Series 0315, 4.25%, 9/30/2030	MYR	1,000,000	258,175
Series 0117, 4.26%, 7/26/2027	MYR	2,920,000	747,224
Series 0116, 4.39%, 7/7/2023	MYR	125,000	30,876
Series 0813, 4.44%, 5/22/2024	MYR	1,630,000	408,377
Series 0513, 4.58%, 8/30/2033	MYR	1,385,000	361,652
Series 0617, 4.72%, 6/15/2033	MYR	1,600,000	428,643
Series 0517, 4.76%, 8/4/2037	MYR	2,100,000	561,849
Series 0615, 4.79%, 10/31/2035	MYR	920,000	244,765

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series 0417, 4.90%, 5/8/2047	MYR	1,580,000	$ 424,057
Series 0913, 4.94%, 12/6/2028	MYR	725,000	194,260
			14,177,921
MEXICO — 1.5%
Mexican Bonos:
Series M, 5.75%, 3/5/2026	MXN	15,745,000	699,445
Series M, 6.50%, 6/9/2022	MXN	25,800,000	1,154,306
Series M, 7.25%, 12/9/2021	MXN	17,115,000	766,846
Series M 20, 7.50%, 6/3/2027	MXN	28,185,000	1,358,545
Series M, 7.75%, 5/29/2031	MXN	13,130,000	642,124
Series M, 7.75%, 11/23/2034	MXN	9,290,000	456,423
Series M, 7.75%, 11/13/2042	MXN	17,010,000	804,035
Series M, 8.00%, 12/7/2023	MXN	18,940,000	902,951
Series M, 8.00%, 9/5/2024	MXN	19,300,000	933,703
Series M, 8.00%, 11/7/2047	MXN	11,540,000	559,570
Series M 20, 8.50%, 5/31/2029	MXN	18,210,000	932,818
Series M 30, 8.50%, 11/18/2038	MXN	15,605,000	801,287
Series M 20, 10.00%, 12/5/2024	MXN	23,860,000	1,242,378
Series M 30, 10.00%, 11/20/2036	MXN	6,600,000	385,812
			11,640,243
NETHERLANDS — 4.1%
Kingdom of Netherlands:
0.01%, 1/15/2022 (a)	EUR	1,249,000	1,416,166
0.25%, 7/15/2025 (a)	EUR	1,205,000	1,411,862
0.50%, 1/15/2040 (a)	EUR	661,000	821,517
1.75%, 7/15/2023 (a)	EUR	1,460,000	1,760,324
2.00%, 7/15/2024 (a)	EUR	1,145,000	1,424,399
2.25%, 7/15/2022 (a)	EUR	1,445,000	1,719,579
2.50%, 1/15/2033 (a)	EUR	1,320,000	1,999,105
2.75%, 1/15/2047 (a)	EUR	1,350,000	2,619,781
3.25%, 7/15/2021 (a)	EUR	1,055,000	1,232,285
3.75%, 1/15/2023 (a)	EUR	906,000	1,132,611
3.75%, 1/15/2042 (a)	EUR	1,385,000	2,836,258
4.00%, 1/15/2037 (a)	EUR	1,270,000	2,409,676
5.50%, 1/15/2028	EUR	1,290,000	2,109,400
Netherlands Government Bond:
0.01%, 1/15/2024 (a)	EUR	1,219,000	1,400,144
0.01%, 7/15/2030 (a)	EUR	200,000	231,636
Security Description		Principal Amount	Value
0.25%, 7/15/2029 (a)	EUR	1,270,000	$ 1,508,048
0.50%, 7/15/2026 (a)	EUR	1,325,000	1,583,875
0.75%, 7/15/2027 (a)	EUR	1,380,000	1,686,485
0.75%, 7/15/2028 (a)	EUR	1,350,000	1,663,284
			30,966,435
NEW ZEALAND — 0.5%
New Zealand Government Bond:
0.50%, 5/15/2024	NZD	750,000	484,973
1.50%, 5/15/2031	NZD	540,000	367,721
Series 0425, 2.75%, 4/15/2025	NZD	865,000	617,757
Series 0437, 2.75%, 4/15/2037	NZD	630,000	497,678
Series 0429, 3.00%, 4/20/2029	NZD	730,000	557,393
Series 0433, 3.50%, 4/14/2033	NZD	450,000	375,255
Series 0427, 4.50%, 4/15/2027	NZD	610,000	493,518
Series 0423, 5.50%, 4/15/2023	NZD	880,000	647,878
			4,042,173
NORWAY — 0.4%
Norway Government Bond:
Series 482, 1.38%, 8/19/2030 (a)	NOK	2,600,000	289,170
Series 478, 1.50%, 2/19/2026 (a)	NOK	2,992,000	329,406
Series 477, 1.75%, 3/13/2025 (a)	NOK	3,160,000	349,559
Series 479, 1.75%, 2/17/2027 (a)	NOK	3,255,000	365,864
Series 481, 1.75%, 9/6/2029 (a)	NOK	3,590,000	410,533
Series 475, 2.00%, 5/24/2023 (a)	NOK	6,300,000	686,385
Series 480, 2.00%, 4/26/2028 (a)	NOK	3,080,000	355,169
Series 476, 3.00%, 3/14/2024 (a)	NOK	4,597,000	524,971
			3,311,057
POLAND — 1.3%
Poland Government Bond:
Series 0721, 1.75%, 7/25/2021	PLN	2,670,000	687,211
Series 0422, 2.25%, 4/25/2022	PLN	3,425,000	899,860
Series 1024, 2.25%, 10/25/2024	PLN	1,650,000	447,319
Series 0123, 2.50%, 1/25/2023	PLN	2,370,000	634,395
Series 0424, 2.50%, 4/25/2024	PLN	2,950,000	803,939

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series 0726, 2.50%, 7/25/2026	PLN	3,705,000	$ 1,021,175
Series 0727, 2.50%, 7/25/2027	PLN	2,725,000	751,492
Series 0428, 2.75%, 4/25/2028	PLN	3,020,000	847,421
Series 1029, 2.75%, 10/25/2029	PLN	2,500,000	710,473
Series 0725, 3.25%, 7/25/2025	PLN	2,340,000	665,261
Series 1023, 4.00%, 10/25/2023	PLN	2,580,000	730,043
Series 0447, 4.00%, 4/25/2047	PLN	440,000	157,055
Series 1021, 5.75%, 10/25/2021	PLN	1,320,000	358,601
Series 0922, 5.75%, 9/23/2022	PLN	1,984,000	564,156
Series 0429, 5.75%, 4/25/2029	PLN	885,000	306,489
			9,584,890
PORTUGAL — 1.9%
Portugal Obrigacoes do Tesouro OT:
0.48%, 10/18/2030 (a)	EUR	450,000	505,400
1.95%, 6/15/2029 (a)	EUR	950,000	1,214,654
2.13%, 10/17/2028 (a)	EUR	970,000	1,251,806
2.20%, 10/17/2022 (a)	EUR	875,000	1,043,306
Series 15Y, 2.25%, 4/18/2034 (a)	EUR	633,000	847,882
2.88%, 10/15/2025 (a)	EUR	1,185,000	1,539,330
2.88%, 7/21/2026 (a)	EUR	870,000	1,147,837
3.88%, 2/15/2030 (a)	EUR	540,000	802,462
4.10%, 4/15/2037 (a)	EUR	805,000	1,343,987
4.10%, 2/15/2045 (a)	EUR	280,000	501,556
4.13%, 4/14/2027 (a)	EUR	830,000	1,184,996
4.95%, 10/25/2023 (a)	EUR	1,074,000	1,420,192
5.65%, 2/15/2024 (a)	EUR	1,000,000	1,367,267
			14,170,675
RUSSIA — 1.2%
Russian Federal Bond - OFZ:
Series 6232, 6.00%, 10/6/2027	RUB	10,500,000	151,783
Series 6223, 6.50%, 2/28/2024	RUB	35,600,000	524,729
Series 6224, 6.90%, 5/23/2029	RUB	37,000,000	561,659
Series 5083, 7.00%, 12/15/2021	RUB	24,420,000	354,916
Series 6211, 7.00%, 1/25/2023	RUB	12,330,000	183,008
Series 6215, 7.00%, 8/16/2023	RUB	30,120,000	450,288
Security Description		Principal Amount	Value
Series 6212, 7.05%, 1/19/2028	RUB	28,910,000	$ 442,557
Series 6222, 7.10%, 10/16/2024	RUB	39,690,000	601,636
Series 6229, 7.15%, 11/12/2025	RUB	13,500,000	206,364
Series 6225, 7.25%, 5/10/2034	RUB	31,630,000	492,732
Series 6220, 7.40%, 12/7/2022	RUB	36,430,000	544,243
Series 6227, 7.40%, 7/17/2024	RUB	32,300,000	493,196
Series 6217, 7.50%, 8/18/2021	RUB	24,950,000	361,954
Series 6209, 7.60%, 7/20/2022	RUB	29,160,000	433,862
Series 6228, 7.65%, 4/10/2030	RUB	6,250,000	99,459
Series 6221, 7.70%, 3/23/2033	RUB	38,180,000	613,098
Series 6230, 7.70%, 3/16/2039	RUB	25,000,000	410,852
Series 6219, 7.75%, 9/16/2026	RUB	25,480,000	402,974
Series 6226, 7.95%, 10/7/2026	RUB	35,000,000	558,295
Series 6207, 8.15%, 2/3/2027	RUB	31,365,000	507,325
Series 6218, 8.50%, 9/17/2031	RUB	30,040,000	509,333
			8,904,263
SINGAPORE — 1.0%
Singapore Government Bond:
1.25%, 10/1/2021	SGD	719,000	521,539
1.75%, 4/1/2022	SGD	295,000	216,814
1.75%, 2/1/2023	SGD	530,000	393,756
1.88%, 3/1/2050	SGD	100,000	81,896
2.00%, 2/1/2024	SGD	130,000	98,469
2.13%, 6/1/2026	SGD	445,000	346,643
2.25%, 8/1/2036	SGD	395,000	324,285
2.38%, 6/1/2025	SGD	340,000	265,521
2.38%, 7/1/2039	SGD	150,000	127,424
2.63%, 5/1/2028	SGD	490,000	399,154
2.75%, 7/1/2023	SGD	785,000	602,463
2.75%, 4/1/2042	SGD	460,000	419,719
2.75%, 3/1/2046	SGD	660,000	616,801
2.88%, 7/1/2029	SGD	690,000	578,174
2.88%, 9/1/2030	SGD	350,000	296,933
3.00%, 9/1/2024	SGD	750,000	593,930
3.13%, 9/1/2022	SGD	520,000	395,377
3.38%, 9/1/2033	SGD	550,000	503,343
3.50%, 3/1/2027	SGD	730,000	617,709
			7,399,950

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
SLOVAKIA — 0.6%
Slovakia Government Bond:
Series 230, 0.01%, 11/13/2023	EUR	110,000	$ 124,881
Series 231, 0.63%, 5/22/2026	EUR	220,000	259,119
Series 234, 1.00%, 6/12/2028	EUR	270,000	330,037
Series 228, 1.38%, 1/21/2027	EUR	450,000	555,221
Series 229, 1.63%, 1/21/2031	EUR	360,000	471,892
Series 232, 1.88%, 3/9/2037	EUR	265,000	371,129
Series 233, 2.00%, 10/17/2047	EUR	178,000	266,018
Series 235, 2.25%, 6/12/2068	EUR	70,000	122,182
Series 225, 3.00%, 2/28/2023	EUR	302,000	369,358
Series 223, 3.38%, 11/15/2024	EUR	345,000	449,548
Series 227, 3.63%, 1/16/2029	EUR	430,000	633,837
Series 216, 4.35%, 10/14/2025	EUR	180,000	251,209
			4,204,431
SLOVENIA — 0.4%
Slovenia Government Bond:
Series RS80, 1.00%, 3/6/2028	EUR	235,000	283,078
Series RS81, 1.19%, 3/14/2029	EUR	200,000	243,741
Series RS79, 1.25%, 3/22/2027	EUR	200,000	244,215
Series RS74, 1.50%, 3/25/2035	EUR	275,000	348,418
Series RS78, 1.75%, 11/3/2040	EUR	280,000	365,909
Series RS75, 2.13%, 7/28/2025	EUR	180,000	225,519
Series RS73, 2.25%, 3/25/2022	EUR	155,000	181,791
Series RS77, 2.25%, 3/3/2032	EUR	190,000	259,115
Series RS76, 3.13%, 8/7/2045	EUR	145,000	242,709
Series RS66, 4.63%, 9/9/2024	EUR	210,000	283,678
Series RS70, 5.13%, 3/30/2026	EUR	135,000	197,471
			2,875,644
SOUTH KOREA — 4.5%
Korea Treasury Bond:
Series 2109, 1.38%, 9/10/2021	KRW	1,509,740,000	1,266,098
Security Description		Principal Amount	Value
Series 2612, 1.50%, 12/10/2026	KRW	1,139,150,000	$ 960,765
Series 3609, 1.50%, 9/10/2036	KRW	685,690,000	569,432
Series 2606, 1.88%, 6/10/2026	KRW	866,000,000	746,124
Series 2209, 2.00%, 9/10/2022	KRW	768,690,000	655,241
Series 4603, 2.00%, 3/10/2046	KRW	1,625,000,000	1,458,999
Series 4903, 2.00%, 3/10/2049	KRW	1,724,000,000	1,557,608
Series 2706, 2.13%, 6/10/2027	KRW	3,349,870,000	2,938,633
Series 4703, 2.13%, 3/10/2047	KRW	4,220,330,000	3,892,054
Series 2506, 2.25%, 6/10/2025	KRW	1,049,940,000	917,830
Series 2512, 2.25%, 12/10/2025	KRW	921,000,000	807,645
Series 3709, 2.25%, 9/10/2037	KRW	500,000,000	459,892
Series 3509, 2.63%, 9/10/2035	KRW	939,210,000	901,076
Series 4412, 2.75%, 12/10/2044	KRW	1,248,000,000	1,274,090
Series 2409, 3.00%, 9/10/2024	KRW	1,644,000,000	1,474,960
Series 4212, 3.00%, 12/10/2042	KRW	1,421,780,000	1,490,393
Series 2309, 3.38%, 9/10/2023	KRW	1,609,090,000	1,440,034
Series 2403, 3.50%, 3/10/2024	KRW	955,830,000	866,525
Series 2206, 3.75%, 6/10/2022	KRW	1,967,000,000	1,727,830
Series 3312, 3.75%, 12/10/2033	KRW	1,336,250,000	1,421,248
Series 3112, 4.00%, 12/10/2031	KRW	1,622,640,000	1,716,019
Series 3012, 4.75%, 12/10/2030	KRW	885,050,000	974,749
Series 2803, 5.50%, 3/10/2028	KRW	4,337,000,000	4,700,735
			34,217,980
SPAIN — 4.5%
Kingdom of Spain:
1.40%, 4/30/2028 (a)	EUR	465,000	570,543
1.40%, 7/30/2028 (a)	EUR	815,000	1,000,896
1.60%, 4/30/2025 (a)	EUR	642,000	781,616
1.85%, 7/30/2035 (a)	EUR	448,000	578,480
1.95%, 4/30/2026 (a)	EUR	650,000	814,113
1.95%, 7/30/2030 (a)	EUR	820,000	1,059,335
2.15%, 10/31/2025 (a)	EUR	700,000	879,473
Series 30Y, 2.70%, 10/31/2048 (a)	EUR	488,000	739,583

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
2.75%, 10/31/2024 (a)	EUR	735,000	$ 930,729
3.80%, 4/30/2024 (a)	EUR	640,000	830,800
4.20%, 1/31/2037 (a)	EUR	615,000	1,050,074
4.40%, 10/31/2023 (a)	EUR	808,000	1,050,558
4.65%, 7/30/2025 (a)	EUR	620,000	865,093
4.70%, 7/30/2041 (a)	EUR	640,000	1,215,728
4.80%, 1/31/2024 (a)	EUR	579,000	768,958
4.90%, 7/30/2040 (a)	EUR	585,000	1,123,387
5.15%, 10/31/2028 (a)	EUR	675,000	1,062,365
5.15%, 10/31/2044 (a)	EUR	415,000	863,143
5.40%, 1/31/2023 (a)	EUR	630,000	812,986
5.75%, 7/30/2032	EUR	825,000	1,487,810
5.85%, 1/31/2022 (a)	EUR	780,000	963,433
5.90%, 7/30/2026 (a)	EUR	593,000	904,309
6.00%, 1/31/2029	EUR	942,000	1,569,183
Spain Government Bond:
0.01%, 4/30/2023	EUR	175,000	198,206
0.05%, 10/31/2021	EUR	655,000	740,382
Series 5YR, 0.25%, 7/30/2024 (a)	EUR	521,000	596,270
0.35%, 7/30/2023	EUR	670,000	767,395
0.40%, 4/30/2022	EUR	650,000	740,903
0.45%, 10/31/2022	EUR	525,000	601,095
0.60%, 10/31/2029 (a)	EUR	750,000	861,542
0.75%, 7/30/2021	EUR	719,000	818,143
1.20%, 10/31/2040 (a)	EUR	200,000	230,223
1.25%, 10/31/2030 (a)	EUR	500,000	605,725
1.30%, 10/31/2026 (a)	EUR	701,000	850,040
1.45%, 10/31/2027 (a)	EUR	812,000	996,759
1.45%, 4/30/2029 (a)	EUR	710,000	875,936
1.50%, 4/30/2027 (a)	EUR	570,000	701,467
2.35%, 7/30/2033 (a)	EUR	670,000	911,104
2.90%, 10/31/2046 (a)	EUR	500,000	777,501
3.45%, 7/30/2066 (a)	EUR	480,000	886,688
			34,081,974
SWEDEN — 0.6%
Kingdom of Sweden:
Series 1060, 0.75%, 5/12/2028	SEK	3,635,000	418,070
Series 1061, 0.75%, 11/12/2029 (a)	SEK	4,485,000	518,064
Series 1059, 1.00%, 11/12/2026	SEK	5,120,000	593,271
Series 1057, 1.50%, 11/13/2023 (a)	SEK	7,070,000	806,000
Series 1056, 2.25%, 6/1/2032	SEK	1,800,000	240,802
Series 1058, 2.50%, 5/12/2025	SEK	5,340,000	652,195
Series 1054, 3.50%, 6/1/2022	SEK	8,375,000	965,539
Series 1053, 3.50%, 3/30/2039	SEK	4,305,000	722,704
			4,916,645
Security Description		Principal Amount	Value
SWITZERLAND — 0.9%
Switzerland Government Bond:
0.01%, 6/22/2029	CHF	250,000	$ 275,574
0.50%, 5/27/2030	CHF	195,000	225,307
0.50%, 6/27/2032	CHF	130,000	151,730
0.50%, 6/28/2045	CHF	70,000	88,335
0.50%, 5/24/2055	CHF	130,000	178,003
0.50%, 5/30/2058	CHF	105,000	148,244
1.25%, 6/11/2024	CHF	285,000	323,394
1.25%, 5/28/2026	CHF	240,000	281,425
1.25%, 6/27/2037	CHF	310,000	412,336
1.50%, 7/24/2025	CHF	210,000	245,802
1.50%, 4/30/2042	CHF	295,000	432,614
2.00%, 5/25/2022	CHF	300,000	332,753
2.00%, 6/25/2064	CHF	240,000	534,965
2.25%, 6/22/2031	CHF	170,000	232,963
2.50%, 3/8/2036	CHF	245,000	373,444
3.25%, 6/27/2027	CHF	220,000	295,051
3.50%, 4/8/2033	CHF	260,000	412,504
4.00%, 2/11/2023	CHF	395,000	468,264
4.00%, 4/8/2028	CHF	485,000	695,384
4.00%, 1/6/2049	CHF	225,000	539,349
			6,647,441
THAILAND — 1.9%
Thailand Government Bond:
1.88%, 6/17/2022	THB	15,800,000	525,355
2.00%, 12/17/2022	THB	15,065,000	505,405
2.13%, 12/17/2026	THB	57,250,000	1,982,663
2.40%, 12/17/2023	THB	8,000,000	274,672
2.88%, 6/17/2046	THB	19,850,000	753,881
3.40%, 6/17/2036	THB	17,710,000	715,263
3.58%, 12/17/2027	THB	16,000,000	609,406
3.63%, 6/16/2023	THB	20,640,000	727,668
3.65%, 12/17/2021	THB	29,260,000	991,038
3.78%, 6/25/2032	THB	26,000,000	1,048,555
3.85%, 12/12/2025	THB	15,850,000	593,216
4.00%, 6/17/2066	THB	16,530,000	770,083
4.26%, 12/12/2037	THB	45,700,000	2,050,353
4.68%, 6/29/2044	THB	18,340,000	896,800
4.75%, 12/20/2024	THB	5,000,000	189,978
4.85%, 6/17/2061	THB	19,010,000	1,008,224
4.88%, 6/22/2029	THB	23,455,000	986,872
			14,629,432
UNITED KINGDOM — 5.3%
UK TSY Bond:
0.13%, 1/30/2026	GBP	170,000	211,577
0.13%, 1/31/2028	GBP	150,000	185,978
United Kingdom Gilt 0.63%, 10/22/2050	GBP	100,000	123,108
United Kingdom Treasury Bond:
0.50%, 7/22/2022	GBP	555,000	694,087

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
0.63%, 6/7/2025	GBP	470,000	$ 600,172
0.75%, 7/22/2023	GBP	760,000	962,755
0.88%, 10/22/2029	GBP	750,000	991,227
1.00%, 4/22/2024	GBP	625,000	803,924
1.25%, 7/22/2027	GBP	570,000	765,950
1.50%, 7/22/2026	GBP	650,000	878,796
1.50%, 7/22/2047	GBP	475,000	712,342
1.63%, 10/22/2028	GBP	665,000	928,919
1.63%, 10/22/2054	GBP	250,000	405,628
1.63%, 10/22/2071	GBP	290,000	542,775
1.75%, 9/7/2022	GBP	705,000	905,970
1.75%, 9/7/2037	GBP	590,000	873,683
1.75%, 1/22/2049	GBP	530,000	844,860
1.75%, 7/22/2057	GBP	465,000	797,815
2.00%, 9/7/2025	GBP	775,000	1,062,169
2.25%, 9/7/2023	GBP	610,000	809,374
2.50%, 7/22/2065	GBP	445,000	974,882
2.75%, 9/7/2024	GBP	630,000	870,412
3.25%, 1/22/2044	GBP	540,000	1,047,215
3.50%, 1/22/2045	GBP	540,000	1,099,771
3.50%, 7/22/2068	GBP	460,000	1,278,267
3.75%, 9/7/2021	GBP	580,000	748,567
3.75%, 7/22/2052	GBP	535,000	1,264,828
4.00%, 3/7/2022	GBP	805,000	1,063,047
4.00%, 1/22/2060	GBP	460,000	1,260,514
4.25%, 12/7/2027	GBP	720,000	1,169,046
4.25%, 6/7/2032	GBP	830,000	1,502,634
4.25%, 3/7/2036	GBP	615,000	1,194,374
4.25%, 9/7/2039	GBP	449,000	926,960
4.25%, 12/7/2040	GBP	499,000	1,050,884
4.25%, 12/7/2046	GBP	438,000	1,015,934
4.25%, 12/7/2049	GBP	440,000	1,070,968
4.25%, 12/7/2055	GBP	515,000	1,377,486
4.50%, 9/7/2034	GBP	760,000	1,469,890
4.50%, 12/7/2042	GBP	550,000	1,233,434
4.75%, 12/7/2030	GBP	860,000	1,565,757
4.75%, 12/7/2038	GBP	500,000	1,075,519
5.00%, 3/7/2025	GBP	725,000	1,108,120
6.00%, 12/7/2028	GBP	445,000	821,882
			40,291,500
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $751,125,193)			747,781,534
Shares
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (d) (e)	12,778	12,778
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	673,530	$ 673,530
TOTAL SHORT-TERM INVESTMENTS (Cost $686,308)		686,308
TOTAL INVESTMENTS — 99.2% (Cost $751,811,501)		748,467,842
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		5,824,527
NET ASSETS — 100.0%		$ 754,292,369
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 20.1% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at June 30, 2020.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$ —	$747,781,534	$—	$747,781,534
Short-Term Investments	686,308	—	—	686,308
TOTAL INVESTMENTS	$686,308	$747,781,534	$—	$748,467,842
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	516,327	$ 516,327	$11,477,733	$11,981,282	$—	$—	12,778	$ 12,778	$1,396
State Street Navigator Securities Lending Portfolio II	660,550	660,550	61,985	49,005	—	—	673,530	673,530	1,968
Total		$1,176,877	$11,539,718	$12,030,287	$—	$—		$686,308	$3,364
See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.0%
AUSTRALIA — 3.4%
Australia Government Bond:
Series 151, 2.00%, 12/21/2021	AUD	1,926,000	$ 1,360,092
Series 153, 2.25%, 11/21/2022	AUD	2,870,000	2,069,836
Series 133, 5.50%, 4/21/2023	AUD	3,790,000	2,991,484
Series 128, 5.75%, 7/15/2022	AUD	2,900,000	2,219,299
			8,640,711
AUSTRIA — 2.6%
Austria Government Bond:
0.01%, 9/20/2022 (a)	EUR	800,000	910,616
3.40%, 11/22/2022 (a)	EUR	1,240,000	1,527,019
3.50%, 9/15/2021 (a)	EUR	1,875,000	2,209,096
3.65%, 4/20/2022 (a)	EUR	1,001,000	1,210,950
Republic of Austria Government Bond 0.01%, 4/20/2023 (a)	EUR	700,000	799,083
			6,656,764
BELGIUM — 3.4%
Belgium Government Bond:
Series 68, 2.25%, 6/22/2023	EUR	600,000	731,380
Series 48, 4.00%, 3/28/2022	EUR	2,070,000	2,513,262
Series 61, 4.25%, 9/28/2021 (a)	EUR	2,170,000	2,584,379
Series 65, 4.25%, 9/28/2022 (a)	EUR	2,120,000	2,643,216
			8,472,237
CANADA — 4.6%
Canadian Government Bond:
0.50%, 3/1/2022	CAD	2,010,000	1,481,866
0.75%, 9/1/2021	CAD	2,295,000	1,695,385
1.00%, 9/1/2022	CAD	2,240,000	1,670,198
1.25%, 11/1/2021	CAD	1,050,000	781,371
1.50%, 8/1/2021	CAD	1,250,000	930,497
1.50%, 2/1/2022	CAD	710,000	531,588
1.50%, 5/1/2022	CAD	1,145,000	859,675
1.50%, 6/1/2023	CAD	1,400,000	1,063,321
1.75%, 3/1/2023	CAD	1,880,000	1,433,355
2.75%, 6/1/2022	CAD	1,310,000	1,007,411
Series A55, 8.00%, 6/1/2023	CAD	180,000	161,580
			11,616,247
Security Description		Principal Amount	Value
CHILE — 0.2%
Bonos de la Tesoreria de la Republica en pesos:
4.00%, 3/1/2023 (a)	CLP	285,000,000	$ 381,003
Series 10YR, 6.00%, 1/1/2022	CLP	30,000,000	39,692
			420,695
CHINA — 3.6%
China Government Bond Series 1821, 3.17%, 10/11/2021	CNY	63,200,000	9,072,257
CYPRUS — 0.1%
Cyprus Government International Bond Series EMTN, 3.88%, 5/6/2022	EUR	150,000	180,158
CZECH REPUBLIC — 0.5%
Czech Republic Government Bond:
Series 61, 3.85%, 9/29/2021	CZK	16,180,000	713,465
Series 52, 4.70%, 9/12/2022	CZK	12,550,000	582,285
			1,295,750
DENMARK — 0.7%
Denmark Government Bond:
Series 3Y, 0.25%, 11/15/2022 (a)	DKK	4,430,000	680,454
3.00%, 11/15/2021	DKK	7,699,000	1,216,813
			1,897,267
FINLAND — 0.8%
Finland Government Bond:
Series 5Y, 0.01%, 4/15/2022 (a)	EUR	620,000	703,917
1.50%, 4/15/2023 (a)	EUR	600,000	713,899
1.63%, 9/15/2022 (a)	EUR	570,000	672,226
			2,090,042
FRANCE — 7.7%
France Government Bond OAT:
0.01%, 2/25/2022	EUR	1,930,000	2,189,612
0.01%, 5/25/2022	EUR	2,050,000	2,329,318
0.01%, 2/25/2023	EUR	1,000,000	1,140,959
0.01%, 3/25/2023	EUR	2,285,000	2,610,047
1.75%, 5/25/2023	EUR	2,527,000	3,033,514
2.25%, 10/25/2022	EUR	1,900,000	2,276,484
3.00%, 4/25/2022	EUR	2,361,000	2,826,773
3.25%, 10/25/2021	EUR	1,930,000	2,277,841
8.25%, 4/25/2022	EUR	80,000	104,400
8.50%, 4/25/2023	EUR	400,000	565,523
			19,354,471

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
GERMANY — 7.2%
Bundesrepublik Deutschland:
0.01%, 9/10/2021	EUR	500,000	$ 565,924
0.01%, 12/10/2021	EUR	1,000,000	1,134,368
Bundesschatzanweisungen:
0.01%, 3/11/2022	EUR	750,000	852,098
0.01%, 6/10/2022	EUR	500,000	569,210
Federal Republic of Germany:
Series 174, 0.01%, 10/8/2021	EUR	1,070,000	1,211,703
Series 175, 0.01%, 4/8/2022	EUR	970,000	1,102,801
Series 176, 0.01%, 10/7/2022	EUR	1,200,000	1,369,547
Series 177, 0.01%, 4/14/2023	EUR	1,437,000	1,646,809
1.50%, 9/4/2022	EUR	970,000	1,142,486
1.50%, 2/15/2023	EUR	1,200,000	1,427,542
1.50%, 5/15/2023	EUR	1,210,000	1,446,871
1.75%, 7/4/2022	EUR	1,520,000	1,791,506
2.00%, 1/4/2022	EUR	1,120,000	1,309,878
2.25%, 9/4/2021	EUR	1,200,000	1,393,874
3.25%, 7/4/2021	EUR	1,035,000	1,207,943
			18,172,560
HONG KONG — 0.2%
Hong Kong Government Bond Programme:
1.10%, 1/17/2023	HKD	2,100,000	276,513
1.16%, 5/18/2022	HKD	1,050,000	137,631
2.46%, 8/4/2021	HKD	1,700,000	224,573
			638,717
HUNGARY — 0.4%
Hungary Government Bond:
Series 22/C, 1.50%, 8/24/2022	HUF	47,000,000	151,205
Series 22/B, 1.75%, 10/26/2022	HUF	127,200,000	411,821
Series 21/B, 2.50%, 10/27/2021	HUF	59,900,000	195,107
Series 22/A, 7.00%, 6/24/2022	HUF	78,500,000	279,919
			1,038,052
INDONESIA — 1.2%
Indonesia Treasury Bond Series FR61, 7.00%, 5/15/2022	IDR	39,915,000,000	2,878,016
Perusahaan Penerbit SBSN Indonesia Series PBS, 6.50%, 5/15/2021	IDR	3,595,000,000	254,657
			3,132,673
Security Description		Principal Amount	Value
IRELAND — 1.0%
Ireland Government Bond:
0.01%, 10/18/2022	EUR	500,000	$ 568,305
0.80%, 3/15/2022	EUR	890,000	1,022,294
3.90%, 3/20/2023	EUR	819,000	1,030,979
			2,621,578
ISRAEL — 0.9%
Israel Government Bond:
Series 0722, 0.75%, 7/31/2022	ILS	870,000	253,587
Series 1122, 1.25%, 11/30/2022	ILS	1,380,000	409,475
Series 0323, 4.25%, 3/31/2023	ILS	2,220,000	713,212
Series 0122, 5.50%, 1/31/2022	ILS	2,810,000	881,494
			2,257,768
ITALY — 9.3%
Italy Buoni Poliennali Del Tesoro:
0.05%, 1/15/2023 (a)	EUR	1,258,000	1,408,034
0.35%, 11/1/2021	EUR	925,000	1,044,848
0.60%, 6/15/2023	EUR	1,000,000	1,134,719
0.90%, 8/1/2022	EUR	1,216,000	1,388,370
0.95%, 3/1/2023	EUR	1,000,000	1,144,910
0.95%, 3/15/2023	EUR	700,000	801,536
1.00%, 7/15/2022	EUR	990,000	1,132,451
1.20%, 4/1/2022	EUR	949,000	1,086,564
2.30%, 10/15/2021	EUR	800,000	926,108
3.75%, 8/1/2021 (a)	EUR	1,330,000	1,556,272
Italy Certificati di Credito del Tesoro Zero Coupon, 11/29/2021	EUR	1,300,000	1,459,533
Italy Certificati di Credito del Tesoro Zero Coupon Zero Coupon, 5/30/2022	EUR	500,000	559,707
Republic of Italy:
1.35%, 4/15/2022	EUR	1,000,000	1,148,380
1.45%, 9/15/2022	EUR	650,000	751,028
2.15%, 12/15/2021	EUR	997,000	1,155,826
4.50%, 5/1/2023	EUR	1,000,000	1,257,789
4.75%, 9/1/2021	EUR	1,400,000	1,661,232
5.00%, 3/1/2022	EUR	950,000	1,155,687
5.50%, 9/1/2022	EUR	950,000	1,191,084
5.50%, 11/1/2022	EUR	1,150,000	1,451,275
			23,415,353
JAPAN — 22.9%
Government of Japan 5 Year Bond:
Series 129, 0.10%, 9/20/2021	JPY	626,000,000	5,821,101
Series 130, 0.10%, 12/20/2021	JPY	494,400,000	4,600,026

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series 131, 0.10%, 3/20/2022	JPY	635,000,000	$ 5,910,206
Series 132, 0.10%, 6/20/2022	JPY	392,500,000	3,655,341
Series 133, 0.10%, 9/20/2022	JPY	425,000,000	3,960,652
Series 134, 0.10%, 12/20/2022	JPY	372,000,000	3,468,494
Series 135, 0.10%, 3/20/2023	JPY	432,000,000	4,030,051
Series 136, 0.10%, 6/20/2023	JPY	455,000,000	4,247,187
Government of Japan 10 Year Bond:
Series 328, 0.60%, 3/20/2023	JPY	164,500,000	1,555,328
Series 324, 0.80%, 6/20/2022	JPY	354,000,000	3,341,877
Series 325, 0.80%, 9/20/2022	JPY	401,500,000	3,799,485
Series 321, 1.00%, 3/20/2022	JPY	400,000,000	3,780,359
Series 317, 1.10%, 9/20/2021	JPY	402,000,000	3,783,722
Series 319, 1.10%, 12/20/2021	JPY	200,000,000	1,888,029
Government of Japan 2 Year Bond Series 403, 0.10%, 8/1/2021	JPY	201,000,000	1,868,498
Japan Government 2 Year Bond Series 406, 0.10%, 11/1/2021	JPY	140,000,000	1,302,168
Japan Government Two Year Bond Series 405, 0.10%, 10/1/2021	JPY	100,000,000	929,972
			57,942,496
MALAYSIA — 1.6%
Malaysia Government Bond:
Series 0112, 3.42%, 8/15/2022	MYR	3,350,000	801,246
Series 0313, 3.48%, 3/15/2023	MYR	4,550,000	1,095,366
Series 0314, 4.05%, 9/30/2021	MYR	2,855,000	682,305
Series 0111, 4.16%, 7/15/2021	MYR	4,430,000	1,056,396
Malaysia Government Investment Issue Series 0216, 3.74%, 8/26/2021	MYR	1,250,000	297,104
			3,932,417
MEXICO — 1.4%
Mexican Bonos:
Series M, 6.50%, 6/9/2022	MXN	34,650,000	1,550,260
Series M, 6.75%, 3/9/2023	MXN	19,700,000	896,045
Security Description		Principal Amount	Value
Series M, 7.25%, 12/9/2021	MXN	24,100,000	$ 1,079,812
			3,526,117
NETHERLANDS — 3.4%
Kingdom of Netherlands:
0.01%, 1/15/2022 (a)	EUR	1,600,000	1,814,144
2.25%, 7/15/2022 (a)	EUR	2,675,000	3,183,304
3.25%, 7/15/2021 (a)	EUR	1,800,000	2,102,476
3.75%, 1/15/2023 (a)	EUR	1,100,000	1,375,135
			8,475,059
NEW ZEALAND — 0.4%
New Zealand Government Bond Series 0423, 5.50%, 4/15/2023	NZD	1,420,000	1,045,439
NORWAY — 0.4%
Norway Government Bond Series 475, 2.00%, 5/24/2023 (a)	NOK	9,100,000	991,444
POLAND — 2.0%
Poland Government Bond:
Series 0721, 1.75%, 7/25/2021	PLN	4,520,000	1,163,369
Series 0422, 2.25%, 4/25/2022	PLN	4,830,000	1,269,000
Series 0123, 2.50%, 1/25/2023	PLN	4,900,000	1,311,618
Series 1021, 5.75%, 10/25/2021	PLN	1,900,000	516,167
Series 0922, 5.75%, 9/23/2022	PLN	2,630,000	747,848
Republic of Poland Government Bond Series 0722, Zero Coupon, 7/25/2022	PLN	400,000	100,890
			5,108,892
PORTUGAL — 0.6%
Portugal Obrigacoes do Tesouro OT 2.20%, 10/17/2022 (a)	EUR	1,270,000	1,514,284
RUSSIA — 0.9%
Russian Federal Bond - OFZ:
Series 5083, 7.00%, 12/15/2021	RUB	34,800,000	505,778
Series 6211, 7.00%, 1/25/2023	RUB	19,700,000	292,396
Series 6220, 7.40%, 12/7/2022	RUB	38,600,000	576,662
Series 6217, 7.50%, 8/18/2021	RUB	37,200,000	539,667
Series 6209, 7.60%, 7/20/2022	RUB	33,050,000	491,740
			2,406,243

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
SINGAPORE — 1.0%
Singapore Government Bond:
1.25%, 10/1/2021	SGD	1,051,000	$ 762,361
1.75%, 4/1/2022	SGD	720,000	529,173
1.75%, 2/1/2023	SGD	850,000	631,496
3.13%, 9/1/2022	SGD	690,000	524,635
			2,447,665
SLOVAKIA — 0.2%
Slovakia Government Bond Series 225, 3.00%, 2/28/2023	EUR	400,000	489,216
SLOVENIA — 0.2%
Slovenia Government Bond Series RS73, 2.25%, 3/25/2022	EUR	400,000	469,137
SOUTH KOREA — 4.5%
Korea Treasury Bond Series 2212, 1.25%, 12/10/2022	KRW	13,480,000,000	11,314,131
SPAIN — 4.6%
Kingdom of Spain:
5.40%, 1/31/2023 (a)	EUR	1,356,000	1,749,856
5.85%, 1/31/2022 (a)	EUR	1,870,000	2,309,769
Spain Government Bond:
0.01%, 4/30/2023	EUR	450,000	509,672
0.05%, 10/31/2021	EUR	1,420,000	1,605,103
0.40%, 4/30/2022	EUR	1,300,000	1,481,807
0.45%, 10/31/2022	EUR	1,906,000	2,182,262
0.75%, 7/30/2021	EUR	1,477,000	1,680,664
			11,519,133
SWEDEN — 0.6%
Kingdom of Sweden Series 1054, 3.50%, 6/1/2022	SEK	12,305,000	1,418,622
SWITZERLAND — 0.4%
Switzerland Government Bond:
2.00%, 5/25/2022	CHF	450,000	499,129
4.00%, 2/11/2023	CHF	530,000	628,304
			1,127,433
THAILAND — 1.5%
Thailand Government Bond:
1.88%, 6/17/2022	THB	38,150,000	1,268,500
2.00%, 12/17/2022	THB	41,100,000	1,378,835
3.63%, 6/16/2023	THB	8,200,000	289,093
3.65%, 12/17/2021	THB	26,350,000	892,476
			3,828,904
UNITED KINGDOM — 4.6%
United Kingdom Treasury Bond:
0.13%, 1/31/2023	GBP	1,010,000	1,253,285
Security Description		Principal Amount	Value
0.50%, 7/22/2022	GBP	1,955,000	$ 2,444,937
1.75%, 9/7/2022	GBP	1,890,000	2,428,772
3.75%, 9/7/2021	GBP	1,760,000	2,271,514
4.00%, 3/7/2022	GBP	2,410,000	3,182,539
			11,581,047
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $249,284,521)			250,110,979
TOTAL INVESTMENTS — 99.0% (Cost $249,284,521)			250,110,979
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%			2,440,043
NET ASSETS — 100.0%			$ 252,551,022
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 13.1% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
EMTN	Euro Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$250,110,979	$—	$250,110,979
TOTAL INVESTMENTS	$—	$250,110,979	$—	$250,110,979
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	15,997	$15,997	$17,446,017	$17,462,014	$—	$—	—	$—	$778
See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.6%
AUSTRALIA — 4.6%
Australia Government Bond:
Series 27CI, 0.75%, 11/21/2027	AUD	2,703,360	$ 1,985,422
Series 50CI, 1.00%, 2/21/2050	AUD	1,813,000	1,504,886
Series 22CI, 1.25%, 2/21/2022	AUD	2,932,438	2,054,672
Series 40CI, 1.25%, 8/21/2040	AUD	2,459,025	2,045,881
Series 35CI, 2.00%, 8/21/2035	AUD	2,050,200	1,834,388
Series 30CI, 2.50%, 9/20/2030	AUD	2,470,089	2,162,993
Series 25CI, 3.00%, 9/20/2025	AUD	4,812,054	3,858,758
Series 20CI, 4.00%, 8/20/2020	AUD	141,240	97,634
			15,544,634
BRAZIL — 6.2%
Brazil Notas do Tesouro Nacional Serie B:
Series NTNB, 6.00%, 8/15/2022	BRL	14,016,649	2,847,102
Series NTNB, 6.00%, 5/15/2023	BRL	10,277,292	2,140,502
Series NTNB, 6.00%, 8/15/2024	BRL	11,200,142	2,389,415
Series NTNB, 6.00%, 5/15/2025	BRL	3,623,575	761,399
Series NTNB, 6.00%, 8/15/2026	BRL	7,247,151	1,579,938
Series NTNB, 6.00%, 8/15/2028	BRL	3,881,592	861,587
Series NTNB, 6.00%, 8/15/2030	BRL	3,425,926	768,914
Series NTNB, 6.00%, 5/15/2035	BRL	5,764,777	1,310,792
Series NTNB, 6.00%, 8/15/2040	BRL	4,776,467	1,096,353
Series NTNB, 6.00%, 5/15/2045	BRL	9,684,829	2,232,871
Series NTNB, 6.00%, 8/15/2050	BRL	14,988,426	3,529,871
Series NTNB, 6.00%, 5/15/2055	BRL	6,061,254	1,450,288
			20,969,032
CANADA — 4.6%
Canadian Government Real Return Bond:
Series CPI, 0.50%, 12/1/2050	CAD	1,644,835	1,422,927
Series CPI, 1.25%, 12/1/2047	CAD	2,091,710	2,086,381
Security Description		Principal Amount	Value
Series CPI, 1.50%, 12/1/2044	CAD	1,849,255	$ 1,862,425
Series CPI, 2.00%, 12/1/2041	CAD	2,019,746	2,102,182
Series CPI, 3.00%, 12/1/2036	CAD	1,950,448	2,139,807
Series CPI, 4.00%, 12/1/2031	CAD	2,547,291	2,782,364
Series CPI, 4.25%, 12/1/2021	CAD	1,952,369	1,508,155
Series CPI, 4.25%, 12/1/2026	CAD	1,738,631	1,646,083
			15,550,324
CHILE — 4.4%
Bonos de la Tesoreria de la Republica:
1.30%, 3/1/2023	CLP	717,410,500	912,719
1.50%, 3/1/2026	CLP	2,094,838,660	2,811,217
1.90%, 9/1/2030	CLP	1,061,767,540	1,571,944
2.00%, 3/1/2035	CLP	1,347,012,670	2,109,509
2.10%, 7/15/2050	CLP	430,446,300	767,639
Series 30YR, 3.00%, 1/1/2044	CLP	2,310,042,610	4,556,824
Bonos del Banco Central de Chile en UF:
Series 10YR, 3.00%, 3/1/2022	CLP	315,660,620	415,062
Series 10YR, 3.00%, 3/1/2023	CLP	26,880	37
Series 20YR, 3.00%, 5/1/2028	CLP	114,785,680	179,984
Series 20YR, 3.00%, 2/1/2031	CLP	401,749,880	657,461
Series 30YR, 3.00%, 2/1/2041	CLP	401,749,880	764,892
			14,747,288
COLOMBIA — 3.7%
Colombian TES:
Series UVR, 3.00%, 3/25/2033	COP	6,625,908,000	1,692,484
Series UVR, 3.30%, 3/17/2027	COP	9,165,839,400	2,528,077
Series UVR, 3.50%, 5/7/2025	COP	4,886,607,150	1,377,988
Series UVR, 3.75%, 2/25/2037	COP	3,417,618,650	942,320
Series UVR, 3.75%, 6/16/2049	COP	1,932,556,500	525,958
Series UVR, 4.75%, 2/23/2023	COP	12,368,361,600	3,539,124
Series UVR, 4.75%, 4/4/2035	COP	6,418,839,950	1,966,861
			12,572,812

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
FRANCE — 9.3%
French Republic Government Bond OAT:
Series OATE, 0.10%, 3/1/2021	EUR	970,168	$ 1,086,103
Series OATI, 0.10%, 7/25/2021	EUR	668,866	756,721
Series OATI, 0.10%, 3/1/2025	EUR	1,183,547	1,386,460
Series OATI, 0.10%, 3/1/2028	EUR	1,307,502	1,576,898
Series OATE, 0.10%, 3/1/2029	EUR	908,232	1,115,764
Series OATE, 0.10%, 7/25/2036 (a)	EUR	1,031,250	1,334,302
Series OATE, 0.10%, 7/25/2047 (a)	EUR	1,203,406	1,667,070
Series OATE, 0.25%, 7/25/2024	EUR	2,156,787	2,544,242
Series OATE, 0.70%, 7/25/2030 (a)	EUR	1,393,105	1,833,789
Series OATE, 1.10%, 7/25/2022	EUR	2,331,588	2,721,115
Series OATE, 1.80%, 7/25/2040 (a)	EUR	1,741,146	3,017,441
Series OATE, 1.85%, 7/25/2027	EUR	3,552,999	4,815,398
Series OATI, 2.10%, 7/25/2023	EUR	2,508,792	3,069,657
Series OATE, 2.25%, 7/25/2020	EUR	19	21
Series OATE, 3.15%, 7/25/2032	EUR	1,549,078	2,634,303
Series OATI, 3.40%, 7/25/2029	EUR	1,014,008	1,606,167
			31,165,451
GERMANY — 4.7%
Deutsche Bundesrepublik Inflation Linked Bond:
Series I/L, 0.10%, 4/15/2023	EUR	3,484,931	3,986,863
Series I/L, 0.10%, 4/15/2026	EUR	3,423,516	4,110,743
Series I/L, 0.10%, 4/15/2046	EUR	1,894,952	2,927,009
Series I/L, 0.50%, 4/15/2030	EUR	3,522,756	4,635,613
			15,660,228
ISRAEL — 4.5%
Israel Government Bond - CPI Linked:
Series 0529, 0.50%, 5/31/2029	ILS	2,465,035	790,296
0.75%, 10/31/2025	ILS	2,920,048	906,143
Series 0527, 0.75%, 5/31/2027	ILS	2,735,173	870,011
Security Description		Principal Amount	Value
1.00%, 5/31/2045	ILS	5,155,964	$ 1,798,832
1.75%, 9/29/2023	ILS	3,926,552	1,215,376
Series 0922, 2.75%, 9/30/2022	ILS	4,985,960	1,536,823
Series 0841, 2.75%, 8/30/2041	ILS	4,828,988	2,239,854
Series 0536, 4.00%, 5/30/2036	ILS	5,304,280	2,632,250
Israel Government Bond - Galil:
Series 5903, 4.00%, 7/30/2021	ILS	5,657,433	1,706,907
Series 5904, 4.00%, 7/31/2024	ILS	4,333,639	1,485,439
			15,181,931
ITALY — 6.6%
Italy Buoni Poliennali Del Tesoro:
Series CPI, 0.10%, 5/15/2022 (a)	EUR	1,278,909	1,424,430
Series CPI, 0.10%, 5/15/2023	EUR	825,864	918,840
Series CPI, 0.40%, 5/15/2030 (a)	EUR	984,288	1,063,795
Series CPI, 1.25%, 9/15/2032 (a)	EUR	1,675,744	1,954,547
Series CPI, 1.30%, 5/15/2028 (a)	EUR	2,251,222	2,629,986
Series CPI, 2.10%, 9/15/2021 (a)	EUR	2,612,662	2,999,508
Series CPI, 2.35%, 9/15/2024 (a)	EUR	1,685,888	2,045,580
Series CPI, 2.35%, 9/15/2035 (a)	EUR	1,848,765	2,478,930
Series CPI, 2.55%, 9/15/2041 (a)	EUR	1,636,973	2,304,961
Series CPI, 2.60%, 9/15/2023 (a)	EUR	2,034,951	2,457,667
Series CPI, 3.10%, 9/15/2026 (a)	EUR	1,417,686	1,840,295
			22,118,539
JAPAN — 4.6%
Japanese Government CPI Linked Bond:
Series 17, 0.10%, 9/10/2023	JPY	43,050,000	398,988
Series 18, 0.10%, 3/10/2024	JPY	95,225,900	884,364
Series 19, 0.10%, 9/10/2024	JPY	196,910,000	1,821,023
Series 20, 0.10%, 3/10/2025	JPY	314,253,000	2,898,491
Series 21, 0.10%, 3/10/2026	JPY	209,312,480	1,930,987
Series 22, 0.10%, 3/10/2027	JPY	207,885,141	1,918,860

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series 23, 0.10%, 3/10/2028	JPY	326,207,390	$ 3,014,134
Series 24, 0.10%, 3/10/2029	JPY	266,782,960	2,473,019
			15,339,866
MEXICO — 4.5%
Mexican Udibonos:
Series S, 2.00%, 6/9/2022	MXN	53,999,895	2,354,617
Series S, 3.50%, 11/16/2023	MXN	11,600,209	533,920
Series S, 4.00%, 11/30/2028	MXN	48,006,340	2,382,595
Series S, 4.00%, 11/15/2040	MXN	55,416,723	2,730,066
Series S, 4.00%, 11/8/2046	MXN	51,229,876	2,568,522
Series S, 4.00%, 11/3/2050	MXN	13,533,623	688,249
Series S, 4.50%, 12/4/2025	MXN	48,586,282	2,405,785
Series S, 4.50%, 11/22/2035	MXN	29,254,870	1,546,772
			15,210,526
NEW ZEALAND — 2.1%
New Zealand Government Bond:
Series 0925, 2.00%, 9/20/2025	NZD	2,516,605	1,787,655
Series 0935, 2.50%, 9/20/2035	NZD	2,801,821	2,398,656
Series 0940, 2.50%, 9/20/2040	NZD	2,003,438	1,807,113
Series 0930, 3.00%, 9/20/2030	NZD	1,370,750	1,140,093
			7,133,517
SOUTH AFRICA — 4.5%
South Africa Government Bond - CPI Linked:
Series 2029, 1.88%, 3/31/2029	ZAR	11,908,304	561,647
Series 2033, 1.88%, 2/28/2033	ZAR	19,040,229	804,457
Series 2025, 2.00%, 1/31/2025	ZAR	32,757,568	1,738,516
Series 2038, 2.25%, 1/31/2038	ZAR	35,735,219	1,460,230
Series 2046, 2.50%, 3/31/2046	ZAR	28,067,676	1,087,761
Series 2050, 2.50%, 12/31/2050	ZAR	44,628,327	1,642,495
Series R210, 2.60%, 3/31/2028	ZAR	30,684,016	1,564,382
Series R212, 2.75%, 1/31/2022	ZAR	24,749,870	1,429,319
Security Description		Principal Amount	Value
Series R202, 3.45%, 12/7/2033	ZAR	47,543,583	$ 2,398,330
Series R197, 5.50%, 12/7/2023	ZAR	37,899,603	2,372,177
			15,059,314
SOUTH KOREA — 0.9%
Inflation Linked Korea Treasury Bond:
Series 2606, 1.00%, 6/10/2026	KRW	183,532,800	154,706
Series 2106, 1.50%, 6/10/2021	KRW	1,543,275,870	1,298,149
Series 2806, 1.75%, 6/10/2028	KRW	1,612,096,000	1,423,150
			2,876,005
SPAIN — 4.6%
Spain Government Inflation Linked Bond:
0.15%, 11/30/2023	EUR	710,458	818,980
0.30%, 11/30/2021	EUR	1,494,426	1,693,086
0.65%, 11/30/2027 (a)	EUR	2,769,250	3,377,529
0.70%, 11/30/2033 (a)	EUR	1,559,920	1,971,740
1.00%, 11/30/2030 (a)	EUR	2,826,927	3,629,486
1.80%, 11/30/2024 (a)	EUR	3,076,178	3,828,281
			15,319,102
SWEDEN — 2.8%
Sweden Inflation Linked Bond:
Series 3112, 0.13%, 6/1/2026	SEK	10,028,015	1,189,558
Series 3113, 0.13%, 12/1/2027	SEK	13,606,217	1,652,406
Series 3111, 0.13%, 6/1/2032 (a)	SEK	11,303,246	1,462,588
Series 3108, 0.25%, 6/1/2022 (a)	SEK	15,080,843	1,673,978
Series 3109, 1.00%, 6/1/2025 (a)	SEK	11,194,921	1,358,922
Series 3104, 3.50%, 12/1/2028 (a)	SEK	12,280,340	1,917,392
			9,254,844
TURKEY — 4.6%
Turkey Government Bond:
Series CPI, 1.00%, 5/3/2023	TRY	7,792,541	1,148,342
Series CPI, 2.00%, 10/26/2022	TRY	9,765,586	1,471,050
Series CPI, 2.00%, 9/18/2024	TRY	7,052,633	1,046,486
Series CPI, 2.00%, 4/16/2025	TRY	6,667,110	991,015
Series CPI, 2.40%, 5/8/2024	TRY	6,730,588	1,016,468

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series CPI, 2.70%, 1/14/2026	TRY	9,248,588	$ 1,421,982
Series CPI, 2.80%, 11/8/2023	TRY	4,781,338	732,412
Series CPI, 2.90%, 7/7/2027	TRY	4,396,553	686,530
Series CPI, 2.90%, 1/12/2028	TRY	1,402,397	219,107
Series CPI, 3.00%, 7/21/2021	TRY	9,770,755	1,482,733
Series CPI, 3.00%, 2/23/2022	TRY	8,585,853	1,302,860
Series CPI, 3.00%, 8/2/2023	TRY	10,391,704	1,607,311
3.20%, 11/6/2024	TRY	3,210,461	500,049
Series CPI, 3.30%, 6/28/2028	TRY	6,592,231	1,058,498
4.10%, 6/5/2024	TRY	448,349	71,658
Series CPI, 4.20%, 1/10/2024	TRY	5,130,539	818,109
			15,574,610
UNITED KINGDOM — 22.4%
United Kingdom Gilt Inflation Linked:
Series 3MO, 0.13%, 3/22/2024	GBP	914,906	1,249,813
Series 3MO, 0.13%, 3/22/2026	GBP	1,087,738	1,585,338
Series 3MO, 0.13%, 8/10/2028	GBP	859,233	1,351,422
Series 3MO, 0.13%, 3/22/2029	GBP	1,478,904	2,364,040
Series 3MO, 0.13%, 11/22/2036	GBP	1,069,045	2,073,178
Series 3MO, 0.13%, 8/10/2041	GBP	1,044,800	2,224,983
Series 3MO, 0.13%, 3/22/2044	GBP	1,538,899	3,440,444
Series 3MO, 0.13%, 3/22/2046	GBP	1,248,533	2,898,867
Series 3MO, 0.13%, 8/10/2048	GBP	921,052	2,246,292
Series 3MO, 0.13%, 11/22/2056	GBP	734,586	2,129,359
Series 3MO, 0.13%, 3/22/2058	GBP	737,538	2,188,125
Series 3MO, 0.13%, 11/22/2065	GBP	617,939	2,156,651
Series 3MO, 0.13%, 3/22/2068	GBP	1,113,220	4,135,163
Series 3MO, 0.25%, 3/22/2052	GBP	1,148,394	3,091,908
Series 3MO, 0.38%, 3/22/2062	GBP	874,715	2,986,656
Series 3MO, 0.50%, 3/22/2050	GBP	1,713,912	4,650,917
Security Description		Principal Amount	Value
Series 3MO, 0.63%, 3/22/2040	GBP	1,216,224	$ 2,711,735
Series 3MO, 0.63%, 11/22/2042	GBP	1,349,638	3,211,047
Series 3MO, 0.75%, 3/22/2034	GBP	1,467,855	2,872,161
Series 3MO, 0.75%, 11/22/2047	GBP	1,006,964	2,733,584
Series 3MO, 1.13%, 11/22/2037	GBP	1,475,737	3,352,635
Series 3MO, 1.25%, 11/22/2027	GBP	1,884,657	3,116,927
Series 3MO, 1.25%, 11/22/2032	GBP	1,819,057	3,621,204
Series 3MO, 1.25%, 11/22/2055	GBP	1,294,016	4,657,939
Series 3MO, 1.88%, 11/22/2022	GBP	1,991,850	2,729,056
Series 8MO, 2.00%, 1/26/2035	GBP	963,854	2,176,017
Series 8MO, 2.50%, 7/17/2024	GBP	1,266,281	1,894,815
Series 8MO, 4.13%, 7/22/2030	GBP	646,188	1,438,951
			75,289,227
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $325,552,531)			334,567,250
	Shares
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (b) (c) (Cost $652,310)	652,310	652,310
TOTAL INVESTMENTS — 99.8% (Cost $326,204,841)		335,219,560
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		589,932
NET ASSETS — 100.0%		$ 335,809,492
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 14.4% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2020.
AUD	Australian Dollar
BRL	Brazilian Real

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	Turkish New Lira
ZAR	South African Rand

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$ —	$334,567,250	$—	$334,567,250
Short-Term Investment	652,310	—	—	652,310
TOTAL INVESTMENTS	$652,310	$334,567,250	$—	$335,219,560
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	69,368	$69,368	$6,934,584	$6,351,642	$—	$—	652,310	$652,310	$1,031
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2020 (Unaudited)

	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	SPDR Bloomberg Barclays International Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 723,780,671	$142,131,669
Investments in affiliated issuers, at value	—	2,545,354
Total Investments	723,780,671	144,677,023
Foreign currency, at value	4,357,742	131,145
Receivable for investments sold	52,630,085	2,801,263
Receivable for fund shares sold	—	—
Unrealized appreciation on forward foreign currency exchange contracts	88,534	—
Dividends receivable — affiliated issuers	4,406	1
Interest receivable — unaffiliated issuers	9,266,877	1,094,693
Securities lending income receivable — unaffiliated issuers	485	1,119
Receivable for foreign taxes recoverable	83,535	2,450
Other Receivable	5,843,788	—
TOTAL ASSETS	796,056,123	148,707,694
LIABILITIES
Due to custodian	205,265	—
Payable upon return of securities loaned	—	2,542,145
Payable for investments purchased	10,203,166	1,842,844
Payable for fund shares repurchased	44,738,092	—
Unrealized depreciation on forward foreign currency exchange contracts	117,695	—
Deferred foreign taxes payable	227,444	—
Advisory fee payable	226,578	60,935
Trustees’ fees and expenses payable	—	3,474
TOTAL LIABILITIES	55,718,240	4,449,398
NET ASSETS	$ 740,337,883	$144,258,296
NET ASSETS CONSIST OF:
Paid-in Capital	$ 810,394,250	$150,327,048
Total distributable earnings (loss)**	(70,056,367)	(6,068,752)
NET ASSETS	$ 740,337,883	$144,258,296
NET ASSET VALUE PER SHARE
Net asset value per share	$ 26.25	$ 33.55
Shares outstanding (unlimited amount authorized, $0.01 par value)	28,200,000	4,300,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 745,690,136	$145,557,779
Investments in affiliated issuers	—	2,545,354
Total cost of investments	$ 745,690,136	$148,103,133
Foreign currency, at cost	$3,382,573,968	$ 131,394
* Includes investments in securities on loan, at value	$ —	$ 2,537,009
** Includes deferred foreign taxes	$ 189,673	$ —
See accompanying notes to financial statements.

SPDR Bloomberg Barclays International Treasury Bond ETF	SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	SPDR FTSE International Government Inflation-Protected Bond ETF

$747,781,534	$250,110,979	$334,567,250
686,308	—	652,310
748,467,842	250,110,979	335,219,560
2,235,843	1,546,745	847,288
11,223,316	19,289,263	2,646,178
—	3,043,418	—
—	—	—
8	81	181
4,897,444	1,787,390	1,600,758
257	—	—
681,028	162,614	—
969	7,609	1,444,974
767,506,707	275,948,099	341,758,939

—	475	1,444,974
673,530	—	—
12,258,955	23,315,570	4,360,003
—	—	—
—	—	—
58,727	7,868	1,927
219,565	68,568	138,204
3,561	4,596	4,339
13,214,338	23,397,077	5,949,447
$754,292,369	$252,551,022	$335,809,492

$765,772,413	$257,087,466	$342,812,356
(11,480,044)	(4,536,444)	(7,002,864)
$754,292,369	$252,551,022	$335,809,492

$ 28.79	$ 30.43	$ 52.47
26,200,038	8,300,000	6,400,483

$751,125,193	$249,284,521	$325,552,531
686,308	—	652,310
$751,811,501	$249,284,521	$326,204,841
$ 14,251,826	$ 1,553,174	$ 872,220
$ 663,336	$ —	$ —
$ 58,727	$ 7,868	$ —

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2020 (Unaudited)

	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	SPDR Bloomberg Barclays International Corporate Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 23,508,348	$ 984,243
Dividend income — affiliated issuers	32,482	161
Unaffiliated securities lending income	—	—
Affiliated securities lending income	485	4,178
Foreign taxes withheld	(612,927)	—
TOTAL INVESTMENT INCOME (LOSS)	22,928,388	988,582
EXPENSES
Advisory fee	1,434,086	413,579
Trustees’ fees and expenses	10,161	—
TOTAL EXPENSES	1,444,247	413,579
NET INVESTMENT INCOME (LOSS)	$ 21,484,141	$ 575,003
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments—unaffiliated issuers*	(28,624,726)	(2,517,736)
In-kind redemptions — unaffiliated issuers	3,107,563	(209,028)
Forward foreign currency exchange contracts	40,892	—
Foreign currency transactions	3,373,813,125	(101,566)
Net realized gain (loss)	3,348,336,854	(2,828,330)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(43,953,590)	29,736
Forward foreign currency exchange contracts	(135,745)	—
Foreign currency translations	(3,378,750,230)	(29,029)
Net change in unrealized appreciation/depreciation	(3,422,839,565)	707
NET REALIZED AND UNREALIZED GAIN (LOSS)	(74,502,711)	(2,827,623)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (53,018,570)	$(2,252,620)
* Includes foreign capital gain taxes	$ (68,748)	$ —
** Includes foreign deferred taxes	$ 84,431	$ —
See accompanying notes to financial statements.

SPDR Bloomberg Barclays International Treasury Bond ETF	SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	SPDR FTSE International Government Inflation-Protected Bond ETF

$ 7,795,670	$ 906,112	$ 3,987,375
1,396	778	1,031
12	—	—
1,968	—	—
(154,893)	(31,866)	(10,863)
7,644,153	875,024	3,977,543

1,571,524	441,151	878,537
1,323	—	—
1,572,847	441,151	878,537
$ 6,071,306	$ 433,873	$ 3,099,006

(5,453,873)	(4,814,399)	(12,485,538)
(3,533,611)	(1,064,260)	2,650,176
—	—	—
10,695,384	(101,910)	(780,585)
1,707,900	(5,980,569)	(10,615,947)

1,898,985	120,199	(12,585,832)
—	—	—
(12,068,750)	(40,274)	(59,427)
(10,169,765)	79,925	(12,645,259)
(8,461,865)	(5,900,644)	(23,261,206)
$ (2,390,559)	$(5,466,771)	$(20,162,200)
$ (15,307)	$ (11,259)	$ (6,004)
$ 22,768	$ 2,853	$ 42,500

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
	Six-Months Ended 6/30/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 21,484,141	$ 20,770,689	$ 36,200,827
Net realized gain (loss)	3,348,336,854	(21,114,549)	(23,459,125)
Net change in unrealized appreciation/depreciation	(3,422,839,565)	27,339,901	40,737,222
Net increase (decrease) in net assets resulting from operations	(53,018,570)	26,996,041	53,478,924
Distributions to shareholders:	(16,305,936)	(1,987,352)	(18,596,461)
Return of capital	—	(21,574,785)	(12,351,842)
Total Distributions to shareholders	(16,305,936)	(23,562,137)	(30,948,303)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	147,489,918	222,765,636	283,813,595
Cost of shares redeemed	(353,921,776)	(21,644,038)	(16,273,520)
Other Capital	465,209	335,816	591,371
Net increase (decrease) in net assets from beneficial interest transactions	(205,966,649)	201,457,414	268,131,446
Contribution from Affiliate (Note 5)	—	—	142,298
Net increase (decrease) in net assets during the period	(275,291,155)	204,891,318	290,804,365
Net assets at beginning of period	1,015,629,038	810,737,720	519,933,355
NET ASSETS AT END OF PERIOD	$ 740,337,883	$1,015,629,038	$810,737,720
SHARES OF BENEFICIAL INTEREST:
Shares sold	5,400,000	8,100,000	10,600,000
Shares redeemed	(13,700,000)	(800,000)	(600,000)
Net increase (decrease) from share transactions	(8,300,000)	7,300,000	10,000,000
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
See accompanying notes to financial statements.

SPDR Bloomberg Barclays International Corporate Bond ETF			SPDR Bloomberg Barclays International Treasury Bond ETF
Six-Months Ended 6/30/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Six-Months Ended 6/30/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19

$ 575,003	$ 721,641	$ 1,628,186	$ 6,071,306	$ 7,133,359	$ 15,953,339
(2,828,330)	(1,475,355)	(6,055,393)	1,707,900	(2,204,516)	(17,770,790)
707	814,963	5,954,873	(10,169,765)	(3,085,816)	51,709,951
(2,252,620)	61,249	1,527,666	(2,390,559)	1,843,027	49,892,500
(390,349)	(499,181)	—	(4,161,666)	(7,025,941)	(13,509,746)
—	(159,224)	(1,352,194)	—	—	—
(390,349)	(658,405)	(1,352,194)	(4,161,666)	(7,025,941)	(13,509,746)

16,805,151	46,924,212	9,941,724	31,813,700	89,142,321	296,314,744
(60,177,217)	(23,493,520)	(73,064,672)	(300,066,124)	(178,026,850)	(729,733,193)
385	81,587	19,650	242,045	56,593	270,459
(43,371,681)	23,512,279	(63,103,298)	(268,010,379)	(88,827,936)	(433,147,990)
—	—	—	—	—	—
(46,014,650)	22,915,123	(62,927,826)	(274,562,604)	(94,010,850)	(396,765,236)
190,272,946	167,357,823	230,285,649	1,028,854,973	1,122,865,823	1,519,631,059
$144,258,296	$190,272,946	$167,357,823	$ 754,292,369	$1,028,854,973	$1,122,865,823

500,000	1,400,000	300,000	1,100,000	3,100,000	10,700,000
(1,800,000)	(700,000)	(2,200,000)	(10,700,000)	(6,200,000)	(26,300,000)
(1,300,000)	700,000	(1,900,000)	(9,600,000)	(3,100,000)	(15,600,000)
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
	Six-Months Ended 6/30/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 433,873	$ 650,533	$ 1,439,783
$Net realized gain (loss)	(5,980,569)	(3,250,719)	(2,158,472)
Net change in unrealized appreciation/depreciation	79,925	1,721,876	1,978,189
Net increase (decrease) in net assets resulting from operations	(5,466,771)	(878,310)	1,259,500
Distributions to shareholders:	(281,867)	—	(3,097,036)
Return of capital	—	(667,017)	(606,203)
Total Distributions to shareholders	(281,867)	(667,017)	(3,703,239)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	24,375,784	33,490,820	64,766,646
Cost of shares redeemed	(65,608,409)	(30,583,886)	(96,823,406)
Other Capital	35,988	16,994	35,702
Net increase (decrease) in net assets from beneficial interest transactions	(41,196,637)	2,923,928	(32,021,058)
Net increase (decrease) in net assets during the period	(46,945,275)	1,378,601	(34,464,797)
Net assets at beginning of period	299,496,297	298,117,696	332,582,493
NET ASSETS AT END OF PERIOD	$252,551,022	$299,496,297	$298,117,696
SHARES OF BENEFICIAL INTEREST:
Shares sold	800,000	1,100,000	2,100,000
Shares redeemed	(2,200,000)	(1,000,000)	(3,100,000)
Net increase (decrease) from share transactions	(1,400,000)	100,000	(1,000,000)
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
See accompanying notes to financial statements.

SPDR FTSE International Government Inflation-Protected Bond ETF
Six-Months Ended 6/30/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19

$ 3,099,006	$ 5,438,873	$ 16,759,415
(10,615,947)	1,352,754	(27,735,476)
(12,645,259)	(46,949)	28,930,152
(20,162,200)	6,744,678	17,954,091
(2,354,246)	(7,249,343)	—
—	(138,032)	(16,623,886)
(2,354,246)	(7,387,375)	(16,623,886)

—	11,029,696	21,554,235
(72,984,516)	(54,943,938)	(115,583,422)
93,962	59,664	254,750
(72,890,554)	(43,854,578)	(93,774,437)
(95,407,000)	(44,497,275)	(92,444,232)
431,216,492	475,713,767	568,157,999
$335,809,492	$431,216,492	$ 475,713,767

—	200,000	400,000
(1,400,000)	(1,000,000)	(2,200,000)
(1,400,000)	(800,000)	(1,800,000)
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
	Six-Months Ended 6/30/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 27.83	$ 27.76	$ 27.08	$ 28.99	$ 27.74	$ 27.08	$ 31.25
Income (loss) from investment operations:
Net investment income (loss)	0.59	0.65	1.51	1.41	1.38	1.47	1.43
Net realized and unrealized gain (loss) (b)	(1.74)	0.15	0.45	(2.28)	(0.18)	(0.90)	(5.64)
Total from investment operations	(1.15)	0.80	1.96	(0.87)	1.20	0.57	(4.21)
Contribution from Affiliate	—	—	0.01	—	—	—	—
Other capital (c)	0.01	0.01	0.02	0.06	0.05	0.09	0.04
Distributions to shareholders from:
Net investment income	(0.44)	(0.07)	(0.79)	(0.67)	—	—	—
Return of Capital	—	(0.67)	(0.52)	(0.43)	—	—	—
Total distributions	(0.44)	(0.74)	(1.31)	(1.10)	—	—	—
Net asset value, end of period	$ 26.25	$ 27.83	$ 27.76	$ 27.08	$ 28.99	$ 27.74	$ 27.08
Total return (d)	(4.03)%	2.94%	7.70%(e)	(3.03)%	4.49%	2.44%	(13.35)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$740,338	$1,015,629	$810,738	$519,933	$130,438	$205,272	$97,487
Ratios to average net assets:
Total expenses	0.30%(f)	0.30%(f)	0.39%	0.41%	0.47%	0.50%	0.500%
Net expenses	0.30%(f)	0.30%(f)	0.38%	0.41%	0.46%	0.50%	0.50%
Net investment income (loss)	4.49%(f)	4.69%(f)	5.68%	4.81%	4.95%	5.67%	4.94%
Portfolio turnover rate (g)	25%(h)	18%(h)	43%	83%	42%	44%	35%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended June 30, 2019, the total return would have been 7.66%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays International Corporate Bond ETF
	Six-Months Ended 6/30/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 33.98	$ 34.15	$ 33.87	$ 33.17	$ 32.44	$ 31.34	$ 37.68
Income (loss) from investment operations:
Net investment income (loss)	0.11	0.14	0.29	0.25	0.42	0.57	0.49
Net realized and unrealized gain (loss) (b)	(0.46)	(0.20)	0.23	0.63	0.30	0.53	(6.50)
Total from investment operations	(0.35)	(0.06)	0.52	0.88	0.72	1.10	(6.01)
Other capital (c)	0.00	0.02	0.00(d)	0.04	0.01	(0.00)(d)	0.01
Distributions to shareholders from:
Net investment income	(0.08)	(0.10)	—	(0.22)	—	(0.00)(d)	(0.33)
Net realized gains	—	—	—	—	(0.00)(d)	—	(0.01)
Return of Capital	—	(0.03)	(0.24)	—	—	—	—
Total distributions	(0.08)	(0.13)	(0.24)	(0.22)	(0.00)(d)	(0.00)(d)	(0.34)
Net asset value, end of period	$ 33.55	$ 33.98	$ 34.15	$ 33.87	$ 33.17	$ 32.44	$ 31.34
Total return (e)	(1.03)%	(0.15)%	1.59%	2.71%	2.26%	3.54%	(16.02)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$144,258	$190,273	$167,358	$230,286	$149,286	$139,508	$191,155
Ratios to average net assets:
Total expenses	0.50%(f)	0.50%(f)	0.51%	0.50%	0.50%	0.50%	0.54%
Net investment income (loss)	0.70%(f)	0.81%(f)	0.88%	0.72%	1.30%	1.80%	1.43%
Portfolio turnover rate (g)	11%(h)	5%(h)	16%	23%	14%	19%	28%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays International Treasury Bond ETF
	Six-Months Ended 6/30/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 28.74	$ 28.87	$ 27.88	$ 27.56	$ 28.60	$ 26.08	$ 30.34
Income (loss) from investment operations:
Net investment income (loss) (b)	0.19	0.19	0.39	0.31	0.46	0.50	0.46
Net realized and unrealized gain (loss) (c)	(0.02)	(0.13)	0.92	0.24	(1.51)	2.01	(4.37)
Total from investment operations	0.17	0.06	1.31	0.55	(1.05)	2.51	(3.91)
Net equalization credits and charges (b)	—	—	—	—	—	—	(0.02)
Other capital (b)	0.01	0.00(d)	0.01	0.01	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.13)	(0.19)	(0.33)	(0.24)	—	—	(0.18)
Net realized gains	—	—	—	—	—	—	(0.16)
Total distributions	(0.13)	(0.19)	(0.33)	(0.24)	—	—	(0.34)
Net asset value, end of period	$ 28.79	$ 28.74	$ 28.87	$ 27.88	$ 27.56	$ 28.60	$ 26.08
Total return (e)	0.64%	0.20%	4.78%	2.02%	(3.61)%	9.67%	(13.01)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$754,292	$1,028,855	$1,122,866	$1,519,631	$1,568,418	$1,675,762	$1,449,792
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%(f)	0.38%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	1.35%(f)	1.31%(f)	1.42%	1.09%	1.46%	1.86%	1.62%
Portfolio turnover rate (g)	7%(h)	7%(h)	18%	29%	25%	24%	19%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
	Six-Months Ended 6/30/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 30.88	$ 31.05	$ 31.38	$ 31.23	$ 31.48	$ 30.71	$ 36.48
Income (loss) from investment operations:
Net investment income (loss) (b)	0.05	0.07	0.16	0.00(c)	0.03	0.17	0.19
Net realized and unrealized gain (loss) (d)	(0.47)	(0.17)	(0.10)	0.28	(0.42)	0.59	(5.91)
Total from investment operations	(0.42)	(0.10)	0.06	0.28	(0.39)	0.76	(5.72)
Net equalization credits and charges (b)	—	—	—	—	—	—	(0.01)
Voluntary contribution from Adviser	—	—	—	—	0.18	—	—
Other capital (b)	0.00(c)	0.00(c)	0.00(c)	0.01	0.00(c)	0.03	0.02
Distributions to shareholders from:
Net investment income	(0.03)	—	(0.33)	(0.14)	—	—	(0.01)
Net realized gains	—	—	—	—	(0.04)	(0.02)	(0.05)
Return of Capital	—	(0.07)	(0.06)	—	—	—	—
Total distributions	(0.03)	(0.07)	(0.39)	(0.14)	(0.04)	(0.02)	(0.06)
Net asset value, end of period	$ 30.43	$ 30.88	$ 31.05	$ 31.38	$ 31.23	$ 31.48	$ 30.71
Total return (e)	(1.34)%	(0.36)%	0.21%	0.90%	(0.66)%(f)	2.56%	(15.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$252,551	$299,496	$298,118	$332,582	$196,749	$182,560	$199,591
Ratios to average net assets:
Total expenses	0.35%(g)	0.35%(g)	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.34%(g)	0.43%(g)	0.51%	0.01%	0.11%	0.55%	0.59%
Portfolio turnover rate (h)	36%(i)	31%(i)	66%	63%	74%	85%	83%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amount is less than $0.005 per share.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If the Adviser had not made a one-time voluntary contribution during the period ended June 30, 2017, the total return would have been (1.24)%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR FTSE International Government Inflation-Protected Bond ETF
	Six-Months Ended 6/30/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 55.28	$ 55.31	$ 54.63	$ 55.75	$ 55.13	$ 54.61	$ 62.28
Income (loss) from investment operations:
Net investment income (loss) (b)	0.46	0.66	1.92	1.73	1.86	1.39	1.36
Net realized and unrealized gain (loss) (c)	(2.93)	0.19	0.57	(1.11)	(0.65)	(0.37)	(8.43)
Total from investment operations	(2.47)	0.85	2.49	0.62	1.21	1.02	(7.07)
Contribution from Affiliate	—	—	—	0.00(d)	—	—	—
Other capital (b)	0.01	0.01	0.03	0.11	0.07	0.08	0.10
Distributions to shareholders from:
Net investment income	(0.35)	(0.87)	—	(1.18)	—	(0.05)	(0.43)
Net realized gains	—	—	—	(0.47)	(0.66)	(0.53)	(0.27)
Return of Capital	—	(0.02)	(1.84)	(0.20)	—	—	—
Total distributions	(0.35)	(0.89)	(1.84)	(1.85)	(0.66)	(0.58)	(0.70)
Net asset value, end of period	$ 52.47	$ 55.28	$ 55.31	$ 54.63	$ 55.75	$ 55.13	$ 54.61
Total return (e)	(4.47)%	1.58%	4.78%	1.21%	2.39%	2.12%	(11.25)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$335,809	$431,216	$475,714	$568,158	$496,236	$617,443	$769,996
Ratios to average net assets:
Total expenses	0.50%(f)	0.50%(f)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	1.76%(f)	2.39%(f)	3.60%	3.02%	3.39%	2.63%	2.35%
Portfolio turnover rate (g)	17%(h)	8%(h)	37%	32%	42%	52%	36%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of seventy-nine (79) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
SPDR Bloomberg Barclays International Corporate Bond ETF
SPDR Bloomberg Barclays International Treasury Bond ETF
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
SPDR FTSE International Government Inflation-Protected Bond ETF
Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for each Fund from June 30 to December 31.
Each Fund, except for SPDR Bloomberg Barclays International Corporate Bond ETF, is classified as a non-diversified investment company under the 1940 Act. SPDR Bloomberg Barclays International Corporate Bond ETF is classified as a diversified investment company under the 1940 Act.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2020 is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2020, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Forward Foreign Currency Exchange Contracts
Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the six-month period ended June 30, 2020, the following Funds entered into forward foreign currency exchange contracts for the strategies listed below:
Funds	Strategies
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Efficient portfolio management to reduce the currency deviation of the fund versus the Index
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$88,534	$—	$—	$—	$88,534

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$(117,695)	$—	$—	$—	$(117,695)
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$40,892	$—	$—	$—	$40,892
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$(135,745)	$—	$—	$—	$(135,745)
For financial reporting purposes, the Funds do not offset derivative assets or liabilities, including those that may be subject to an enforceable Foreign Exchange Master Agreement that allows for net settlement between counterparties, on their Statements of Assets and Liabilities. The following tables set forth the Funds’ net exposure to derivative assets and liabilities available for offset and net of collateral at June 30, 2020:
Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Barclays Capital	$ 6,458	$ —	$—	$ 6,458
Citibank N.A.	4,423	—	—	4,423
Goldman Sachs Capital Markets L.P.	879	(879)	—	—
HSBC Bank USA	6,166	(3,091)	—	3,075
JP Morgan Chase Bank, N.A.	60,320	(60,320)	—	—
Societe Generale	2,522	(2,522)	—	—
Standard Chartered Bank	7,766	(7,766)	—	—
	$88,534	$(74,578)	$—	$13,956

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Goldman Sachs Capital Markets L.P.	$ (1,869)	$ 879	$—	$ (990)
HSBC Bank USA	(3,091)	3,091	—	—
JP Morgan Chase Bank, N.A.	(76,006)	60,320	—	(15,686)
Societe Generale	(2,933)	2,522	—	(411)
Standard Chartered Bank	(27,569)	7,766	—	(19,803)
Westpac Banking Corp.	(6,227)	—	—	(6,227)
	$(117,695)	$74,578	$—	$(43,117)
Amounts presented on the Schedules of Investments and Statements of Assets and Liabilities are not net settlement amounts but gross.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	0.30%
SPDR Bloomberg Barclays International Corporate Bond ETF	0.50
SPDR Bloomberg Barclays International Treasury Bond ETF	0.35
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	0.35
SPDR FTSE International Government Inflation-Protected Bond ETF	0.50
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
From time to time, the Adviser may waive all or a portion of its fee. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2020.
This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2020 except with the approval of the Board.
State Street Global Advisors Limited receives fees from the Adviser for its services as the sub-adviser to the SPDR Bloomberg Barclays International Corporate Bond ETF and SPDR Bloomberg Barclays Emerging Markets Local Bond ETF.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 10 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the six-month period ended June 30, 2020 are disclosed in the Schedules of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the six-month period ended June 30, 2020, were as follows:
	Purchases	Sales
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	$229,118,477	$343,832,295
SPDR Bloomberg Barclays International Corporate Bond ETF	17,890,770	33,557,044
SPDR Bloomberg Barclays International Treasury Bond ETF	63,897,394	101,707,687
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	91,629,614	92,939,980
SPDR FTSE International Government Inflation-Protected Bond ETF	61,678,302	92,736,659
For the six-month period ended June 30, 2020, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	$38,823,865	$118,522,627	$ 3,107,563
SPDR Bloomberg Barclays International Corporate Bond ETF	16,540,068	42,794,727	(209,028)
SPDR Bloomberg Barclays International Treasury Bond ETF	27,328,712	243,787,051	(3,533,611)
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	18,933,124	47,353,699	(1,064,260)
SPDR FTSE International Government Inflation-Protected Bond ETF	—	43,854,550	2,650,176

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2019, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	$748,179,062	$17,103,968	$41,531,520	$(24,427,552)
SPDR Bloomberg Barclays International Corporate Bond ETF	148,132,375	1,344,548	4,799,900	(3,455,352)
SPDR Bloomberg Barclays International Treasury Bond ETF	752,706,663	23,646,413	27,885,234	(4,238,821)
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	249,496,856	2,087,243	1,473,120	614,123
SPDR FTSE International Government Inflation-Protected Bond ETF	329,672,126	22,782,339	17,234,905	5,547,434
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

The market value of securities on loan as of June 30, 2020, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
SPDR Bloomberg Barclays International Corporate Bond ETF	$ 2,537,009	$ 2,542,145	$ —	$ 2,542,145
SPDR Bloomberg Barclays International Treasury Bond ETF	663,336	673,530	—	673,530
		Remaining Contractual Maturity of the Agreements As of June 30, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg Barclays International Corporate Bond ETF	Corporate Bonds & Notes	$2,542,145	$—	$—	$—	$2,542,145	$2,542,145
SPDR Bloomberg Barclays International Treasury Bond ETF	Foreign Government Obligations	673,530	—	—	—	673,530	673,530
10.    Line of Credit
The Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
The Funds had no outstanding loans as of June 30, 2020.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
11.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
Each Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	0.30%	$ 959.70	$1.46	$1,023.40	$1.51
SPDR Bloomberg Barclays International Corporate Bond ETF	0.50	989.70	2.47	1,022.40	2.51
SPDR Bloomberg Barclays International Treasury Bond ETF	0.35	1,000.00	1.74	1,023.10	1.76
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	0.35	986.60	1.73	1,023.10	1.76
SPDR FTSE International Government Inflation- Protected Bond ETF	0.50	955.30	2.43	1,022.40	2.51
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to June 30, 2020, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the SPDR FTSE International Government Inflation-Protected Bond ETF, the SPDR Bloomberg Barclays Short Term International Treasury Bond ETF, the SPDR Bloomberg Barclays International Treasury Bond ETF, the SPDR Bloomberg Barclays International Corporate Bond ETF, and the SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds, and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser, including data on the SPDR ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar fixed income indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to services provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.

[This Page Intentionally Left Blank]

SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.
London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). © LSE Group 2020. FTSE Russell
is a trading name of certain of the LSE Group companies. "FTSE®" is a trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company's express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2020 State Street Corporation - All Rights Reserved
SPDRSERTRYESAR

Item 2. Code of Ethics.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 6. Investments.

(a)	A Schedule of Investments for each applicable series of the registrant is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ( the “1940 Act”) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 13. Exhibits.

(a)(1)	Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3)	Not applicable to the registrant.

(a)(4)	Not applicable.

(b)

A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	September 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	September 3, 2020

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	September 3, 2020